UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Developed Markets Index Fund Investor Shares - VDVIX

Developed Markets Index Fund FTSE Developed Markets ETF Share Class - VEA

Developed Markets Index Fund Admiral™ Shares - VTMGX

Developed Markets Index Fund Institutional Shares - VTMNX

Developed Markets Index Fund Institutional Plus Shares - VDIPX

Vanguard Developed Markets Index Fund

Investor Shares (VDVIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1397

Vanguard Developed Markets Index Fund

FTSE Developed Markets ETF Share Class (VEA) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Share Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR936

Vanguard Developed Markets Index Fund

Admiral™ Shares (VTMGX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR127

Vanguard Developed Markets Index Fund

Institutional Shares (VTMNX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR137

Vanguard Developed Markets Index Fund

Institutional Plus Shares (VDIPX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1457

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Developed Markets Index Fund

Contents
Financial Statements	1

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (6.3%)
	Commonwealth Bank of Australia	15,056,632	1,832,517
	BHP Group Ltd.	44,168,478	1,062,587
	National Australia Bank Ltd.	27,540,639	713,793
	CSL Ltd.	4,355,877	688,057
	Westpac Banking Corp.	30,798,000	686,380
	Wesfarmers Ltd.	10,160,618	567,037
	ANZ Group Holdings Ltd.	26,786,921	513,687
	Macquarie Group Ltd.	3,084,912	463,988
	Goodman Group	17,865,728	402,776
	Woodside Energy Group Ltd.	17,048,335	263,344
	Transurban Group	27,868,813	256,420
	Rio Tinto Ltd.	3,323,863	235,297
	Woolworths Group Ltd.	10,950,317	224,304
	Aristocrat Leisure Ltd.	5,005,064	214,441
	QBE Insurance Group Ltd.	13,617,112	209,692
	Brambles Ltd.	12,340,341	190,582
	Coles Group Ltd.	12,016,977	164,778
	Northern Star Resources Ltd.	12,877,945	159,070
*	Xero Ltd.	1,302,431	154,116
	Santos Ltd.	29,163,346	147,038
	Fortescue Ltd.	14,259,165	143,336
	Suncorp Group Ltd.	9,739,991	138,811
*	James Hardie Industries plc GDR	5,073,127	136,230
	Computershare Ltd. (XASX)	4,803,378	126,012
	Insurance Australia Group Ltd.	20,400,899	121,284
	WiseTech Global Ltd.	1,675,914	120,190
	Cochlear Ltd.	586,905	116,076
	Telstra Group Ltd.	36,232,198	115,531
	Scentre Group	46,776,332	109,864
	Origin Energy Ltd.	15,420,322	109,607
	Evolution Mining Ltd.	17,843,872	92,900
	Pro Medicus Ltd.	477,921	89,436
	Medibank Pvt Ltd.	24,728,343	82,120
	ASX Ltd.	1,745,971	80,167
	CAR Group Ltd.	3,239,100	79,770
	South32 Ltd.	40,384,136	77,170
	Sigma Healthcare Ltd.	38,716,811	76,206
	Stockland	21,233,353	75,041
	Sonic Healthcare Ltd.	4,123,967	72,793
	Technology One Ltd.	2,645,479	71,311
	JB Hi-Fi Ltd.	974,506	70,814
	Lottery Corp. Ltd.	19,794,289	69,439
	REA Group Ltd.	428,347	67,833
	SGH Ltd.	1,740,389	61,982
	APA Group	11,225,774	60,358
[1]	Washington H Soul Pattinson & Co. Ltd.	2,136,168	59,056
	BlueScope Steel Ltd.	3,756,561	57,244
	Vicinity Ltd.	34,412,846	56,178
	Orica Ltd.	4,363,729	56,032
	GPT Group	17,184,238	54,862
*	NEXTDC Ltd.	5,722,588	54,624
	Charter Hall Group	4,206,355	53,303
	Mirvac Group	35,295,538	51,212
	SEEK Ltd.	3,086,727	48,850
	ALS Ltd.	4,297,604	48,410
	Qantas Airways Ltd.	6,699,053	47,326
*	Lynas Rare Earths Ltd.	8,126,983	46,326
	Qube Holdings Ltd.	15,354,693	43,282
	Dexus	9,584,344	42,065
	Bendigo & Adelaide Bank Ltd.	5,017,786	41,741

Developed Markets Index Fund
		Shares	Market Value• ($000)
	HUB24 Ltd.	697,738	40,947
	Ramsay Health Care Ltd.	1,651,413	39,895
*	Telix Pharmaceuticals Ltd.	2,416,878	38,821
	Worley Ltd.	4,431,557	38,160
	Steadfast Group Ltd.	9,531,332	37,750
	Treasury Wine Estates Ltd.	7,232,265	37,211
	Ampol Ltd.	2,121,739	35,959
	Cleanaway Waste Management Ltd.	20,009,077	35,855
	AGL Energy Ltd.	5,386,098	34,538
	Endeavour Group Ltd.	12,877,729	33,993
	a2 Milk Co. Ltd.	6,272,775	33,078
	Aurizon Holdings Ltd.	15,740,734	31,397
	Atlas Arteria Ltd.	9,239,025	30,964
*	Sandfire Resources Ltd.	4,110,925	30,541
	Bank of Queensland Ltd.	5,880,343	30,104
	Perseus Mining Ltd.	12,196,357	27,700
*	Genesis Minerals Ltd.	9,434,371	27,123
	Dyno Nobel Ltd.	15,278,460	27,043
	Ansell Ltd.	1,303,473	25,988
	Metcash Ltd.	9,759,349	25,120
	Downer EDI Ltd.	5,996,873	24,926
	Ventia Services Group Pty Ltd.	7,147,823	24,379
	Challenger Ltd.	4,569,394	24,317
	AUB Group Ltd.	1,029,536	24,092
	Whitehaven Coal Ltd.	6,748,309	24,090
	Netwealth Group Ltd.	1,085,286	23,999
*	Pilbara Minerals Ltd.	25,434,640	22,406
*	Capricorn Metals Ltd.	3,418,812	21,776
	Lendlease Corp. Ltd.	6,141,260	21,763
*	Mineral Resources Ltd.	1,506,444	21,403
*	Zip Co. Ltd.	10,603,968	21,398
	Gold Road Resources Ltd.	9,393,175	20,406
	Pinnacle Investment Management Group Ltd.	1,487,561	20,101
	nib holdings Ltd.	4,311,783	20,070
	Reece Ltd.	2,117,697	20,010
	AMP Ltd.	22,797,728	18,911
	Reliance Worldwide Corp. Ltd.	6,898,040	18,610
*	Regis Resources Ltd.	6,324,459	18,563
*,1	Paladin Energy Ltd.	3,365,851	17,944
	Breville Group Ltd.	914,461	17,765
	National Storage REIT	11,351,997	17,201
	Ramelius Resources Ltd.	10,196,232	17,169
*	Vault Minerals Ltd.	59,823,826	16,819
	IGO Ltd.	6,008,427	16,553
	Brickworks Ltd.	716,137	16,216
	Harvey Norman Holdings Ltd.	4,663,392	16,179
	Charter Hall Long Wale REIT	5,950,981	16,005
	Eagers Automotive Ltd.	1,382,097	15,886
	Westgold Resources Ltd.	8,085,564	15,470
	Region Group	10,313,041	14,953
	ARB Corp. Ltd.	678,847	14,608
	Sims Ltd.	1,419,558	14,346
*	West African Resources Ltd.	9,443,992	14,345
[2]	Viva Energy Group Ltd.	9,789,290	13,929
	Orora Ltd.	10,944,003	13,635
[1]	Flight Centre Travel Group Ltd.	1,653,847	13,573
*	Megaport Ltd.	1,390,070	13,218
	Super Retail Group Ltd.	1,405,224	13,173
	Nine Entertainment Co. Holdings Ltd.	12,073,652	12,911
	HomeCo Daily Needs REIT	15,543,350	12,852
	Ingenia Communities Group	3,552,515	12,802
*	Austal Ltd.	3,067,495	12,707
	Codan Ltd.	934,491	12,362
	Charter Hall Retail REIT	4,889,315	12,360
*	Temple & Webster Group Ltd.	874,473	12,272
	TPG Telecom Ltd.	3,475,972	12,195
	Perpetual Ltd.	1,009,455	12,004
*	Emerald Resources NL	4,526,871	11,814
	Beach Energy Ltd.	13,423,001	11,646
	Lovisa Holdings Ltd.	549,714	11,461

Developed Markets Index Fund
		Shares	Market Value• ($000)
	EVT Ltd.	1,030,926	11,296
	BWP Trust	4,815,131	11,170
*	Boss Energy Ltd.	3,598,444	11,109
*	Insignia Financial Ltd.	4,627,961	11,026
[1]	Yancoal Australia Ltd.	2,899,818	11,019
	Centuria Industrial REIT	5,326,428	10,955
	Premier Investments Ltd.	805,720	10,731
*	DroneShield Ltd.	7,097,934	10,693
	Generation Development Group Ltd.	2,914,294	10,548
*	Xero Ltd. Placement Shares	89,137	10,548
*	PEXA Group Ltd.	1,167,314	10,440
*	Spartan Resources Ltd.	7,792,178	10,305
	GQG Partners Inc. GDR	6,891,316	10,262
	New Hope Corp. Ltd.	4,117,752	10,028
	Corporate Travel Management Ltd.	1,090,282	9,929
	Monadelphous Group Ltd.	847,862	9,797
	Iluka Resources Ltd.	3,876,891	9,727
	GrainCorp Ltd. Class A	1,888,173	9,673
	Waypoint REIT Ltd.	5,960,751	9,657
	Champion Iron Ltd.	3,407,230	9,387
	Tabcorp Holdings Ltd.	19,869,508	9,343
	Deterra Royalties Ltd.	3,764,725	9,322
	Bapcor Ltd.	2,824,648	9,301
*	Judo Capital Holdings Ltd.	8,821,290	9,089
*	Mesoblast Ltd.	8,337,999	9,068
*	WEB Travel Group Ltd.	3,095,724	9,053
*,1	Neuren Pharmaceuticals Ltd.	969,451	9,012
*	Deep Yellow Ltd.	8,058,609	8,893
	HMC Capital Ltd.	2,574,643	8,650
	IRESS Ltd.	1,638,725	8,623
	Bega Cheese Ltd.	2,390,629	8,593
	Helia Group Ltd.	2,303,605	8,540
	Magellan Financial Group Ltd.	1,507,972	8,504
	Nick Scali Ltd.	706,157	8,470
*	Superloop Ltd.	4,267,831	8,465
	Arena REIT	3,437,965	8,400
	Karoon Energy Ltd.	6,514,229	8,221
	Imdex Ltd.	4,519,580	8,092
	Perenti Ltd.	7,507,388	8,019
*,1	Guzman y Gomez Ltd.	425,753	7,927
	Nickel Industries Ltd.	17,158,181	7,864
*,1	Liontown Resources Ltd.	16,953,714	7,832
*	Bellevue Gold Ltd.	12,846,495	7,742
	NRW Holdings Ltd.	3,884,372	7,646
	Inghams Group Ltd.	3,241,894	7,575
	Domino's Pizza Enterprises Ltd.	587,578	7,456
*,1	IperionX Ltd.	2,327,050	7,290
	DigiCo Infrastructure REIT	3,216,593	7,120
*	Resolute Mining Ltd.	17,403,189	7,090
	Centuria Capital Group	6,285,465	6,975
*	Catapult Group International Ltd.	1,762,734	6,796
	IPH Ltd.	2,222,213	6,695
	Elders Ltd.	1,611,866	6,689
	Service Stream Ltd.	5,123,116	6,682
	Regis Healthcare Ltd.	1,293,411	6,670
	Amotiv Ltd.	1,223,267	6,451
*	SiteMinder Ltd.	2,205,821	6,434
*	Tuas Ltd.	1,635,646	6,412
	Data#3 Ltd.	1,255,711	6,289
	Collins Foods Ltd.	1,010,091	6,182
*	Nanosonics Ltd.	2,250,793	5,997
	Charter Hall Social Infrastructure REIT	3,069,043	5,842
	Aussie Broadband Ltd.	2,162,086	5,577
	IDP Education Ltd.	2,290,464	5,546
	SRG Global Ltd.	4,820,942	5,480
	SmartGroup Corp. Ltd.	1,101,646	5,347
*	Macquarie Technology Group Ltd.	121,883	5,337
	McMillan Shakespeare Ltd.	518,720	5,305
	oOh!media Ltd.	4,635,862	5,253
	G8 Education Ltd.	6,567,862	5,104

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Credit Corp. Group Ltd.	568,597	5,057
	Hansen Technologies Ltd.	1,512,584	4,964
*	Nufarm Ltd.	3,038,928	4,931
	Ridley Corp. Ltd.	2,494,477	4,829
	Integral Diagnostics Ltd.	2,872,055	4,804
*,1	Silex Systems Ltd.	1,701,682	4,742
	Dexus Industria REIT	2,620,284	4,686
	Myer Holdings Ltd.	11,133,188	4,436
	Kelsian Group Ltd.	1,737,167	4,339
	Abacus Storage King	4,273,164	4,306
*,1	PolyNovo Ltd.	5,464,647	4,300
*	Alpha HPA Ltd.	7,446,591	4,188
*,3	Opthea Ltd.	10,480,176	4,139
[1]	Johns Lyng Group Ltd.	1,967,241	4,110
*	Fleetpartners Group Ltd.	2,034,352	4,092
	Dicker Data Ltd.	765,534	4,072
	MyState Ltd.	1,460,763	4,046
	Lifestyle Communities Ltd.	861,200	3,971
	Domain Holdings Australia Ltd.	1,334,757	3,859
	Bravura Solutions Ltd.	2,622,935	3,835
	Rural Funds Trust	3,307,530	3,830
[1]	Maas Group Holdings Ltd.	1,349,416	3,770
	Growthpoint Properties Australia Ltd.	2,374,821	3,640
	Stanmore Resources Ltd.	2,841,350	3,498
	Australian Ethical Investment Ltd.	822,130	3,457
*,1	Clarity Pharmaceuticals Ltd.	2,074,703	3,419
	PWR Holdings Ltd.	745,534	3,403
*	Select Harvests Ltd.	1,257,009	3,400
*,1	Vulcan Energy Resources Ltd.	1,394,775	3,347
*	Chalice Mining Ltd.	2,967,279	3,312
*,1	Audinate Group Ltd.	658,245	3,241
	Centuria Office REIT	4,372,037	3,240
	Accent Group Ltd.	3,409,998	3,133
	Healius Ltd.	5,996,840	3,100
	GWA Group Ltd.	1,934,668	3,057
	Australian Clinical Labs Ltd.	1,618,377	2,960
	Abacus Group	3,892,306	2,870
*	Nuix Ltd.	1,977,277	2,849
	Jumbo Interactive Ltd.	439,430	2,834
*	Amplitude Energy Ltd.	19,543,946	2,704
[1]	Clinuvel Pharmaceuticals Ltd.	385,068	2,631
	Cedar Woods Properties Ltd.	550,216	2,565
	Infomedia Ltd.	3,270,857	2,552
	Cromwell Property Group	11,331,629	2,540
*,1	Arafura Rare Earths Ltd.	21,542,695	2,483
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,413
*	Tyro Payments Ltd.	4,164,441	2,413
	Australian Finance Group Ltd.	1,597,696	2,406
	Redox Ltd.	1,604,675	2,272
	Vulcan Steel Ltd.	570,311	2,187
*	EML Payments Ltd.	2,836,137	2,178
*	Fineos Corp. Ltd. GDR	1,411,699	2,163
[1]	Regal Partners Ltd.	1,438,744	2,056
*,1	Strike Energy Ltd.	20,275,983	2,005
*	Alkane Resources Ltd.	4,139,729	1,964
*,1	Star Entertainment Group Ltd.	21,817,238	1,943
*	Webjet Group Ltd.	3,246,130	1,925
	HealthCo REIT	3,964,054	1,921
*,1	BrainChip Holdings Ltd.	14,758,155	1,895
*	Mayne Pharma Group Ltd.	560,520	1,843
*	Omni Bridgeway Ltd.	2,057,302	1,814
	Praemium Ltd.	4,126,932	1,739
*	St Barbara Ltd.	8,974,499	1,708
*,1	Weebit Nano Ltd.	1,576,199	1,685
	Kogan.com Ltd.	670,367	1,660
[3]	Leo Lithium Ltd.	7,547,085	1,654
	Solvar Ltd.	1,401,581	1,546
	GDI Property Group Partnership	3,552,430	1,509
*	Emeco Holdings Ltd.	2,672,763	1,461
*	Aurelia Metals Ltd.	11,550,676	1,447

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	29Metals Ltd.	7,397,953	1,430
[1]	Platinum Asset Management Ltd.	4,555,787	1,380
*	Baby Bunting Group Ltd.	1,085,195	1,314
*,1	Novonix Ltd.	4,802,699	1,200
	Humm Group Ltd.	3,207,318	1,193
*	Australian Agricultural Co. Ltd.	1,269,730	1,154
*,3	AVZ Minerals Ltd.	17,339,815	1,141
*,1	ioneer Ltd.	17,428,213	1,110
*,1	Sayona Mining Ltd.	108,166,222	1,067
*,1	Core Lithium Ltd.	15,963,741	1,030
*	Mount Gibson Iron Ltd.	5,773,933	1,026
*	Carnarvon Energy Ltd.	14,751,459	1,024
*	OFX Group Ltd.	2,009,346	993
*	Coast Entertainment Holdings Ltd.	3,744,126	936
*,1	Wildcat Resources Ltd.	8,796,562	928
*,1	Syrah Resources Ltd.	5,422,721	910
[2]	Coronado Global Resources Inc. GDR	6,271,084	558
*,1	Imugene Ltd.	56,608,722	484
*,1	Cettire Ltd.	1,771,029	397
*,3	Firefinch Ltd.	8,031,301	317
*,3	ESG Minerals	467,233	—
			14,593,979
Austria (0.3%)
	Erste Group Bank AG	2,530,292	215,392
[2]	BAWAG Group AG	701,708	89,735
[1]	OMV AG	1,272,599	69,205
[1]	Verbund AG	591,311	45,428
[1]	ANDRITZ AG	587,769	43,776
	Wienerberger AG	956,527	35,747
	Raiffeisen Bank International AG	1,146,771	35,078
[1]	voestalpine AG	1,068,261	30,124
	Vienna Insurance Group AG Wiener Versicherung Gruppe	322,401	16,602
*	DO & Co. AG	68,617	14,659
	Strabag SE	153,741	14,639
	UNIQA Insurance Group AG	977,371	13,257
[1]	Oesterreichische Post AG	295,384	10,543
[1]	EVN AG	325,986	9,001
	Telekom Austria AG	697,564	7,941
[1]	CA Immobilien Anlagen AG	251,621	7,210
*,1	CPI Europe AG	281,336	6,227
	Palfinger AG	125,003	5,279
	Porr AG	149,937	5,004
*,1	Lenzing AG	171,793	4,887
*,1	AT&S Austria Technologie & Systemtechnik AG	226,841	4,587
[1]	Schoeller-Bleckmann Oilfield Equipment AG	93,127	3,311
[1]	Agrana Beteiligungs AG	107,217	1,669
*	Eurotelesites AG	198,907	1,190
			690,491
Belgium (0.9%)
	Anheuser-Busch InBev SA	8,688,438	597,768
*	Argenx SE	549,378	304,126
	UCB SA	1,077,863	212,078
	KBC Group NV	2,041,487	210,701
	Ageas SA	1,649,959	111,616
	Groupe Bruxelles Lambert NV	712,876	60,852
	Ackermans & van Haaren NV	192,691	49,329
	Syensqo SA	627,873	48,638
[1]	Elia Group SA	397,390	45,896
	Sofina SA	129,305	42,767
	D'ieteren Group	183,892	39,601
	Warehouses De Pauw CVA	1,594,654	39,065
	Lotus Bakeries NV	3,615	34,834
[1]	Aedifica SA	421,818	32,914
	Cofinimmo SA	338,828	30,986
	Financiere de Tubize SA	171,530	26,913
	Azelis Group NV	1,570,892	25,113
	Umicore SA	1,699,066	25,074
	KBC Ancora	336,601	23,172
	Solvay SA	642,515	22,255

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Melexis NV	182,078	15,520
	Fagron	553,008	14,637
	Montea NV	182,697	14,043
	VGP NV	119,817	12,119
	Xior Student Housing NV	333,712	12,110
[1]	Shurgard Self Storage Ltd. (XBRU)	276,305	12,071
	Bekaert SA	290,100	12,002
	Proximus SADP	1,137,371	11,095
[1]	Gimv NV	222,350	10,964
	Colruyt Group NV	239,044	10,345
	Deme Group NV	59,270	9,021
	Retail Estates NV	109,431	7,927
	Barco NV	534,828	7,837
[1]	Tessenderlo Group SA	182,662	5,451
	Kinepolis Group NV	121,727	5,159
*	Ontex Group NV	565,637	4,538
	Vastned NV	96,842	3,669
*	bpost SA	860,944	2,143
[1]	CMB Tech NV	134,493	1,227
			2,155,576
Canada (10.3%)
	Royal Bank of Canada	12,763,548	1,682,155
*	Shopify Inc. Class A	10,708,438	1,235,078
	Toronto-Dominion Bank	15,917,268	1,170,753
	Enbridge Inc.	19,629,563	890,123
	Brookfield Corp.	12,705,865	786,378
	Bank of Montreal	6,577,058	728,874
	Canadian Pacific Kansas City Ltd.	8,413,980	668,423
	Constellation Software Inc.	178,176	653,327
[1]	Bank of Nova Scotia	11,234,068	621,205
[1]	Canadian Imperial Bank of Commerce	8,457,124	600,305
	Canadian Natural Resources Ltd.	18,641,812	585,915
	Agnico Eagle Mines Ltd.	4,491,609	535,134
	Canadian National Railway Co.	5,029,748	524,084
	Manulife Financial Corp.	15,588,510	498,420
[1]	TC Energy Corp.	9,345,320	456,234
	Waste Connections Inc.	2,305,114	430,604
	Suncor Energy Inc.	11,223,510	420,423
	Intact Financial Corp.	1,604,067	372,996
	Wheaton Precious Metals Corp.	4,086,556	367,497
[1]	National Bank of Canada	3,526,961	363,950
	Sun Life Financial Inc.	5,194,117	345,613
	Alimentation Couche-Tard Inc.	6,952,078	345,575
	Fairfax Financial Holdings Ltd.	189,593	342,221
	Dollarama Inc.	2,412,145	339,870
	Barrick Mining Corp.	15,458,389	321,825
	Cameco Corp.	3,906,482	290,114
	Franco-Nevada Corp.	1,722,428	282,786
	Nutrien Ltd.	4,462,184	260,014
	Thomson Reuters Corp.	1,235,521	248,456
	WSP Global Inc.	1,171,675	238,998
	Fortis Inc. (XTSE)	4,497,085	214,724
	Loblaw Cos. Ltd.	1,269,808	210,042
	Pembina Pipeline Corp.	5,218,251	195,931
	Restaurant Brands International Inc.	2,915,296	193,383
	CGI Inc.	1,825,828	191,747
	Brookfield Asset Management Ltd. Class A (XTSE)	3,447,719	190,824
[1]	Power Corp. of Canada	4,856,224	189,684
	Teck Resources Ltd. Class B	4,468,079	180,692
	RB Global Inc.	1,669,044	177,316
	Kinross Gold Corp.	11,053,404	172,731
*	Celestica Inc.	1,044,081	163,127
	Cenovus Energy Inc.	11,389,818	154,987
	Tourmaline Oil Corp.	3,193,174	154,060
	Metro Inc.	1,799,664	141,370
	GFL Environmental Inc.	2,460,168	124,187
	Emera Inc.	2,678,891	122,717
	Stantec Inc.	1,024,354	111,458
	ARC Resources Ltd.	5,250,850	110,705

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Imperial Oil Ltd.	1,392,974	110,661
	AtkinsRealis Group Inc.	1,568,173	109,988
*	First Quantum Minerals Ltd.	6,131,834	108,925
	TMX Group Ltd.	2,478,291	105,046
[2]	Hydro One Ltd.	2,853,885	102,838
	Alamos Gold Inc. Class A	3,756,210	99,908
	George Weston Ltd.	480,845	96,437
	Great-West Lifeco Inc.	2,455,993	93,406
	Magna International Inc.	2,397,558	92,680
	iA Financial Corp. Inc.	838,343	91,908
	Pan American Silver Corp.	3,206,576	90,987
	Element Fleet Management Corp.	3,624,720	90,794
*	CAE Inc.	2,862,592	83,897
*	Descartes Systems Group Inc.	767,626	77,977
	AltaGas Ltd.	2,657,206	77,136
[1]	Whitecap Resources Inc.	10,976,450	73,754
	TELUS Corp.	4,468,859	71,771
	Open Text Corp.	2,342,286	68,441
*	Bombardier Inc. Class B	775,624	67,575
	Gildan Activewear Inc.	1,343,491	66,200
	Toromont Industries Ltd.	727,330	65,370
	Lundin Mining Corp.	6,147,476	64,646
	TFI International Inc.	713,777	64,074
	FirstService Corp.	362,158	63,198
	Canadian Tire Corp. Ltd. Class A	460,888	62,746
[1]	BCE Inc.	2,732,831	60,607
	Keyera Corp.	1,701,676	55,658
	Finning International Inc.	1,216,327	52,003
[1]	Colliers International Group Inc.	390,975	51,155
[1]	Capital Power Corp.	1,263,368	50,841
*	Ivanhoe Mines Ltd. Class A	6,706,679	50,383
[1]	South Bow Corp.	1,866,452	48,452
	Definity Financial Corp.	825,572	48,119
	Canadian Apartment Properties REIT	1,460,464	47,629
	Lundin Gold Inc.	888,967	46,937
	Saputo Inc.	2,197,839	44,982
	Brookfield Infrastructure Corp. Class A	1,068,635	44,464
	Onex Corp.	535,613	44,092
*	Aritzia Inc.	847,596	43,913
	MEG Energy Corp.	2,314,828	43,738
	OR Royalties Inc.	1,671,260	42,955
	B2Gold Corp.	11,360,362	41,045
	Brookfield Renewable Corp.	1,218,666	39,941
[1]	Algonquin Power & Utilities Corp.	6,907,023	39,512
	Hudbay Minerals Inc.	3,542,559	37,591
*	Eldorado Gold Corp.	1,828,813	37,228
*	Kinaxis Inc.	249,994	37,179
	Northland Power Inc.	2,344,883	36,798
	PrairieSky Royalty Ltd.	2,097,376	36,380
	Parkland Corp.	1,253,408	35,455
	West Fraser Timber Co. Ltd.	483,221	35,436
*	Equinox Gold Corp.	5,999,239	34,628
[1]	RioCan REIT	2,651,894	34,489
	Chartwell Retirement Residences	2,464,767	33,648
*	IAMGOLD Corp.	4,539,415	33,435
*,1	NexGen Energy Ltd.	4,731,607	32,870
	First Majestic Silver Corp.	3,871,753	32,043
*	Capstone Copper Corp.	4,951,493	30,398
	Boyd Group Services Inc.	193,133	30,337
	OceanaGold Corp.	2,098,689	29,621
	Stella-Jones Inc.	497,523	28,677
[1]	Granite REIT	560,615	28,481
	Choice Properties REIT	2,465,509	26,923
	TransAlta Corp.	2,416,400	26,067
[1]	Gibson Energy Inc.	1,466,342	25,736
	CI Financial Corp.	1,101,738	25,639
*	Torex Gold Resources Inc.	774,480	25,263
[1]	First Capital REIT	1,882,491	25,091
	Atco Ltd. Class I	659,703	24,601
*	BlackBerry Ltd.	5,232,997	24,056

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	ATS Corp.	739,651	23,590
*	SSR Mining Inc.	1,823,012	23,254
	IGM Financial Inc.	719,250	22,722
*	Air Canada	1,454,901	22,511
[1]	Dream Industrial REIT	2,528,211	21,889
[1]	SmartCentres REIT	1,156,882	21,740
	Premium Brands Holdings Corp.	361,942	21,588
	Boralex Inc. Class A	912,783	21,208
	Methanex Corp.	601,816	19,927
*	Shopify Inc. Class A (XTSE)	165,520	19,093
	Topaz Energy Corp.	1,003,574	18,911
	Boardwalk REIT	365,156	18,768
	H&R REIT	2,284,293	17,915
*	Bausch Health Cos. Inc.	2,630,863	17,542
	Linamar Corp.	354,507	16,870
	Russel Metals Inc.	509,941	16,421
	North West Co. Inc.	429,089	15,210
	Innergex Renewable Energy Inc.	1,455,768	14,667
*	Lightspeed Commerce Inc.	1,227,226	14,401
[1]	Quebecor Inc. Class B	464,518	14,139
	Maple Leaf Foods Inc.	672,440	14,009
[1]	Allied Properties REIT	1,109,738	13,984
[1]	BRP Inc.	285,860	13,876
	Centerra Gold Inc.	1,870,582	13,476
	Superior Plus Corp.	2,037,192	11,938
*	Keyera Corp. Subscription Receipts	348,521	11,167
	Paramount Resources Ltd. Class A	685,929	10,915
[1]	Baytex Energy Corp.	5,956,152	10,672
[1]	Transcontinental Inc. Class A	664,616	10,205
[1]	Vermilion Energy Inc.	1,392,498	10,164
	Primaris REIT	894,266	9,667
*	Novagold Resources Inc.	2,218,006	9,121
	Parex Resources Inc.	869,578	8,883
	Winpak Ltd.	231,111	7,576
	Enghouse Systems Ltd.	381,314	6,544
[1]	Westshore Terminals Investment Corp.	314,509	6,095
*	Canfor Corp.	483,292	5,018
	Cargojet Inc.	70,739	4,926
	Cogeco Communications Inc.	89,661	4,678
	First National Financial Corp.	150,130	4,535
*	IAMGOLD Corp. (XTSE)	384,161	2,824
			23,984,533
Denmark (1.8%)
	Novo Nordisk A/S Class B	28,722,921	1,990,326
	DSV A/S	1,717,946	412,057
	Danske Bank A/S	5,806,960	237,178
	Novonesis (Novozymes) B Class B	3,128,879	224,644
	Vestas Wind Systems A/S	9,072,836	136,283
	Pandora A/S	697,021	122,812
	Carlsberg A/S Class B	825,609	116,975
*	Genmab A/S	561,257	116,555
	Coloplast A/S Class B	1,106,998	105,390
	Tryg A/S	2,774,837	71,733
	AP Moller - Maersk A/S Class B	33,711	62,692
*,2	Orsted A/S	1,320,795	56,898
	Ringkjoebing Landbobank A/S	226,242	49,508
[1]	AP Moller - Maersk A/S Class A	26,617	49,107
	Jyske Bank A/S (Registered)	388,496	39,312
*	NKT A/S	483,948	39,265
	ISS A/S	1,359,059	37,933
	Royal Unibrew A/S	445,947	36,428
*	Zealand Pharma A/S	634,302	35,573
*	ALK-Abello A/S	1,185,562	34,979
	ROCKWOOL A/S Class B	720,466	33,770
	Sydbank A/S	454,211	33,690
*	Demant A/S	762,786	31,870
	FLSmidth & Co. A/S	438,663	26,885
	Ambu A/S Class B	1,230,228	19,349
*	Bavarian Nordic A/S	698,111	18,613

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	GN Store Nord A/S	1,169,087	18,037
	Alm Brand A/S	6,593,075	17,632
*,2	Netcompany Group A/S	373,967	16,011
	Chemometec A/S	151,748	14,006
	H Lundbeck A/S	2,211,977	12,707
	Schouw & Co. A/S	107,231	10,203
[1]	TORM plc Class A	508,500	8,562
	UIE plc	114,019	5,541
	D/S Norden A/S	165,844	5,264
[2]	Scandinavian Tobacco Group A/S	386,576	5,131
*	Dfds A/S	255,608	4,533
*	NTG Nordic Transport Group A/S	149,229	4,449
[1]	Gubra A/S	44,943	3,320
	H Lundbeck A/S Class A	581,437	2,808
*	Spar Nord Bank A/S	61,690	2,044
			4,270,073
Finland (0.9%)
	Nordea Bank Abp (XHEL)	29,602,687	439,236
	Nokia OYJ	45,125,837	234,141
	Sampo OYJ Class A (XHEL)	19,636,665	211,340
	Kone OYJ Class B	2,815,156	185,465
	UPM-Kymmene OYJ	4,637,911	126,652
	Wartsila OYJ Abp	4,094,596	96,773
	Metso OYJ	6,186,647	80,178
	Fortum OYJ	3,794,191	71,148
	Orion OYJ Class B	945,077	71,102
	Elisa OYJ	1,268,391	70,499
	Kesko OYJ Class B	2,382,925	58,773
	Stora Enso OYJ Class R	5,255,373	57,134
	Neste OYJ	3,689,846	50,005
	Konecranes OYJ	582,273	46,268
	Valmet OYJ	1,277,439	39,590
	Huhtamaki OYJ	783,940	28,010
	Mandatum OYJ	3,629,035	23,746
	Kemira OYJ	1,016,421	23,571
	Hiab OYJ	326,687	19,778
	Sampo OYJ Class A	1,810,480	19,275
*	Kojamo OYJ	1,372,809	17,834
	TietoEVRY OYJ (XHEL)	907,608	17,212
	Kalmar OYJ Class B	330,084	14,041
[1]	Outokumpu OYJ	2,978,109	12,320
*	QT Group OYJ	160,400	10,866
[2]	Terveystalo OYJ	677,823	9,157
[1]	Nokian Renkaat OYJ	1,088,957	7,880
	Sanoma OYJ	586,151	6,843
	Revenio Group OYJ	182,459	5,962
[1]	Tokmanni Group Corp.	433,599	5,392
	Metsa Board OYJ Class B	1,260,466	4,676
*	YIT OYJ	1,197,006	3,352
	Citycon OYJ	696,324	3,125
	Finnair OYJ	783,371	2,475
			2,073,819
France (8.4%)
	Schneider Electric SE	4,885,567	1,311,701
	LVMH Moet Hennessy Louis Vuitton SE	2,299,156	1,203,333
	TotalEnergies SE	18,335,736	1,120,729
	Airbus SE	5,267,493	1,101,963
	Safran SA	3,133,551	1,021,927
	Sanofi SA	9,669,732	936,163
	Hermes International SCA	306,812	831,726
	BNP Paribas SA	9,020,518	809,156
	AXA SA	15,676,720	769,806
	EssilorLuxottica SA	2,597,934	713,374
	Vinci SA	4,496,643	663,122
*	Air Liquide SA Loyalty Shares	3,013,048	621,294
*	L'Oreal SA Loyalty Shares	1,309,688	561,010
	Cie de Saint-Gobain SA	4,074,076	478,603
	Danone SA	5,705,069	466,808
	Societe Generale SA	6,463,129	369,718

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Air Liquide SA (XPAR)	1,786,435	368,365
	Legrand SA	2,271,472	304,442
	L'Oreal SA (XPAR)	674,028	288,722
	Orange SA	18,733,460	285,277
	Capgemini SE	1,389,780	237,981
	Thales SA	804,780	237,631
	Cie Generale des Etablissements Michelin SCA	6,236,704	231,969
	Publicis Groupe SA	2,049,650	231,497
	Dassault Systemes SE	5,960,511	216,019
*	Engie SA Loyalty Shares	8,828,767	207,501
	Veolia Environnement SA	5,460,060	194,934
	STMicroelectronics NV	5,786,821	177,435
	Pernod Ricard SA	1,723,826	171,954
	Credit Agricole SA	8,392,918	158,780
	Kering SA	632,325	137,756
[2]	Euronext NV	782,175	134,019
	Engie SA (XPAR)	5,335,987	125,411
	Accor SA	1,995,315	104,571
	Bureau Veritas SA	2,938,154	100,286
	Eiffage SA	620,819	87,233
*	Unibail-Rodamco-Westfield	867,766	83,416
	Renault SA	1,683,327	77,677
	Bouygues SA	1,679,353	75,948
*	Alstom SA	3,192,751	74,522
	SPIE SA	1,307,111	73,500
	Klepierre SA	1,857,658	73,450
	Eurofins Scientific SE	1,018,058	72,552
	Carrefour SA	4,979,069	70,236
	Edenred SE	2,155,519	66,952
	Rexel SA	2,003,128	61,782
	Gaztransport Et Technigaz SA	311,390	61,600
	Getlink SE	3,133,538	60,490
	Sartorius Stedim Biotech	249,804	59,769
	Dassault Aviation SA	159,247	56,305
	Technip Energies NV	1,320,850	55,572
	BioMerieux	393,064	54,367
	SCOR SE	1,555,395	51,658
	Gecina SA	460,508	50,695
	Teleperformance SE	482,382	46,852
	Elis SA	1,616,881	46,391
	Aeroports de Paris SA	348,529	43,696
[2]	Amundi SA	520,814	42,215
	Nexans SA	321,328	42,049
*	Air Liquide SA	198,803	40,993
*	Air Liquide SA (XETR)	194,525	40,111
	Arkema SA	536,210	39,596
	Bollore SE	6,222,341	39,110
	Ipsen SA	312,011	37,166
[2]	FDJ UNITED	934,853	36,684
*	L 'Oreal Prime De Fidelite	81,137	34,755
	Covivio SA	479,538	30,405
	Sopra Steria Group	124,318	30,311
*	Engie SA	1,202,971	28,273
	Vallourec SACA	1,479,928	27,299
[2]	Ayvens SA	2,195,262	24,457
	Wendel SE	223,635	23,652
*	Sodexo SA ACT Loyalty Shares	383,671	23,614
	SES SA	3,244,185	23,120
	Alten SA	262,872	23,117
	Rubis SCA	701,523	22,683
[1,2]	Verallia SA	671,650	22,332
	Valeo SE	1,887,372	20,717
*	Vivendi SE	5,877,866	20,276
	VusionGroup	61,183	19,791
*	Eurazeo SE Prime DE Fidelite	254,640	18,205
	Coface SA	933,352	17,918
	IPSOS SA	314,102	16,871
	Pluxee NV	747,100	16,289
*	Forvia SE	1,443,867	14,710
	Virbac SACA	37,983	14,297

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sodexo SA (XPAR)	211,772	13,034
*	ID Logistics Group SACA	26,736	12,994
	Trigano SA	71,952	12,574
*	SOITEC	227,716	12,557
*	Engie SA Prime de fidelite 2026	522,401	12,278
*	SEB SA Loyalty Shares	126,015	11,913
	JCDecaux SE	643,435	11,771
*	Air France-KLM	1,071,674	11,731
	ICADE	400,219	11,296
	Societe BIC SA	180,648	11,250
	ARGAN SA	141,453	10,933
	Mercialys SA	815,256	10,246
	Remy Cointreau SA	196,263	10,032
*	Carmila SA	506,600	9,964
	Vicat SACA	137,644	9,537
	Imerys SA	285,109	9,384
*	Ubisoft Entertainment SA	844,042	9,357
*,1,2	Worldline SA	2,136,601	9,034
	Interparfums SA	204,601	7,956
	Television Francaise 1 SA	753,991	7,833
	Eurazeo SE (XPAR)	109,131	7,802
	SEB SA (XPAR)	80,609	7,620
	Metropole Television SA	460,738	7,131
	Antin Infrastructure Partners SA	495,991	6,719
	Altarea SCA	55,024	6,577
	Opmobility	480,073	6,137
	Derichebourg SA	752,942	5,117
	Mersen SA	195,067	5,093
*	Nexity SA	432,830	4,881
[1]	Wavestone	68,521	4,781
	Quadient SA	245,576	4,603
*	Viridien	63,422	4,510
	Planisware SA	157,447	4,405
[1]	Eramet SA	76,761	4,157
	Peugeot Invest SA	42,601	3,697
*,1	Eutelsat Communications SACA	839,911	3,671
*,1,2	X-Fab Silicon Foundries SE	456,212	3,617
*,2	Elior Group SA	1,154,788	3,529
*	Lisi SA Prime de fidelite	77,336	3,445
	Esso SA Francaise	19,252	3,408
	Fnac Darty SA	84,535	3,351
*,1	Voltalia SA (Registered)	324,201	3,297
	GL Events SACA	94,973	3,053
[1]	Beneteau SACA	321,501	2,957
	Etablissements Maurel et Prom SA	497,052	2,815
	Equasens	45,136	2,601
	Lagardere SA	97,505	2,483
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	2,400
*	SEB SA	25,252	2,387
	Manitou BF SA	96,129	2,371
*	Sodexo Prime De Fidelite 2027	37,444	2,305
*	Sodexo Prime De Fidelite	36,283	2,233
*	OVH Groupe SAS	145,337	1,868
	LISI SA (XPAR)	38,377	1,710
*	Sodexo SA (Loyalty Line 2025)	22,289	1,372
*,2	Aramis Group SAS	144,063	1,317
*	Lisi SA	3,652	163
*	Lisi SA PF	3,517	157
			19,446,076
Germany (7.8%)
	SAP SE	9,266,633	2,833,547
	Siemens AG (Registered)	6,618,290	1,699,963
	Allianz SE (Registered)	3,480,945	1,412,684
	Deutsche Telekom AG (Registered)	29,669,086	1,085,995
	Rheinmetall AG	385,234	815,809
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,178,470	765,221
*	Siemens Energy AG	5,726,569	669,327
	Deutsche Boerse AG	1,657,814	541,591
	Infineon Technologies AG	11,716,004	499,946

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Deutsche Bank AG (Registered)	16,368,848	485,262
	BASF SE	8,050,991	398,198
	Mercedes-Benz Group AG	6,813,624	396,963
	Deutsche Post AG	8,546,522	395,874
	E.ON SE	19,987,666	368,285
	adidas AG	1,502,954	350,834
	Heidelberg Materials AG	1,135,496	267,406
	Bayer AG (Registered)	8,862,220	266,995
	RWE AG	6,003,716	250,885
	Commerzbank AG	7,554,589	238,068
	Bayerische Motoren Werke AG (XETR)	2,567,620	228,671
	Vonovia SE	6,317,239	223,967
	MTU Aero Engines AG	484,823	215,384
[1]	Daimler Truck Holding AG	4,497,576	213,383
	Fresenius SE & Co. KGaA	3,707,184	186,556
	Hannover Rueck SE	541,248	170,555
	Merck KGaA	1,164,646	151,006
[2]	Siemens Healthineers AG	2,674,619	148,480
	Symrise AG	1,195,709	125,387
	Fresenius Medical Care AG	1,891,757	108,691
*	Covestro AG	1,518,399	108,048
	Beiersdorf AG	854,167	107,367
	GEA Group AG	1,330,113	93,241
*	QIAGEN NV	1,915,675	92,296
[2]	Scout24 SE	635,092	87,674
	Continental AG	973,261	84,944
	Nemetschek SE	508,963	73,796
	Brenntag SE	1,104,339	73,162
	Talanx AG	539,630	69,959
*,2	Zalando SE	2,100,888	69,324
	CTS Eventim AG & Co. KGaA	517,463	64,347
	Henkel AG & Co. KGaA (XTER)	869,011	63,025
	Hensoldt AG	541,937	62,252
	LEG Immobilien SE (XETR)	668,820	59,533
	Knorr-Bremse AG	593,879	57,604
*,2	Delivery Hero SE	1,978,340	53,697
	RENK Group AG	637,649	51,006
	thyssenkrupp AG	4,428,112	47,727
	Evonik Industries AG	2,243,544	46,348
	Deutsche Lufthansa AG (Registered)	5,385,578	45,722
	Rational AG	45,724	38,422
	KION Group AG	631,558	35,277
*	TUI AG	4,018,882	35,219
[1]	Bechtle AG	737,349	34,614
	Freenet AG	1,055,826	34,419
*,2	Auto1 Group SE	987,418	31,968
	Bilfinger SE	320,637	30,864
	K&S AG (Registered)	1,591,989	29,202
[1]	Aurubis AG	272,557	28,384
	Volkswagen AG	252,086	27,266
	HOCHTIEF AG	136,069	26,855
	TAG Immobilien AG	1,498,357	26,720
	Puma SE	930,497	25,432
*,1	Fraport AG Frankfurt Airport Services Worldwide	323,746	24,423
*	Aroundtown SA	6,357,440	23,388
*	Nordex SE	1,124,978	22,322
	LANXESS AG	742,632	22,142
[1]	Carl Zeiss Meditec AG (Bearer)	313,693	21,125
*	IONOS Group SE	440,960	20,745
	Krones AG	118,884	19,625
	flatexDEGIRO AG	690,126	19,542
	AIXTRON SE	1,013,099	18,635
[1]	Traton SE	555,951	18,083
	United Internet AG (Registered)	633,557	17,669
[1]	Gerresheimer AG	311,666	17,601
	HUGO BOSS AG	377,016	17,470
	Stroeer SE & Co. KGaA	276,035	16,571
[2]	DWS Group GmbH & Co. KGaA	277,923	16,480
*,1,2	Redcare Pharmacy NV	137,104	15,167
[1]	RTL Group SA	326,803	14,337

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fielmann Group AG	208,347	13,927
	Atoss Software SE	79,804	13,269
*,2	TeamViewer SE	1,161,777	13,111
*	HelloFresh SE	1,367,685	12,849
	Deutsche Wohnen SE	437,140	12,461
*,2	Covestro AG (XTER)	163,229	11,642
	Duerr AG	436,053	11,632
[1]	Wacker Chemie AG	157,846	11,575
	Sixt SE (XETR)	116,213	11,341
[2]	Befesa SA	340,685	11,112
	Hornbach Holding AG & Co. KGaA	88,653	11,086
*,1	Evotec SE	1,297,797	11,048
	FUCHS SE	263,084	10,927
	Deutz AG	1,167,530	10,525
[1]	Schott Pharma AG & Co. KGaA	311,320	10,434
	Eckert & Ziegler SE	128,187	10,316
	Jenoptik AG	446,778	10,313
[1]	Kontron AG	342,620	10,116
[1]	Schaeffler AG	1,806,096	9,687
[1]	ProSiebenSat.1 Media SE	1,105,782	9,327
*	Hypoport SE	37,649	8,968
	Vossloh AG	87,060	8,684
	Grand City Properties SA	600,552	7,869
[1,2]	Deutsche Pfandbriefbank AG	1,214,458	7,523
	Wacker Neuson SE	261,498	7,500
	CANCOM SE	223,591	7,392
	Stabilus SE	221,672	7,234
[1]	Suedzucker AG	526,406	6,924
	KWS Saat SE & Co. KGaA	89,657	6,519
	Pfeiffer Vacuum Technology AG	32,345	6,182
[1]	PNE AG	330,480	5,922
	Elmos Semiconductor SE	54,691	5,788
	Dermapharm Holding SE	133,764	5,467
	1&1 AG	237,002	5,208
	Springer Nature AG & Co. KGaA	235,498	5,184
*	CECONOMY AG	1,208,588	5,158
[1]	Salzgitter AG	200,094	4,845
[1]	Indus Holding AG	170,887	4,595
[1]	Siltronic AG	95,424	4,594
	Norma Group SE	280,263	4,524
	GFT Technologies SE	152,156	4,479
*,1	Nagarro SE	62,089	4,444
[1]	GRENKE AG	219,888	4,036
	Secunet Security Networks AG	14,747	3,983
	Adtran Networks SE	165,078	3,946
*	Douglas AG	310,152	3,845
	Kloeckner & Co. SE	516,815	3,641
	PATRIZIA SE	356,045	3,450
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	275,604	3,208
[1]	Deutsche Beteiligungs AG	102,123	3,106
*,1	SMA Solar Technology AG	121,013	3,041
	Wuestenrot & Wuerttembergische AG	188,107	3,028
*,1	Energiekontor AG	58,497	3,020
[1]	Adesso SE	27,462	2,876
*	About You Holding SE	371,737	2,831
	Deutsche EuroShop AG	100,793	2,431
[1]	Verbio SE	168,775	2,428
*,1	SGL Carbon SE	503,135	2,084
	STRATEC SE	61,556	1,905
	Takkt AG	196,877	1,543
*,1	BayWa AG	115,393	1,226
			18,073,301
Hong Kong (1.8%)
	AIA Group Ltd.	96,426,956	873,478
	Hong Kong Exchanges & Clearing Ltd.	10,764,199	578,969
	CK Hutchison Holdings Ltd.	23,969,014	147,593
	Sun Hung Kai Properties Ltd.	12,577,503	144,931
	Techtronic Industries Co. Ltd.	12,866,712	141,971
	BOC Hong Kong Holdings Ltd.	32,323,439	140,712

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Link REIT	23,248,037	124,528
	CLP Holdings Ltd.	14,418,721	121,777
	Hang Seng Bank Ltd.	6,221,015	93,354
	Galaxy Entertainment Group Ltd.	19,458,879	86,740
	Jardine Matheson Holdings Ltd.	1,772,824	85,207
	Lenovo Group Ltd.	69,548,312	84,028
	Hong Kong & China Gas Co. Ltd.	97,237,076	81,756
	Power Assets Holdings Ltd.	12,259,573	78,824
	CK Asset Holdings Ltd.	16,240,801	71,765
[2]	WH Group Ltd.	70,200,917	67,659
	Hongkong Land Holdings Ltd.	9,246,008	53,380
	MTR Corp. Ltd.	14,273,836	51,327
	Shenzhou International Group Holdings Ltd.	7,118,429	50,883
	Sands China Ltd.	20,349,038	42,528
	Henderson Land Development Co. Ltd.	11,730,969	41,199
	Wharf Real Estate Investment Co. Ltd.	13,887,940	39,422
*,2,3	ESR Group Ltd.	23,421,754	38,608
	SITC International Holdings Co. Ltd.	11,695,736	37,496
	CK Infrastructure Holdings Ltd.	5,495,059	36,390
	Sino Land Co. Ltd.	32,433,785	34,546
	AAC Technologies Holdings Inc.	6,620,831	34,447
	PRADA SpA	4,627,649	28,749
[1]	Chow Tai Fook Jewellery Group Ltd.	15,613,839	26,773
	Wharf Holdings Ltd.	8,648,898	26,369
	Swire Pacific Ltd. Class A	3,027,894	25,955
	PCCW Ltd.	34,922,641	23,726
	Swire Properties Ltd.	8,868,000	22,167
[2]	Samsonite Group SA	11,880,299	22,132
	ASMPT Ltd.	2,833,501	20,854
	Orient Overseas International Ltd.	1,175,527	20,006
*	MMG Ltd.	35,437,214	17,361
	United Laboratories International Holdings Ltd.	8,641,064	16,567
[2]	BOC Aviation Ltd.	1,868,767	15,495
*,2	Everest Medicines Ltd.	1,933,009	15,356
[1,2]	Budweiser Brewing Co. APAC Ltd.	15,139,163	15,031
	Hang Lung Properties Ltd.	15,588,093	14,921
	First Pacific Co. Ltd.	20,482,433	14,518
[1]	Xinyi Glass Holdings Ltd.	14,507,536	13,977
	Kerry Properties Ltd.	5,274,779	13,653
*	HUTCHMED China Ltd.	4,520,545	13,594
	Hang Lung Group Ltd.	7,704,993	13,416
	Bank of East Asia Ltd.	8,382,304	12,928
	MGM China Holdings Ltd.	7,335,609	12,061
	Cathay Pacific Airways Ltd.	8,780,453	11,978
	Pacific Basin Shipping Ltd.	41,636,261	10,735
	Yue Yuen Industrial Holdings Ltd.	6,928,366	10,629
	VTech Holdings Ltd.	1,430,119	10,388
	Swire Pacific Ltd. Class B	7,314,458	10,368
	Stella International Holdings Ltd.	5,285,448	9,764
	Hysan Development Co. Ltd.	5,325,079	9,571
[1]	Guotai Junan International Holdings Ltd.	21,651,503	9,508
	Wynn Macau Ltd.	13,705,916	9,486
*,1,2	CARsgen Therapeutics Holdings Ltd.	3,196,500	9,438
*,1	New World Development Co. Ltd.	12,751,367	9,298
[1]	CGN Mining Co. Ltd.	29,530,000	9,165
	Johnson Electric Holdings Ltd.	3,300,127	9,106
	CTF Services Ltd.	8,498,458	8,080
*,1	Cowell e Holdings Inc.	2,288,722	7,964
	Fortune REIT	12,768,182	7,846
	Luk Fook Holdings International Ltd.	3,039,653	7,765
	DFI Retail Group Holdings Ltd. (Registered)	2,677,305	7,396
*	SJM Holdings Ltd.	22,815,247	7,366
	Man Wah Holdings Ltd.	12,920,303	7,111
	Vitasoy International Holdings Ltd.	5,831,174	6,826
	Dah Sing Financial Holdings Ltd.	1,597,307	6,058
	HKBN Ltd.	9,384,493	5,951
	Nexteer Automotive Group Ltd.	7,873,777	5,727
*,1	Vobile Group Ltd.	13,847,230	5,696
	VSTECS Holdings Ltd.	5,570,750	5,539
	Shangri-La Asia Ltd.	9,916,314	5,394

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SUNeVision Holdings Ltd.	5,456,962	5,267
*,1,2	FIT Hon Teng Ltd.	15,109,481	4,548
*	NagaCorp Ltd.	9,811,386	4,455
	Champion REIT	16,207,036	4,293
*,1	Melco International Development Ltd.	8,015,440	4,135
[1]	United Energy Group Ltd.	59,301,098	3,930
	CITIC Telecom International Holdings Ltd.	12,739,932	3,896
*,1	Theme International Holdings Ltd.	44,268,893	3,844
*,1	Envision Greenwise Holdings Ltd.	3,713,351	3,818
	IGG Inc.	6,720,344	3,776
	Dah Sing Banking Group Ltd.	3,130,023	3,629
*,1	Mongolian Mining Corp.	4,452,000	3,619
*	Super Hi International Holding Ltd.	1,833,000	3,607
[3]	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,499
	China Travel International Investment Hong Kong Ltd.	17,750,609	3,374
*,1	Realord Group Holdings Ltd.	3,713,595	3,340
	Huabao International Holdings Ltd.	8,352,172	3,162
	Chow Sang Sang Holdings International Ltd.	2,866,991	3,115
	K Wah International Holdings Ltd.	11,270,489	2,805
	Sunlight REIT	8,924,663	2,571
	Cafe de Coral Holdings Ltd.	2,838,597	2,504
	Value Partners Group Ltd.	9,906,044	2,469
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,215,616	2,450
	KLN Logistics Group Ltd.	2,403,505	2,327
	SmarTone Telecommunications Holdings Ltd.	3,765,157	2,115
[1]	LK Technology Holdings Ltd.	4,420,466	1,921
	Truly International Holdings Ltd.	13,238,294	1,846
	Giordano International Ltd.	9,757,774	1,789
	Prosperity REIT	10,144,872	1,786
*	Television Broadcasts Ltd.	3,591,505	1,591
	CITIC Resources Holdings Ltd.	28,363,284	1,375
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,335
	Far East Consortium International Ltd.	12,281,871	1,314
	Texhong International Group Ltd.	2,413,858	1,193
	Asia Cement China Holdings Corp.	3,484,794	1,032
	C-Mer Medical Holdings Ltd.	4,287,601	986
	Singamas Container Holdings Ltd.	11,497,574	981
*,2	IMAX China Holding Inc.	830,321	897
*	Shun Tak Holdings Ltd.	9,793,763	775
	Sa Sa International Holdings Ltd.	8,580,035	614
*	Powerlong Real Estate Holdings Ltd.	7,207,943	271
*	OCI International Holdings Ltd.	4,151,135	180
*	Apollo Future Mobility Group Ltd.	183,870	19
			4,119,733
Ireland (0.3%)
	Kerry Group plc Class A	1,483,857	163,946
	AIB Group plc	18,477,050	152,488
	Bank of Ireland Group plc	8,843,643	126,023
	Kingspan Group plc	1,381,404	117,709
	Glanbia plc (XDUB)	1,601,564	23,614
	Cairn Homes plc (XDUB)	5,184,000	13,112
	Dalata Hotel Group plc	1,615,277	12,280
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			609,172
Israel (0.9%)
	Bank Leumi Le-Israel BM	13,521,758	251,580
	Bank Hapoalim BM	11,903,397	228,641
*	Teva Pharmaceutical Industries Ltd.	10,302,527	173,331
	Israel Discount Bank Ltd. Class A	11,076,115	110,481
	Elbit Systems Ltd.	225,540	100,463
*	Nice Ltd.	569,907	96,607
	Mizrahi Tefahot Bank Ltd.	1,372,498	89,530
*	Nova Ltd.	263,827	74,791
	Phoenix Financial Ltd.	1,943,815	56,262
	ICL Group Ltd.	6,498,795	44,616
*	Tower Semiconductor Ltd.	1,004,323	43,679
	First International Bank of Israel Ltd.	462,431	33,496
	Bezeq The Israeli Telecommunication Corp. Ltd.	19,424,257	33,193
	Azrieli Group Ltd.	329,736	30,365

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Harel Insurance Investments & Financial Services Ltd.	988,351	27,689
*	Big Shopping Centers Ltd.	141,934	27,239
	Clal Insurance Enterprises Holdings Ltd.	584,749	25,866
	Melisron Ltd.	223,654	25,532
*	Enlight Renewable Energy Ltd.	1,052,440	23,919
*	Camtek Ltd.	253,159	21,881
	Shufersal Ltd.	1,809,935	20,803
	Next Vision Stabilized Systems Ltd.	539,059	20,126
	Mivne Real Estate KD Ltd.	5,234,522	19,626
	Delek Group Ltd.	82,650	17,132
	Menora Mivtachim Holdings Ltd.	195,053	15,380
	Paz Retail & Energy Ltd.	82,893	15,165
	Alony Hetz Properties & Investments Ltd.	1,422,795	14,751
*	Shikun & Binui Ltd.	2,883,415	14,483
	Tel Aviv Stock Exchange Ltd.	732,412	14,175
	Amot Investments Ltd.	2,010,525	13,622
	Strauss Group Ltd.	486,473	13,353
*	OPC Energy Ltd.	1,033,828	12,590
	Hilan Ltd.	144,558	12,284
	Migdal Insurance & Financial Holdings Ltd.	4,332,964	11,940
	Electra Ltd.	18,401	11,816
	Reit 1 Ltd.	1,752,138	11,770
	Shapir Engineering & Industry Ltd.	1,317,898	11,751
	Israel Corp. Ltd.	34,483	11,529
	FIBI Holdings Ltd.	151,422	11,291
*	Fattal Holdings 1998 Ltd.	63,340	11,014
	Formula Systems 1985 Ltd.	85,391	10,887
*	Bet Shemesh Engines Holdings 1997 Ltd.	62,565	10,420
	One Software Technologies Ltd.	396,874	10,238
	Ashtrom Group Ltd.	441,972	10,077
	Matrix IT Ltd.	286,278	9,968
*	Equital Ltd.	209,966	9,715
	Aura Investments Ltd.	1,328,597	9,521
	Mega Or Holdings Ltd.	203,115	9,492
	Isracard Ltd.	1,804,333	9,299
*	Airport City Ltd.	502,208	9,217
	Partner Communications Co. Ltd.	1,139,539	8,654
	Energix-Renewable Energies Ltd.	2,301,859	8,502
	YH Dimri Construction & Development Ltd.	75,754	8,272
	Sapiens International Corp. NV	271,269	7,966
*	Cellcom Israel Ltd.	952,391	7,747
	Kenon Holdings Ltd.	180,594	7,463
	Fox Wizel Ltd.	72,021	7,214
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	71,490	6,901
	Summit Real Estate Holdings Ltd.	361,570	6,577
	Israel Canada T.R Ltd.	1,420,972	6,394
	Danel Adir Yeoshua Ltd.	42,812	6,122
	Sella Capital Real Estate Ltd.	1,879,119	6,115
*	OY Nofar Energy Ltd.	206,682	5,733
	Oil Refineries Ltd.	20,963,022	5,658
	Delta Galil Ltd.	91,737	4,870
	Gav-Yam Lands Corp. Ltd.	441,999	4,840
	Elco Ltd.	80,292	4,438
*	Perion Network Ltd.	432,863	4,421
*	Priortech Ltd.	72,724	4,285
	IDI Insurance Co. Ltd.	65,449	4,276
	G City Ltd.	1,002,203	3,973
	Delek Automotive Systems Ltd.	436,389	3,677
	AudioCodes Ltd.	218,991	2,154
			2,038,848
Italy (2.7%)
	UniCredit SpA	14,051,634	942,631
	Intesa Sanpaolo SpA	141,254,688	813,685
	Enel SpA	69,933,272	663,716
	Ferrari NV	1,074,360	526,341
	Generali	8,739,673	310,883
	Eni SpA	18,559,289	299,809
	Leonardo SpA	3,622,883	204,428
	Stellantis NV	19,339,434	193,706

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Prysmian SpA	2,577,614	182,493
	Banco BPM SpA	13,261,919	154,800
	Terna - Rete Elettrica Nazionale	12,597,865	129,518
	FinecoBank Banca Fineco SpA	5,507,411	122,174
[1]	Mediobanca Banca di Credito Finanziario SpA	5,080,770	118,234
	Moncler SpA	2,021,064	115,285
	Snam SpA	18,600,303	112,600
[1,2]	Poste Italiane SpA	4,072,032	87,491
	BPER Banca SpA	8,937,969	81,124
	Unipol Assicurazioni SpA	3,381,360	66,967
	Banca Monte dei Paschi di Siena SpA	7,890,110	66,920
	Lottomatica Group SpA	2,267,373	62,939
	Tenaris SA	3,268,175	61,261
	Recordati Industria Chimica e Farmaceutica SpA	969,460	60,935
*,1	Telecom Italia SpA (MTAA)	96,384,452	47,625
	Banca Popolare di Sondrio SpA	3,234,080	44,912
[1]	Italgas SpA	5,226,234	44,333
	Buzzi SpA	715,829	39,700
	A2A SpA	14,015,881	37,752
	Brunello Cucinelli SpA	303,918	36,897
[2]	Infrastrutture Wireless Italiane SpA	2,955,678	36,142
	Reply SpA	200,200	34,599
	Hera SpA	7,088,802	34,242
[1]	Davide Campari-Milano NV	5,019,634	33,794
	Iveco Group NV	1,714,107	33,756
	Banca Mediolanum SpA	1,935,869	33,361
[1]	Saipem SpA	11,613,421	31,749
	Azimut Holding SpA	965,350	30,970
	Interpump Group SpA	666,154	27,720
	Banca Generali SpA	491,673	27,318
[2]	Nexi SpA	4,454,191	26,602
	Amplifon SpA	1,111,386	26,102
[2]	Pirelli & C SpA	3,337,577	23,006
	De' Longhi SpA	621,286	20,858
	DiaSorin SpA	194,360	20,802
	SOL SpA	326,282	18,488
[1]	Webuild SpA (MTAA)	4,243,441	17,991
	Iren SpA	5,786,212	17,876
*,2	BFF Bank SpA	1,575,926	17,302
	Maire SpA	1,261,257	16,620
[2]	Technogym SpA	1,115,582	15,984
*	Fincantieri SpA	829,004	15,961
[1]	Brembo NV	1,287,235	12,317
*	Technoprobe SpA	1,310,939	11,463
[1,2]	Carel Industries SpA	416,787	11,110
[1]	ERG SpA	482,234	10,544
[1,2]	Enav SpA	2,270,253	10,499
	ACEA SpA	385,090	9,310
	Credito Emiliano SpA	630,773	9,308
[1]	Tamburi Investment Partners SpA	828,308	7,656
	Intercos SpA	475,170	7,222
	Moltiply Group SpA	124,477	6,678
	Cementir Holding NV	378,708	6,618
[1]	Sesa SpA	64,770	6,583
[1]	MFE-MediaForEurope NV Class A	1,891,574	6,489
[2]	RAI Way SpA	809,081	5,796
[1]	Banca IFIS SpA	216,276	5,790
[1]	El.En. SpA	396,644	5,198
[1]	Sanlorenzo SpA	125,771	4,430
[1]	Ariston Holding NV	871,308	4,294
	Italmobiliare SpA	134,531	4,123
*,2	GVS SpA	696,053	4,122
	Danieli & C Officine Meccaniche SpA (MTAA)	89,356	3,512
*,1	Salvatore Ferragamo SpA	567,647	3,349
*,1	Juventus Football Club SpA	913,924	3,323
[1]	Piaggio & C SpA	1,428,457	3,165
[1]	MARR SpA	275,832	3,154
[1]	Zignago Vetro SpA	289,094	2,850
	Arnoldo Mondadori Editore SpA	1,121,287	2,842
[1]	Tinexta SpA	171,686	2,506

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,726
[2]	Anima Holding SpA	237,091	1,694
	Alerion Cleanpower SpA	54,063	1,113
[1]	MFE-MediaForEurope NV Class B	137,976	643
			6,369,829
Japan (20.5%)
	Toyota Motor Corp.	95,786,678	1,649,733
	Sony Group Corp.	54,186,440	1,408,864
	Mitsubishi UFJ Financial Group Inc.	100,138,978	1,365,254
	Hitachi Ltd.	39,631,385	1,151,860
	Nintendo Co. Ltd.	9,072,190	871,200
	Sumitomo Mitsui Financial Group Inc.	33,299,294	838,508
	Tokyo Electron Ltd.	3,995,881	765,249
	Mitsubishi Heavy Industries Ltd.	28,884,090	722,806
	Recruit Holdings Co. Ltd.	12,214,307	718,282
	Tokio Marine Holdings Inc.	16,600,661	703,553
	Keyence Corp.	1,688,545	675,128
	SoftBank Group Corp.	8,825,356	641,656
	Mizuho Financial Group Inc.	22,003,078	610,804
	Mitsubishi Corp.	29,181,654	583,104
	Shin-Etsu Chemical Co. Ltd.	17,476,720	577,115
	ITOCHU Corp.	10,564,319	553,200
	Fast Retailing Co. Ltd.	1,594,332	546,639
	Advantest Corp.	6,600,884	489,330
	Mitsui & Co. Ltd.	22,821,930	465,110
	KDDI Corp.	25,907,026	444,839
	Takeda Pharmaceutical Co. Ltd.	14,079,732	434,683
	Softbank Corp.	255,327,910	395,490
	Mitsubishi Electric Corp.	18,042,614	388,078
	Daiichi Sankyo Co. Ltd.	16,608,709	384,792
	Fujitsu Ltd.	15,466,590	375,210
	Honda Motor Co. Ltd.	37,567,330	362,256
	Hoya Corp.	3,039,728	361,004
	Seven & i Holdings Co. Ltd.	20,615,054	331,806
	NEC Corp.	11,147,110	325,217
	Chugai Pharmaceutical Co. Ltd.	5,771,452	301,373
[1]	Japan Tobacco Inc.	9,873,796	290,876
	Daikin Industries Ltd.	2,475,565	290,591
	Komatsu Ltd.	8,317,143	274,412
	Marubeni Corp.	13,265,603	267,411
	Nippon Telegraph & Telephone Corp.	248,578,975	265,758
	MS&AD Insurance Group Holdings Inc.	11,186,492	250,081
	Sompo Holdings Inc.	8,047,863	242,521
	Dai-ichi Life Holdings Inc.	31,479,200	239,324
	Sumitomo Corp.	9,220,078	237,940
	Terumo Corp.	12,933,572	237,355
	Ajinomoto Co. Inc.	8,727,002	236,704
	Disco Corp.	787,069	233,164
	ORIX Corp.	10,259,688	231,527
	FUJIFILM Holdings Corp.	10,687,346	231,441
[1]	Canon Inc.	7,935,147	230,149
	Mitsui Fudosan Co. Ltd.	23,520,795	227,707
	FANUC Corp.	8,355,190	226,821
	Denso Corp.	16,733,560	225,824
	Murata Manufacturing Co. Ltd.	15,036,515	222,250
	Oriental Land Co. Ltd.	9,497,690	218,749
	Panasonic Holdings Corp.	20,286,604	217,053
	Aeon Co. Ltd.	6,862,798	210,364
[1]	Bridgestone Corp.	5,049,380	206,480
	East Japan Railway Co.	9,432,821	202,909
	TDK Corp.	17,076,150	199,322
	Otsuka Holdings Co. Ltd.	3,966,201	196,641
	Suzuki Motor Corp.	15,801,136	190,502
	Mitsubishi Estate Co. Ltd.	10,088,216	189,125
	Kao Corp.	4,162,243	186,492
	Resona Holdings Inc.	20,034,917	185,039
	Renesas Electronics Corp.	14,616,687	180,829
	Bandai Namco Holdings Inc.	4,989,046	178,803
	Daiwa House Industry Co. Ltd.	5,183,519	178,120

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SMC Corp.	496,912	178,074
	Asahi Group Holdings Ltd.	13,260,245	177,251
	Japan Post Bank Co. Ltd.	16,129,229	173,882
	Nomura Holdings Inc.	26,308,824	173,367
	Central Japan Railway Co.	7,752,830	173,311
[1]	Toyota Industries Corp.	1,509,243	170,337
[1]	Nippon Steel Corp.	8,962,101	169,491
	Nidec Corp.	8,408,352	163,400
	Astellas Pharma Inc.	16,101,338	157,647
	Sumitomo Mitsui Trust Group Inc.	5,823,860	154,900
	Asics Corp.	5,997,260	152,932
	Nomura Research Institute Ltd.	3,744,437	149,768
	Sumitomo Electric Industries Ltd.	6,794,339	145,694
	Kyocera Corp.	12,052,812	144,759
	Japan Post Holdings Co. Ltd.	15,580,830	144,313
	Toyota Tsusho Corp.	6,204,439	140,538
	Konami Group Corp.	862,247	136,323
	Nippon Yusen KK	3,744,499	134,708
	Secom Co. Ltd.	3,672,604	131,938
	Fujikura Ltd.	2,438,566	128,282
[1]	IHI Corp.	1,168,490	126,388
	Shionogi & Co. Ltd.	6,791,191	122,257
	Nitto Denko Corp.	6,249,320	120,684
	Pan Pacific International Holdings Corp.	3,453,838	118,795
	Sekisui House Ltd.	5,396,082	118,764
	ENEOS Holdings Inc.	23,509,324	116,532
	Olympus Corp.	9,743,977	115,742
	Sumitomo Realty & Development Co. Ltd.	2,966,288	114,556
	Obic Co. Ltd.	2,936,205	114,175
	Tokyo Gas Co. Ltd.	3,197,278	106,348
	Capcom Co. Ltd.	3,056,834	104,395
[1]	Inpex Corp.	7,431,463	104,317
	Kansai Electric Power Co. Inc.	8,756,399	103,849
	Ryohin Keikaku Co. Ltd.	2,158,181	103,504
	Shimano Inc.	695,762	100,872
[1]	Kubota Corp.	8,942,350	100,842
[1]	Kirin Holdings Co. Ltd.	7,149,700	100,193
	Kawasaki Heavy Industries Ltd.	1,320,407	99,820
	Kajima Corp.	3,788,669	98,815
[1]	Mitsui OSK Lines Ltd.	2,900,210	96,866
	Japan Exchange Group Inc.	9,321,304	94,425
	T&D Holdings Inc.	4,283,634	94,026
[1]	Lasertec Corp.	698,261	93,609
	West Japan Railway Co.	4,057,210	92,752
	Toray Industries Inc.	13,362,207	91,468
	Obayashi Corp.	5,939,934	90,001
	Subaru Corp.	5,176,679	89,745
	LY Corp.	23,924,710	88,105
	Daiwa Securities Group Inc.	12,111,816	86,018
	SBI Holdings Inc.	2,445,906	85,228
	Osaka Gas Co. Ltd.	3,233,176	82,931
	Taisei Corp.	1,379,061	80,317
	Asahi Kasei Corp.	11,198,208	79,717
	Ebara Corp.	4,149,000	79,568
	Daifuku Co. Ltd.	3,085,663	79,382
	Trend Micro Inc.	1,136,692	78,620
	Unicharm Corp.	10,692,886	77,211
	Chubu Electric Power Co. Inc.	6,170,881	76,361
	Sanrio Co. Ltd.	1,552,466	75,070
[1]	Nexon Co. Ltd.	3,593,915	72,387
	Sysmex Corp.	4,118,970	71,700
	Nitori Holdings Co. Ltd.	735,737	70,815
*	Rakuten Group Inc.	12,826,610	70,677
	Nippon Paint Holdings Co. Ltd.	8,557,181	68,819
	Eisai Co. Ltd.	2,387,662	68,575
	Makita Corp.	2,220,037	68,373
	SCREEN Holdings Co. Ltd.	795,444	64,679
	TIS Inc.	1,929,203	64,647
	Nippon Sanso Holdings Corp.	1,704,901	64,516
[1]	Nippon Building Fund Inc.	69,705	64,364

Developed Markets Index Fund
		Shares	Market Value• ($000)
	MatsukiyoCocokara & Co.	3,111,673	64,009
[1]	Shiseido Co. Ltd.	3,579,602	63,934
	Sekisui Chemical Co. Ltd.	3,479,235	63,011
	JFE Holdings Inc.	5,372,811	62,500
	Mitsubishi Chemical Group Corp.	11,792,594	61,982
	Concordia Financial Group Ltd.	9,549,835	61,976
	Isuzu Motors Ltd.	4,888,255	61,924
	BayCurrent Inc.	1,203,176	61,897
	Kikkoman Corp.	6,630,900	61,507
[1]	Yamaha Motor Co. Ltd.	8,132,109	60,853
	Square Enix Holdings Co. Ltd.	807,314	60,386
	Yokogawa Electric Corp.	2,245,889	59,996
	Aisin Corp.	4,661,841	59,636
	Fuji Electric Co. Ltd.	1,243,411	57,261
	Seibu Holdings Inc.	1,567,452	56,174
	Daito Trust Construction Co. Ltd.	511,850	55,750
	Dai Nippon Printing Co. Ltd.	3,665,358	55,640
	Toho Co. Ltd.	943,071	55,637
	Sanwa Holdings Corp.	1,670,431	55,401
	Shimadzu Corp.	2,236,554	55,294
	Sumitomo Metal Mining Co. Ltd.	2,240,095	55,207
	TOPPAN Holdings Inc.	2,029,372	55,132
	Hankyu Hanshin Holdings Inc.	2,027,341	55,111
	Mitsubishi HC Capital Inc. (XTKS)	7,479,441	55,069
	Chiba Bank Ltd.	5,877,514	54,318
	Toyo Suisan Kaisha Ltd.	799,337	53,130
[1]	Yaskawa Electric Corp.	2,297,409	51,952
	M3 Inc.	3,690,107	50,690
	Tokyu Corp.	4,229,157	50,311
	Zensho Holdings Co. Ltd.	828,256	50,131
	Shimizu Corp.	4,478,831	50,027
	Japan Real Estate Investment Corp.	60,712	49,703
	Niterra Co. Ltd.	1,488,676	49,496
	Minebea Mitsumi Inc.	3,379,898	49,427
	MEIJI Holdings Co. Ltd.	2,228,374	49,278
[1]	AGC Inc.	1,673,173	49,084
	Ibiden Co. Ltd.	1,107,583	48,622
	Hikari Tsushin Inc.	158,279	46,734
	Ricoh Co. Ltd.	4,934,006	46,564
	Food & Life Cos. Ltd.	949,489	46,171
[1]	Kawasaki Kisen Kaisha Ltd.	3,250,314	46,031
	Omron Corp.	1,707,625	46,031
	Sojitz Corp.	1,855,122	45,587
[1]	Isetan Mitsukoshi Holdings Ltd.	2,945,240	44,845
*	Tokyo Electric Power Co. Holdings Inc.	13,459,357	44,802
*,1	Metaplanet Inc.	3,897,600	44,504
[1]	Sumitomo Forestry Co. Ltd.	4,385,163	44,283
	MonotaRO Co. Ltd.	2,220,115	43,705
*	Nissan Motor Co. Ltd.	18,025,129	43,613
	Japan Metropolitan Fund Investment	60,941	43,193
	Shizuoka Financial Group Inc.	3,712,263	43,192
	Mebuki Financial Group Inc.	8,207,831	42,830
	Idemitsu Kosan Co. Ltd.	7,050,425	42,756
[1]	Hulic Co. Ltd.	4,232,402	42,691
	Fukuoka Financial Group Inc.	1,594,742	42,606
	CyberAgent Inc.	3,724,037	42,549
	Azbil Corp.	4,414,732	41,863
	Otsuka Corp.	2,053,878	41,840
[1]	Skylark Holdings Co. Ltd.	1,973,578	41,320
	Yakult Honsha Co. Ltd.	2,166,550	40,803
[1]	Dentsu Group Inc.	1,841,192	40,797
	SG Holdings Co. Ltd.	3,630,371	40,435
	ZOZO Inc.	3,651,687	39,455
	Kurita Water Industries Ltd.	992,884	39,177
	SCSK Corp.	1,292,508	38,940
	Rohm Co. Ltd.	3,051,880	38,852
	Nomura Real Estate Master Fund Inc.	37,408	38,222
	Ono Pharmaceutical Co. Ltd.	3,525,206	38,205
	Nissin Foods Holdings Co. Ltd.	1,826,537	37,947
	Tokyu Fudosan Holdings Corp.	5,268,597	37,651

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kyoto Financial Group Inc.	2,095,260	37,461
	Resonac Holdings Corp.	1,606,568	37,226
	Kobe Bussan Co. Ltd.	1,186,574	36,850
	USS Co. Ltd.	3,336,862	36,775
	NOF Corp.	1,910,603	36,612
	Mitsui Chemicals Inc.	1,583,184	36,604
*	Rakuten Bank Ltd.	796,900	36,532
	Nippon Express Holdings Inc.	1,820,891	36,528
	KDX Realty Investment Corp.	33,648	36,511
	Japan Post Insurance Co. Ltd.	1,610,022	36,451
[1]	Kyowa Kirin Co. Ltd.	2,127,101	36,410
	Brother Industries Ltd.	2,102,780	36,274
	Tosoh Corp.	2,468,811	36,128
	Oji Holdings Corp.	7,174,381	36,117
	GLP J-Reit	39,792	35,837
	Suntory Beverage & Food Ltd.	1,117,617	35,741
	Oracle Corp. Japan	297,670	35,479
	Keisei Electric Railway Co. Ltd.	3,777,674	35,321
[1]	Kuraray Co. Ltd.	2,742,770	34,878
	Kyushu Electric Power Co. Inc.	3,859,689	34,509
	Nissan Chemical Corp.	1,115,902	34,032
	Santen Pharmaceutical Co. Ltd.	2,961,702	33,987
	Haseko Corp.	2,256,362	33,891
	Nippon Prologis REIT Inc.	60,324	33,347
	Kyushu Railway Co.	1,286,977	33,272
	Hoshizaki Corp.	964,525	33,236
	MISUMI Group Inc.	2,467,950	32,968
	Kobe Steel Ltd.	3,008,754	32,845
	Yamato Holdings Co. Ltd.	2,446,881	32,748
	Sega Sammy Holdings Inc.	1,360,719	32,570
	Japan Steel Works Ltd.	566,373	32,402
	Sumitomo Chemical Co. Ltd.	13,388,111	32,367
	Seiko Epson Corp.	2,448,285	32,177
	Daiwa House REIT Investment Corp.	18,812	31,794
	McDonald's Holdings Co. Japan Ltd.	767,600	31,749
	Mazda Motor Corp.	5,267,628	31,686
[1]	Yokohama Rubber Co. Ltd.	1,146,819	31,533
	Kintetsu Group Holdings Co. Ltd.	1,652,110	31,283
	Persol Holdings Co. Ltd.	16,002,870	31,233
[1]	Kokusai Electric Corp.	1,293,300	30,945
	Hamamatsu Photonics KK	2,546,894	30,943
	Tohoku Electric Power Co. Inc.	4,224,358	30,843
	Tokyo Tatemono Co. Ltd.	1,729,732	30,784
[1]	Socionext Inc.	1,603,590	30,722
	Marui Group Co. Ltd.	1,441,328	30,666
	Sankyo Co. Ltd.	1,655,170	30,635
	Odakyu Electric Railway Co. Ltd.	2,614,181	30,561
	Hirose Electric Co. Ltd.	252,404	30,465
	Orix JREIT Inc.	23,342	30,451
	Tokyo Metro Co. Ltd.	2,610,200	30,374
	TOTO Ltd.	1,200,525	30,230
	Credit Saison Co. Ltd.	1,118,153	30,168
	Kinden Corp.	1,016,172	29,854
	Amada Co. Ltd.	2,730,657	29,800
	Asahi Intecc Co. Ltd.	1,881,095	29,759
	Tobu Railway Co. Ltd.	1,721,627	29,736
	Shimamura Co. Ltd.	421,496	29,575
	Open House Group Co. Ltd.	652,537	29,509
	Hachijuni Bank Ltd.	3,600,649	29,245
	NGK Insulators Ltd.	2,324,387	29,175
	Sapporo Holdings Ltd.	563,299	29,014
	United Urban Investment Corp.	26,885	28,970
	NH Foods Ltd.	827,022	28,641
	J Front Retailing Co. Ltd.	2,100,908	28,548
[1]	Invincible Investment Corp.	66,238	28,524
	Lixil Corp.	2,451,768	28,361
	Nomura Real Estate Holdings Inc.	4,761,885	27,891
	Medipal Holdings Corp.	1,706,556	27,677
	Furukawa Electric Co. Ltd.	563,237	27,490
	ANA Holdings Inc.	1,401,688	27,445

Developed Markets Index Fund
		Shares	Market Value• ($000)
	TechnoPro Holdings Inc.	936,130	27,281
[1]	DMG Mori Co. Ltd.	1,170,681	26,938
	BIPROGY Inc.	635,478	26,570
	Japan Airlines Co. Ltd.	1,302,648	26,569
	Horiba Ltd.	339,935	26,445
[1]	Tokyo Ohka Kogyo Co. Ltd.	901,347	26,194
	Rohto Pharmaceutical Co. Ltd.	1,820,614	25,802
	THK Co. Ltd.	958,486	25,581
	Gunma Bank Ltd.	3,038,297	25,503
	Nikon Corp.	2,478,598	25,412
	Nisshin Seifun Group Inc.	2,116,619	25,302
	Electric Power Development Co. Ltd.	1,480,023	25,253
	Fujitec Co. Ltd.	587,134	25,222
[1]	Tsuruha Holdings Inc.	321,554	25,100
	Kadokawa Corp.	899,244	24,946
	Advance Residence Investment Corp.	23,779	24,686
	GMO Payment Gateway Inc.	378,550	24,484
	Taiheiyo Cement Corp.	981,803	24,360
	Yamazaki Baking Co. Ltd.	1,088,055	24,356
	Air Water Inc.	1,622,495	24,212
[1]	SUMCO Corp.	3,080,621	24,147
	Keio Corp.	983,627	23,913
	Hitachi Construction Machinery Co. Ltd.	798,218	23,786
	Mitsubishi Gas Chemical Co. Inc.	1,524,610	23,410
	Japan Hotel REIT Investment Corp.	44,289	23,406
	Rinnai Corp.	940,781	23,332
	Iyogin Holdings Inc.	2,118,960	23,217
	Takasago Thermal Engineering Co. Ltd.	465,601	22,853
	COMSYS Holdings Corp.	981,544	22,697
	Tokyo Seimitsu Co. Ltd.	340,199	22,605
	Lion Corp.	2,166,154	22,397
	Zenkoku Hosho Co. Ltd.	984,286	22,076
	Mitsubishi Logistics Corp.	2,683,980	21,994
	Nichirei Corp.	1,681,080	21,988
	Yamaha Corp.	3,026,554	21,873
	Kewpie Corp.	931,771	21,788
	Toyo Tire Corp.	1,021,967	21,646
	EXEO Group Inc.	1,693,788	21,562
	Sankyu Inc.	401,106	21,515
	Cosmos Pharmaceutical Corp.	337,908	21,445
	Cosmo Energy Holdings Co. Ltd.	500,723	21,435
	Kandenko Co. Ltd.	926,172	21,377
	Alfresa Holdings Corp.	1,559,040	21,325
	Kamigumi Co. Ltd.	767,305	21,322
	77 Bank Ltd.	624,544	21,314
	Toyo Seikan Group Holdings Ltd.	1,082,742	21,195
	Maruwa Co. Ltd.	73,829	21,161
[1]	Japan Prime Realty Investment Corp.	32,588	20,944
	Keikyu Corp.	1,999,064	20,849
[1]	Sumitomo Heavy Industries Ltd.	1,007,308	20,650
	Dexerials Corp.	1,329,941	20,554
	Sohgo Security Services Co. Ltd.	2,924,935	20,479
	Sugi Holdings Co. Ltd.	890,440	20,356
	Topcon Corp.	895,823	20,266
	Koito Manufacturing Co. Ltd.	1,690,874	20,211
	Kakaku.com Inc.	1,089,806	20,210
	Internet Initiative Japan Inc.	1,020,024	20,139
	Hirogin Holdings Inc.	2,407,292	20,129
[1]	Nikkon Holdings Co. Ltd.	902,556	20,073
	Mitsui Fudosan Logistics Park Inc.	27,014	19,612
	Nagoya Railroad Co. Ltd.	1,733,032	19,604
	Stanley Electric Co. Ltd.	984,701	19,476
	Suzuken Co. Ltd.	538,556	19,473
	Toho Gas Co. Ltd.	696,653	19,439
	Japan Airport Terminal Co. Ltd.	607,996	19,415
	Takashimaya Co. Ltd.	2,472,674	19,325
	Taiyo Yuden Co. Ltd.	1,096,948	19,198
	Sekisui House REIT Inc.	35,730	18,843
	Sundrug Co. Ltd.	597,837	18,709
	Hokuhoku Financial Group Inc.	985,395	18,670

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Mercari Inc.	1,002,030	18,552
	Iida Group Holdings Co. Ltd.	1,312,438	18,487
	Iwatani Corp.	1,727,228	18,352
	Yamato Kogyo Co. Ltd.	301,454	18,317
[1]	Sumitomo Rubber Industries Ltd.	1,599,058	18,160
	Japan Elevator Service Holdings Co. Ltd.	628,257	18,086
	Miura Co. Ltd.	899,264	18,079
	Mitsubishi Materials Corp.	1,136,911	17,965
	Resorttrust Inc.	1,467,340	17,920
	Kokuyo Co. Ltd.	3,107,416	17,827
	Coca-Cola Bottlers Japan Holdings Inc.	1,102,920	17,809
	Kyudenko Corp.	429,501	17,770
	Amano Corp.	571,548	17,760
	NSK Ltd.	3,712,579	17,459
	Modec Inc.	406,717	17,433
	Nabtesco Corp.	975,322	17,431
	Nichias Corp.	454,974	17,409
	Industrial & Infrastructure Fund Investment Corp.	20,599	17,381
	Daicel Corp.	2,070,199	17,355
	Nippon Gas Co. Ltd.	939,811	17,308
[1]	Kobayashi Pharmaceutical Co. Ltd.	462,004	17,294
	Keihan Holdings Co. Ltd.	814,029	17,243
	Yamaguchi Financial Group Inc.	1,598,410	17,197
	Hakuhodo DY Holdings Inc.	2,061,729	17,078
	Mitsui Mining & Smelting Co. Ltd.	485,720	16,935
	Mitsui-Soko Holdings Co. Ltd.	621,001	16,934
	Nishi-Nippon Financial Holdings Inc.	1,126,227	16,901
	Nihon Kohden Corp.	1,418,906	16,886
	Nippon Accommodations Fund Inc.	20,606	16,852
	Kyushu Financial Group Inc.	3,309,328	16,701
	Chugin Financial Group Inc.	1,373,882	16,615
	JGC Holdings Corp.	1,917,757	16,594
	Macnica Holdings Inc.	1,231,999	16,529
	Taiyo Holdings Co. Ltd.	338,359	16,528
	Kansai Paint Co. Ltd.	1,202,773	16,491
	Tomy Co. Ltd.	730,504	16,481
	Nifco Inc.	694,567	16,458
*	Visional Inc.	213,127	16,409
*	Aeon Mall Co. Ltd.	813,841	16,335
	Daishi Hokuetsu Financial Group Inc.	706,084	16,305
	Senko Group Holdings Co. Ltd.	1,195,265	16,289
	Yamada Holdings Co. Ltd.	5,149,100	16,203
	Ulvac Inc.	441,038	16,178
	Goldwin Inc.	287,126	16,146
	Alps Alpine Co. Ltd.	1,497,437	16,109
	ABC-Mart Inc.	783,355	16,093
	Mitsui E&S Co. Ltd.	814,569	16,066
[1]	Koei Tecmo Holdings Co. Ltd.	983,348	16,055
[1]	Mitsubishi Motors Corp.	5,666,047	16,021
	JTEKT Corp.	1,941,631	15,981
	NS Solutions Corp.	565,080	15,971
	Dowa Holdings Co. Ltd.	481,947	15,588
	Toho Holdings Co. Ltd.	481,535	15,561
	Nagase & Co. Ltd.	806,389	15,540
	Round One Corp.	1,522,241	15,537
*	SHIFT Inc.	1,281,890	15,525
	Activia Properties Inc.	18,087	15,410
	Kagome Co. Ltd.	772,646	15,387
	Japan Logistics Fund Inc.	23,633	15,332
	GS Yuasa Corp.	814,495	15,198
[1]	Canon Marketing Japan Inc.	413,438	15,148
	Nissui Corp.	2,479,801	15,069
	ADEKA Corp.	786,440	15,037
	Seino Holdings Co. Ltd.	978,290	15,030
	Penta-Ocean Construction Co. Ltd.	2,395,451	15,008
	NHK Spring Co. Ltd.	1,368,338	14,899
	NSD Co. Ltd.	599,905	14,855
	Yaoko Co. Ltd.	224,778	14,831
[1]	Ezaki Glico Co. Ltd.	462,116	14,783
	LaSalle Logiport REIT	15,263	14,752

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Makino Milling Machine Co. Ltd.	184,433	14,724
	Park24 Co. Ltd.	1,147,842	14,714
	Anritsu Corp.	1,133,328	14,652
	DIC Corp.	727,447	14,632
	Wacoal Holdings Corp.	424,871	14,631
[1]	Nippon Electric Glass Co. Ltd.	614,470	14,580
	OBIC Business Consultants Co. Ltd.	246,356	14,577
	Nankai Electric Railway Co. Ltd.	961,665	14,542
	Tokyo Century Corp.	1,288,396	14,505
	Tsumura & Co.	597,642	14,424
	Organo Corp.	231,288	14,399
	Hisamitsu Pharmaceutical Co. Inc.	504,663	14,376
	MEITEC Group Holdings Inc.	651,149	14,350
	Morinaga Milk Industry Co. Ltd.	636,950	14,310
	Shiga Bank Ltd.	356,611	14,305
	Sumitomo Bakelite Co. Ltd.	490,254	14,143
	Welcia Holdings Co. Ltd.	800,484	14,104
	Hazama Ando Corp.	1,384,301	13,937
	Chugoku Electric Power Co. Inc.	2,793,481	13,840
	Casio Computer Co. Ltd.	1,809,166	13,809
	Kanematsu Corp.	725,606	13,809
	AEON REIT Investment Corp.	15,622	13,755
	INFRONEER Holdings Inc.	1,633,891	13,708
*	Konica Minolta Inc.	4,186,537	13,615
	SBI Sumishin Net Bank Ltd.	402,500	13,610
	Fuji Corp.	730,300	13,594
*	Money Forward Inc.	399,723	13,567
	UBE Corp.	858,274	13,471
	Teijin Ltd.	1,660,666	13,461
	Daiwabo Holdings Co. Ltd.	744,131	13,376
	Kyoritsu Maintenance Co. Ltd.	546,088	13,332
	SWCC Corp.	254,751	13,283
	Tokuyama Corp.	633,529	13,239
[1]	Aozora Bank Ltd.	881,400	13,229
	Nihon M&A Center Holdings Inc.	2,575,984	13,057
[1]	Frontier Real Estate Investment Corp.	22,754	12,978
	GMO internet group Inc.	515,856	12,898
	Inaba Denki Sangyo Co. Ltd.	469,108	12,873
	Mirait One Corp.	729,872	12,836
	Kotobuki Spirits Co. Ltd.	894,145	12,754
	Maruichi Steel Tube Ltd.	528,327	12,750
	Sinfonia Technology Co. Ltd.	186,875	12,610
	Mabuchi Motor Co. Ltd.	853,568	12,602
	Calbee Inc.	660,721	12,585
*,1	Kioxia Holdings Corp.	721,900	12,561
	SKY Perfect JSAT Holdings Inc.	1,246,776	12,492
	Meidensha Corp.	331,939	12,490
	Shikoku Electric Power Co. Inc.	1,488,223	12,471
	Takara Holdings Inc.	1,496,896	12,445
	Zeon Corp.	1,224,141	12,428
	Rorze Corp.	869,720	12,364
	Mori Hills REIT Investment Corp.	13,260	12,325
[1]	Yoshinoya Holdings Co. Ltd.	567,451	12,322
	K's Holdings Corp.	1,208,243	12,279
	Fuyo General Lease Co. Ltd.	453,745	12,271
[1]	DeNA Co. Ltd.	661,305	12,242
	Toda Corp.	1,920,510	12,195
	Comforia Residential REIT Inc.	6,104	12,148
	Nippon Kayaku Co. Ltd.	1,350,198	12,136
	Hulic REIT Inc.	11,192	12,119
[1]	Pigeon Corp.	993,582	12,082
	Rakus Co. Ltd.	752,565	12,063
[1]	Tokai Carbon Co. Ltd.	1,703,614	12,033
	Aica Kogyo Co. Ltd.	477,875	11,925
	Sanki Engineering Co. Ltd.	424,166	11,910
	UACJ Corp.	323,098	11,820
	Jeol Ltd.	386,936	11,774
	North Pacific Bank Ltd.	2,941,542	11,772
	Kose Corp.	297,246	11,667
	Toyoda Gosei Co. Ltd.	590,474	11,617

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Toridoll Holdings Corp.	397,276	11,488
	Nippon Shokubai Co. Ltd.	1,006,992	11,484
	Nojima Corp.	525,084	11,477
	Daiwa Securities Living Investments Corp.	17,247	11,449
	Hanwa Co. Ltd.	301,522	11,358
	SHO-BOND Holdings Co. Ltd.	347,534	11,352
	House Foods Group Inc.	581,548	11,312
	DTS Corp.	314,202	11,263
	Sawai Group Holdings Co. Ltd.	883,903	11,243
	Kaneka Corp.	406,444	11,214
	Kusuri no Aoki Holdings Co. Ltd.	445,106	11,213
	Nipro Corp.	1,253,733	11,105
	Ito En Ltd.	487,512	11,050
[1]	Colowide Co. Ltd.	840,344	11,048
	Sotetsu Holdings Inc.	698,225	10,989
	Suruga Bank Ltd.	1,180,204	10,983
	Nitto Boseki Co. Ltd.	260,023	10,949
	San-In Godo Bank Ltd.	1,318,912	10,895
[1]	Micronics Japan Co. Ltd.	291,305	10,882
	H.U. Group Holdings Inc.	492,153	10,878
	OKUMA Corp.	427,302	10,852
	Citizen Watch Co. Ltd.	1,815,717	10,762
*	Sharp Corp.	2,206,594	10,727
	Rengo Co. Ltd.	1,974,770	10,703
	Mori Trust REIT Inc.	22,323	10,698
	NTT UD REIT Investment Corp.	11,942	10,613
	JVCKenwood Corp.	1,321,773	10,599
	Morinaga & Co. Ltd.	642,204	10,585
	Osaka Soda Co. Ltd.	850,765	10,581
	Toei Animation Co. Ltd.	463,800	10,576
	Yonex Co. Ltd.	524,759	10,552
	H2O Retailing Corp.	794,950	10,426
	Daiwa Office Investment Corp.	4,691	10,411
*	Sumitomo Pharma Co. Ltd.	1,545,401	10,383
	Mitsubishi Estate Logistics REIT Investment Corp.	12,458	10,296
*	Sansan Inc.	696,095	10,295
	Nippon Television Holdings Inc.	443,000	10,263
	Takeuchi Manufacturing Co. Ltd.	316,098	10,258
	Sumitomo Warehouse Co. Ltd.	498,458	10,254
	Relo Group Inc.	863,381	10,247
	NOK Corp.	693,818	10,237
	PAL GROUP Holdings Co. Ltd.	409,080	10,233
	Tokyu REIT Inc.	7,537	10,191
[1]	Namura Shipbuilding Co. Ltd.	465,000	10,111
	Harmonic Drive Systems Inc.	518,808	10,050
	Acom Co. Ltd.	3,381,525	10,013
	Glory Ltd.	429,272	10,007
	Create Restaurants Holdings Inc.	1,011,218	9,989
	Denka Co. Ltd.	727,197	9,986
	Max Co. Ltd.	308,484	9,946
[1]	TBS Holdings Inc.	282,362	9,900
	Nippon Shinyaku Co. Ltd.	453,312	9,893
*	PeptiDream Inc.	865,343	9,869
	Duskin Co. Ltd.	358,194	9,854
	EDION Corp.	667,468	9,771
	Kanadevia Corp.	1,443,845	9,756
	Tokyo Kiraboshi Financial Group Inc.	228,340	9,614
	Tsubakimoto Chain Co.	771,258	9,603
	Dentsu Soken Inc.	205,790	9,589
[1]	Japan Excellent Inc.	10,337	9,579
	Okamura Corp.	621,439	9,569
	CKD Corp.	525,052	9,546
	Seven Bank Ltd.	5,212,323	9,514
	Bic Camera Inc.	821,659	9,419
	Juroku Financial Group Inc.	279,194	9,373
	NIPPON REIT Investment Corp.	15,189	9,322
	Hokkaido Electric Power Co. Inc.	1,779,036	9,284
	Mizuno Corp.	498,383	9,171
	Starts Corp. Inc.	290,037	9,169
	Hyakugo Bank Ltd.	1,914,174	9,158

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sangetsu Corp.	445,241	9,130
	Ain Holdings Inc.	241,965	9,129
	Nippon Soda Co. Ltd.	432,150	9,099
	Mizuho Leasing Co. Ltd.	1,225,200	9,091
	Toyota Boshoku Corp.	665,895	9,078
	Anycolor Inc.	250,300	9,041
	Toei Co. Ltd.	249,030	9,028
	Inabata & Co. Ltd.	403,335	8,991
	Japan Petroleum Exploration Co. Ltd.	1,276,925	8,984
	Daiseki Co. Ltd.	371,539	8,964
	Ship Healthcare Holdings Inc.	663,345	8,928
	Saizeriya Co. Ltd.	255,127	8,843
	As One Corp.	510,506	8,809
	Nishi-Nippon Railroad Co. Ltd.	624,360	8,808
	Star Asia Investment Corp.	22,107	8,784
	TKC Corp.	298,912	8,748
	Simplex Holdings Inc.	323,105	8,742
	Yodogawa Steel Works Ltd.	1,098,855	8,726
	Hoshino Resorts REIT Inc.	5,204	8,710
	Kiyo Bank Ltd.	501,727	8,669
	Pilot Corp.	306,224	8,662
	AEON Financial Service Co. Ltd.	969,049	8,636
[1]	Fuji Media Holdings Inc.	371,733	8,576
	Okumura Corp.	285,677	8,529
	Heiwa Real Estate REIT Inc.	9,065	8,514
	Takuma Co. Ltd.	598,139	8,489
	Daido Steel Co. Ltd.	1,224,755	8,457
	Financial Partners Group Co. Ltd.	509,608	8,446
	Senshu Ikeda Holdings Inc.	2,128,268	8,420
	Ushio Inc.	676,980	8,410
	Kumagai Gumi Co. Ltd.	289,250	8,387
	Kissei Pharmaceutical Co. Ltd.	298,158	8,346
	Nishimatsu Construction Co. Ltd.	250,598	8,343
	Global One Real Estate Investment Corp.	8,765	8,316
	Ohsho Food Service Corp.	314,464	8,300
	Meiko Electronics Co. Ltd.	176,505	8,299
	Workman Co. Ltd.	189,200	8,286
	Arcs Co. Ltd.	399,768	8,282
	Fukuoka REIT Corp.	6,899	8,258
[1]	Toagosei Co. Ltd.	851,196	8,252
	Bunka Shutter Co. Ltd.	503,878	8,248
	Ferrotec Holdings Corp.	389,142	8,210
	Oki Electric Industry Co. Ltd.	734,697	8,193
	Japan Securities Finance Co. Ltd.	673,138	8,186
	Musashi Seimitsu Industry Co. Ltd.	384,467	8,163
	U-Next Holdings Co. Ltd.	511,032	8,141
	DCM Holdings Co. Ltd.	874,639	8,090
	Megmilk Snow Brand Co. Ltd.	426,094	8,073
	Digital Garage Inc.	246,052	8,058
	Shibaura Mechatronics Corp.	106,900	8,053
	Hokuriku Electric Power Co.	1,608,913	8,043
	Izumi Co. Ltd.	347,681	8,026
	Dai-Dan Co. Ltd.	260,792	8,017
*	Sanken Electric Co. Ltd.	143,038	8,004
[1]	Towa Corp.	573,445	7,994
	TS Tech Co. Ltd.	680,090	7,975
	Monogatari Corp.	292,362	7,921
	ARE Holdings Inc.	632,126	7,903
	Seria Co. Ltd.	423,852	7,887
	Taikisha Ltd.	439,448	7,862
	Lintec Corp.	382,512	7,841
	Shochiku Co. Ltd.	83,114	7,817
	KOMEDA Holdings Co. Ltd.	378,006	7,798
	Okasan Securities Group Inc.	1,668,248	7,770
	Maruha Nichiro Corp.	367,088	7,760
	Seiko Group Corp.	254,965	7,736
	Fuji Oil Co. Ltd.	392,865	7,691
	OSG Corp.	650,889	7,679
	JAFCO Group Co. Ltd.	448,513	7,674
	Daihen Corp.	173,334	7,655

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Itoham Yonekyu Holdings Inc.	224,302	7,628
	Kato Sangyo Co. Ltd.	199,421	7,604
	Katitas Co. Ltd.	438,663	7,602
	Aiful Corp.	2,597,847	7,597
	Kaken Pharmaceutical Co. Ltd.	286,606	7,592
	Kureha Corp.	346,612	7,555
	Monex Group Inc.	1,523,441	7,482
	Sumitomo Osaka Cement Co. Ltd.	285,562	7,480
	GungHo Online Entertainment Inc.	390,618	7,476
	Nakanishi Inc.	565,102	7,426
	Nihon Parkerizing Co. Ltd.	840,726	7,412
	Nisshin Oillio Group Ltd.	218,573	7,407
	Jaccs Co. Ltd.	266,023	7,396
	Raito Kogyo Co. Ltd.	372,005	7,386
[1]	Nisshinbo Holdings Inc.	1,147,591	7,354
	Takasago International Corp.	151,991	7,353
	Ariake Japan Co. Ltd.	158,730	7,288
	Tadano Ltd.	1,092,667	7,273
	Mixi Inc.	300,383	7,252
	Chugoku Marine Paints Ltd.	383,074	7,189
	Daiichikosho Co. Ltd.	632,786	7,123
[1]	Hokuetsu Corp.	976,754	7,119
	TOKAI Holdings Corp.	1,023,787	7,066
	Fuji Seal International Inc.	365,330	7,059
	FP Corp.	383,238	7,049
	Seiren Co. Ltd.	435,069	7,036
	Nippn Corp.	475,219	7,025
	Nanto Bank Ltd.	245,631	6,989
	Appier Group Inc.	618,200	6,987
	Takara Standard Co. Ltd.	413,137	6,963
	KYB Corp.	335,532	6,941
[1]	Joyful Honda Co. Ltd.	478,749	6,933
[1]	Tamron Co. Ltd.	1,143,128	6,925
	PALTAC Corp.	247,319	6,925
	Valor Holdings Co. Ltd.	394,935	6,909
	Daiei Kankyo Co. Ltd.	314,800	6,903
	Tokai Tokyo Financial Holdings Inc.	2,013,004	6,901
[1]	Toyo Ink SC Holdings Co. Ltd.	328,015	6,852
	Fujimi Inc.	482,105	6,823
	Riken Keiki Co. Ltd.	325,318	6,808
	San-A Co. Ltd.	332,070	6,805
	Japan Aviation Electronics Industry Ltd.	379,266	6,741
	Heiwa Corp.	461,818	6,733
	Okinawa Cellular Telephone Co.	188,163	6,683
	Nippon Paper Industries Co. Ltd.	925,347	6,659
	Bank of Nagoya Ltd.	121,144	6,647
	Tokai Rika Co. Ltd.	431,241	6,645
	Kurabo Industries Ltd.	128,238	6,642
	Exedy Corp.	229,760	6,572
	JINS Holdings Inc.	111,034	6,572
	Keiyo Bank Ltd.	945,078	6,565
	Kaga Electronics Co. Ltd.	344,614	6,537
[1]	Sakura Internet Inc.	208,200	6,496
[1]	Pola Orbis Holdings Inc.	730,087	6,487
	Gunze Ltd.	260,112	6,444
	Mitsubishi Shokuhin Co. Ltd.	146,412	6,428
	Hosiden Corp.	418,190	6,413
[1]	Hankyu Hanshin REIT Inc.	5,902	6,403
	Fukuda Denshi Co. Ltd.	131,782	6,399
	Musashino Bank Ltd.	282,363	6,387
	Sakata Seed Corp.	262,493	6,384
	Leopalace21 Corp.	1,480,740	6,376
	Systena Corp.	2,240,398	6,346
	Maruzen Showa Unyu Co. Ltd.	129,446	6,296
	NTN Corp.	3,987,039	6,296
	Yellow Hat Ltd.	582,766	6,229
*,1	Hino Motors Ltd.	2,497,407	6,208
	Paramount Bed Holdings Co. Ltd.	348,738	6,206
	C Uyemura & Co. Ltd.	96,200	6,171
	SMS Co. Ltd.	599,989	6,155

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Japan Material Co. Ltd.	601,388	6,145
	Lifedrink Co. Inc.	415,096	6,100
	JMDC Inc.	219,900	6,062
	Tocalo Co. Ltd.	459,103	6,049
	Hyakujushi Bank Ltd.	206,998	6,004
[1]	Kasumigaseki Capital Co. Ltd.	60,500	5,997
	Itoki Corp.	394,900	5,987
	Totetsu Kogyo Co. Ltd.	222,339	5,964
	Aeon Delight Co. Ltd.	158,762	5,926
	San-Ai Obbli Co. Ltd.	469,687	5,910
	Hiday Hidaka Corp.	257,185	5,899
	Kanamoto Co. Ltd.	262,537	5,894
	Open Up Group Inc.	494,646	5,860
	Aichi Financial Group Inc.	332,585	5,847
[1]	Funai Soken Holdings Inc.	347,432	5,845
[1]	Royal Holdings Co. Ltd.	318,680	5,820
	Awa Bank Ltd.	291,699	5,805
	FCC Co. Ltd.	298,947	5,789
[1]	Mitsubishi Pencil Co. Ltd.	409,576	5,786
	Nippon Light Metal Holdings Co. Ltd.	511,298	5,772
	CRE Logistics REIT Inc.	5,477	5,744
	Hokkoku Financial Holdings Inc.	170,553	5,723
	Fujita Kanko Inc.	73,827	5,704
	Furuno Electric Co. Ltd.	218,238	5,678
	Heiwa Real Estate Co. Ltd.	373,410	5,678
	ARCLANDS Corp.	461,913	5,665
	Tri Chemical Laboratories Inc.	245,759	5,658
	Justsystems Corp.	220,060	5,632
	Chudenko Corp.	244,046	5,626
	Heiwado Co. Ltd.	285,592	5,608
	Sumitomo Densetsu Co. Ltd.	131,158	5,607
	TOMONY Holdings Inc.	1,480,704	5,543
	Nissin Corp.	98,454	5,524
[1]	Ai Holdings Corp.	338,582	5,509
	Aoyama Trading Co. Ltd.	361,972	5,500
	Ichigo Office REIT Investment Corp.	8,624	5,495
	MOS Food Services Inc.	212,769	5,478
	Sanyo Denki Co. Ltd.	81,796	5,467
	Ogaki Kyoritsu Bank Ltd.	314,840	5,461
	Trusco Nakayama Corp.	379,084	5,424
	KH Neochem Co. Ltd.	308,545	5,404
	Fukuyama Transporting Co. Ltd.	228,631	5,341
	Life Corp.	348,104	5,339
	Zuken Inc.	142,966	5,312
	Hamakyorex Co. Ltd.	564,636	5,309
	Noritsu Koki Co. Ltd.	500,937	5,301
	Maeda Kosen Co. Ltd.	402,754	5,299
	TechMatrix Corp.	334,558	5,246
	Shoei Co. Ltd.	432,272	5,219
	Arata Corp.	247,586	5,209
	Infomart Corp.	1,800,712	5,204
	Kitz Corp.	633,561	5,201
	Iino Kaiun Kaisha Ltd.	739,879	5,188
	Mani Inc.	605,492	5,184
	Toa Corp.	494,464	5,181
	Komeri Co. Ltd.	253,703	5,180
	Noritake Co. Ltd.	204,096	5,171
	Nippon Densetsu Kogyo Co. Ltd.	290,455	5,166
	T Hasegawa Co. Ltd.	252,626	5,153
	Konoike Transport Co. Ltd.	252,260	5,151
	Belc Co. Ltd.	99,702	5,135
	Autobacs Seven Co. Ltd.	511,663	5,095
	MCJ Co. Ltd.	563,326	5,083
	Wacom Co. Ltd.	1,070,335	5,080
	Uchida Yoko Co. Ltd.	76,365	5,075
	Nextage Co. Ltd.	419,083	5,066
	Maxell Ltd.	382,991	5,046
	Morita Holdings Corp.	337,246	5,035
	Transcosmos Inc.	207,061	5,028
	Mirai Corp.	16,333	5,016

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Aichi Steel Corp.	338,340	5,013
	Ryoyo Ryosan Holdings Inc.	271,985	5,007
	Cybozu Inc.	193,032	4,995
	Toyobo Co. Ltd.	784,115	4,995
[1]	Rigaku Holdings Corp.	932,200	4,972
	Happinet Corp.	125,420	4,969
	Nichiha Corp.	240,943	4,966
	Tsugami Corp.	384,307	4,945
	Shinmaywa Industries Ltd.	439,511	4,933
	Digital Arts Inc.	93,485	4,913
	Create SD Holdings Co. Ltd.	219,204	4,875
	Taihei Dengyo Kaisha Ltd.	130,840	4,872
	Nittetsu Mining Co. Ltd.	94,476	4,868
	Tokyo Steel Manufacturing Co. Ltd.	463,715	4,863
	Galilei Co. Ltd.	229,986	4,860
	Takara Leben Real Estate Investment Corp.	7,756	4,858
	Itochu Enex Co. Ltd.	405,174	4,853
	Eizo Corp.	324,054	4,851
	Sakata INX Corp.	359,648	4,851
	Fuji Kyuko Co. Ltd.	335,858	4,848
	Nishimatsuya Chain Co. Ltd.	333,375	4,830
	SOSiLA Logistics REIT Inc.	6,041	4,818
	Nohmi Bosai Ltd.	189,981	4,813
	Ichigo Inc.	1,712,016	4,799
	Nitto Kogyo Corp.	222,201	4,799
	Future Corp.	322,376	4,794
	Argo Graphics Inc.	131,201	4,778
	YAMABIKO Corp.	323,454	4,753
	Central Automotive Products Ltd.	375,241	4,716
	WingArc1st Inc.	164,248	4,695
	Yurtec Corp.	319,457	4,693
	Japan Wool Textile Co. Ltd.	464,927	4,692
	Towa Pharmaceutical Co. Ltd.	225,462	4,679
	Kyokuto Kaihatsu Kogyo Co. Ltd.	251,067	4,663
	Ichibanya Co. Ltd.	724,130	4,636
	Mitsuboshi Belting Ltd.	193,861	4,618
	Tokyu Construction Co. Ltd.	628,766	4,613
	Kohnan Shoji Co. Ltd.	170,247	4,604
	Topre Corp.	346,608	4,596
	Adastria Co. Ltd.	220,797	4,565
	United Super Markets Holdings Inc.	720,148	4,563
	SIGMAXYZ Holdings Inc.	523,884	4,555
[1]	Nomura Micro Science Co. Ltd.	255,500	4,547
	Token Corp.	46,356	4,544
	Earth Corp.	133,635	4,529
	Kumiai Chemical Industry Co. Ltd.	816,816	4,527
	Japan Lifeline Co. Ltd.	436,719	4,524
*,1	Atom Corp.	987,140	4,522
	Elecom Co. Ltd.	360,148	4,513
	Premium Group Co. Ltd.	309,000	4,496
	Shibuya Corp.	200,521	4,482
	Daio Paper Corp.	807,727	4,476
	Nomura Co. Ltd.	698,757	4,465
	Toyo Construction Co. Ltd.	448,540	4,458
	Yokogawa Bridge Holdings Corp.	252,971	4,435
	BML Inc.	192,530	4,420
	Mitsui High-Tec Inc.	899,975	4,405
	Yamanashi Chuo Bank Ltd.	249,027	4,382
	Fuso Chemical Co. Ltd.	163,274	4,376
	Doutor Nichires Holdings Co. Ltd.	239,976	4,370
[1]	Kura Sushi Inc.	177,730	4,364
	JBCC Holdings Inc.	466,800	4,362
	Mitani Sekisan Co. Ltd.	77,037	4,347
*	Nxera Pharma Co. Ltd.	693,000	4,344
	Shibaura Machine Co. Ltd.	196,648	4,336
*	Medley Inc.	197,000	4,331
	JCU Corp.	188,436	4,330
	PILLAR Corp.	161,249	4,328
	Nikkiso Co. Ltd.	485,286	4,313
	Dip Corp.	271,489	4,295

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nichicon Corp.	521,815	4,292
	Ricoh Leasing Co. Ltd.	120,553	4,292
	Tosei Corp.	238,702	4,277
	Toshiba TEC Corp.	209,788	4,276
	Hogy Medical Co. Ltd.	153,008	4,275
	Nitta Corp.	159,700	4,275
	Showa Sangyo Co. Ltd.	205,757	4,258
	Toyo Tanso Co. Ltd.	125,278	4,249
	Nishio Holdings Co. Ltd.	152,385	4,246
	Matsui Securities Co. Ltd.	876,772	4,234
	Tsuburaya Fields Holdings Inc.	293,258	4,220
	Toho Bank Ltd.	1,838,582	4,211
	Totech Corp.	214,300	4,207
	JAC Recruitment Co. Ltd.	597,756	4,195
	Nissan Shatai Co. Ltd.	556,741	4,177
	Axial Retailing Inc.	534,476	4,173
	Mitsuuroko Group Holdings Co. Ltd.	316,014	4,165
	Menicon Co. Ltd.	534,377	4,143
	HIS Co. Ltd.	438,144	4,116
	Hosokawa Micron Corp.	119,386	4,110
	Central Glass Co. Ltd.	197,890	4,078
	San ju San Financial Group Inc.	198,247	4,067
	Yuasa Trading Co. Ltd.	129,911	4,056
	Wakita & Co. Ltd.	346,068	4,053
	TSI Holdings Co. Ltd.	512,149	4,044
	Sun Corp.	103,800	4,044
	Konishi Co. Ltd.	517,588	4,035
	ZERIA Pharmaceutical Co. Ltd.	278,718	4,032
	Megachips Corp.	108,722	4,017
	Ishihara Sangyo Kaisha Ltd.	285,297	4,014
	Sumitomo Mitsui Construction Co. Ltd.	970,116	4,009
	Tokyotokeiba Co. Ltd.	120,882	4,003
	Nippon Seiki Co. Ltd.	404,250	3,999
	Pacific Industrial Co. Ltd.	426,841	3,995
	Mochida Pharmaceutical Co. Ltd.	193,862	3,986
	UT Group Co. Ltd.	232,966	3,980
	Prima Meat Packers Ltd.	250,379	3,937
	Milbon Co. Ltd.	234,019	3,934
	Okamoto Industries Inc.	117,578	3,928
	Onward Holdings Co. Ltd.	952,070	3,924
	Eiken Chemical Co. Ltd.	265,334	3,921
	Fuji Co. Ltd.	283,518	3,912
	World Co. Ltd.	219,047	3,910
	Mitsubishi Logisnext Co. Ltd.	286,113	3,893
	Noevir Holdings Co. Ltd.	128,784	3,871
	Kurimoto Ltd.	98,044	3,849
	Yamazen Corp.	440,444	3,825
	Oita Bank Ltd.	137,222	3,805
	One REIT Inc.	2,127	3,801
	Shikoku Kasei Holdings Corp.	279,515	3,796
	m-up Holdings Inc.	264,200	3,788
[1]	Nagawa Co. Ltd.	88,053	3,774
	Noritz Corp.	293,990	3,768
	Tsukishima Holdings Co. Ltd.	254,506	3,757
	Komori Corp.	361,750	3,750
	Aisan Industry Co. Ltd.	321,683	3,748
	Nippon Signal Co. Ltd.	501,741	3,747
	AOKI Holdings Inc.	319,725	3,703
	Shin-Etsu Polymer Co. Ltd.	305,125	3,671
	Chiba Kogyo Bank Ltd.	443,600	3,665
	Nichireki Group Co. Ltd.	219,102	3,662
	Shin Nippon Air Technologies Co. Ltd.	219,006	3,643
	Sumitomo Riko Co. Ltd.	314,709	3,639
	Sinko Industries Ltd.	438,414	3,632
	Zacros Corp.	138,420	3,609
	Fujibo Holdings Inc.	87,748	3,605
*,1	PKSHA Technology Inc.	147,866	3,603
	CTI Engineering Co. Ltd.	185,100	3,601
	Tsurumi Manufacturing Co. Ltd.	141,397	3,570
	Krosaki Harima Corp.	154,760	3,567

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kawada Technologies Inc.	133,001	3,563
	Meisei Industrial Co. Ltd.	342,423	3,561
[1]	Ryobi Ltd.	238,411	3,546
	ASKUL Corp.	332,102	3,543
	Genky DrugStores Co. Ltd.	133,220	3,525
[1]	TV Asahi Holdings Corp.	180,203	3,491
	Furukawa Co. Ltd.	235,516	3,490
	Kyorin Pharmaceutical Co. Ltd.	331,606	3,489
	TRE Holdings Corp.	367,781	3,485
	A&D HOLON Holdings Co. Ltd.	237,800	3,466
*,1	Remixpoint Inc.	914,238	3,449
	Hioki EE Corp.	87,112	3,441
	Idec Corp.	218,171	3,441
	Okinawa Financial Group Inc.	161,498	3,415
	Miyazaki Bank Ltd.	133,129	3,395
	Raksul Inc.	438,692	3,394
	Teikoku Sen-I Co. Ltd.	179,431	3,381
	Alconix Corp.	262,629	3,381
	Sun Frontier Fudousan Co. Ltd.	234,357	3,375
	Optex Group Co. Ltd.	278,787	3,368
*	Chiyoda Corp.	1,417,264	3,358
	Computer Engineering & Consulting Ltd.	221,104	3,358
	Riken Vitamin Co. Ltd.	176,518	3,349
	Daiichi Jitsugyo Co. Ltd.	196,769	3,342
	IDOM Inc.	454,395	3,337
	First Bank of Toyama Ltd.	485,807	3,328
	ESPEC Corp.	155,072	3,325
[1]	S&B Foods Inc.	155,600	3,315
	Kisoji Co. Ltd.	201,819	3,314
[1]	Ringer Hut Co. Ltd.	215,641	3,310
	Mandom Corp.	335,641	3,276
	Akita Bank Ltd.	156,425	3,266
	AZ-COM MARUWA Holdings Inc.	460,682	3,262
	Oiles Corp.	227,466	3,257
	Star Micronics Co. Ltd.	279,020	3,253
	Orient Corp.	484,369	3,252
	Japan Transcity Corp.	427,688	3,242
	Hibiya Engineering Ltd.	125,852	3,236
[1]	Union Tool Co.	84,341	3,220
	Npr Riken Corp.	197,326	3,211
	Nippon Yakin Kogyo Co. Ltd.	116,437	3,210
	Weathernews Inc.	118,568	3,196
	Itochu-Shokuhin Co. Ltd.	46,513	3,196
	Plus Alpha Consulting Co. Ltd.	205,253	3,186
	Koshidaka Holdings Co. Ltd.	407,916	3,179
	Iriso Electronics Co. Ltd.	160,033	3,169
	Nachi-Fujikoshi Corp.	147,826	3,169
	Tanseisha Co. Ltd.	343,079	3,161
	Yamae Group Holdings Co. Ltd.	193,300	3,158
	Doshisha Co. Ltd.	183,236	3,151
	Altech Corp.	164,300	3,147
	Hirata Corp.	227,022	3,136
	METAWATER Co. Ltd.	203,235	3,129
	Kameda Seika Co. Ltd.	112,230	3,120
	Prestige International Inc.	745,011	3,118
	Nissha Co. Ltd.	333,832	3,117
	TOA ROAD Corp.	299,960	3,109
	Oyo Corp.	147,903	3,092
	Starzen Co. Ltd.	403,080	3,082
	Mitsui DM Sugar Co. Ltd.	144,784	3,074
	Anest Iwata Corp.	320,965	3,072
	Marusan Securities Co. Ltd.	496,519	3,072
[1]	Shoei Foods Corp.	112,264	3,062
	Sala Corp.	458,600	3,057
	Anicom Holdings Inc.	637,480	3,042
	Tachi-S Co. Ltd.	253,532	3,032
	Shofu Inc.	214,164	3,032
	Senshu Electric Co. Ltd.	103,618	3,029
	Goldcrest Co. Ltd.	131,653	3,018
	Tokai Corp.	204,568	3,018

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fixstars Corp.	212,950	3,011
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	3,009
	Tokyo Electron Device Ltd.	152,867	2,998
	Joshin Denki Co. Ltd.	181,408	2,988
	Kamei Corp.	173,792	2,981
	TPR Co. Ltd.	220,475	2,979
[1]	Ise Chemicals Corp.	16,000	2,972
	Toenec Corp.	349,815	2,962
	Matsuyafoods Holdings Co. Ltd.	71,983	2,958
	eGuarantee Inc.	288,975	2,957
	S Foods Inc.	162,788	2,956
	Takamatsu Construction Group Co. Ltd.	144,482	2,940
	Imperial Hotel Ltd.	435,100	2,940
	Nippon Parking Development Co. Ltd.	1,604,231	2,936
	SBS Holdings Inc.	145,393	2,930
	Insource Co. Ltd.	425,780	2,930
	Nippon Road Co. Ltd.	167,460	2,912
	Katakura Industries Co. Ltd.	181,710	2,911
	Asanuma Corp.	558,300	2,908
	Eagle Industry Co. Ltd.	217,549	2,897
	Matsuda Sangyo Co. Ltd.	126,137	2,897
	Zojirushi Corp.	312,953	2,896
	Keihanshin Building Co. Ltd.	276,762	2,877
	Sekisui Jushi Corp.	210,323	2,873
[1]	Pack Corp.	376,101	2,873
	Futaba Industrial Co. Ltd.	517,028	2,870
	Kyokuyo Co. Ltd.	90,016	2,868
	Yamaichi Electronics Co. Ltd.	154,112	2,852
	Nippon Kanzai Holdings Co. Ltd.	150,941	2,848
	United Arrows Ltd.	191,736	2,844
	Japan Pulp & Paper Co. Ltd.	660,630	2,839
	VT Holdings Co. Ltd.	867,477	2,838
	Nissei ASB Machine Co. Ltd.	69,820	2,836
	RS Technologies Co. Ltd.	129,130	2,836
	Sato Corp.	197,558	2,831
	ASAHI YUKIZAI Corp.	100,987	2,827
	Nagaileben Co. Ltd.	189,781	2,823
	Canon Electronics Inc.	158,603	2,804
	Broadleaf Co. Ltd.	552,028	2,798
	en Japan Inc.	242,404	2,795
	Halows Co. Ltd.	83,194	2,785
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	127,440	2,782
	Bank of Iwate Ltd.	131,273	2,770
[1]	Japan Investment Adviser Co. Ltd.	233,700	2,768
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,765
	Murakami Corp.	63,114	2,765
	Belluna Co. Ltd.	445,388	2,745
[1]	Toho Titanium Co. Ltd.	303,344	2,744
	Hochiki Corp.	126,876	2,743
[1]	Furuya Metal Co. Ltd.	156,500	2,738
	Bando Chemical Industries Ltd.	232,285	2,734
	Kyoei Steel Ltd.	191,732	2,734
*,1	Oisix ra daichi Inc.	227,159	2,729
	Sakai Moving Service Co. Ltd.	147,712	2,722
	Valqua Ltd.	127,773	2,719
	Bank of the Ryukyus Ltd.	343,205	2,718
	Chori Co. Ltd.	96,572	2,705
	Optorun Co. Ltd.	239,105	2,704
	Aida Engineering Ltd.	427,940	2,698
	Riso Kagaku Corp.	351,556	2,696
	Sankei Real Estate Inc.	4,218	2,694
	M&A Capital Partners Co. Ltd.	129,370	2,693
[1]	Tama Home Co. Ltd.	116,733	2,682
	Sodick Co. Ltd.	389,687	2,670
[1]	Yamagata Bank Ltd.	257,206	2,669
[1]	OSAKA Titanium Technologies Co. Ltd.	260,280	2,665
	DyDo Group Holdings Inc.	144,198	2,663
*,1	euglena Co. Ltd.	915,825	2,661
	HI-LEX Corp.	187,791	2,661
	Tachibana Eletech Co. Ltd.	144,106	2,647

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Aeon Hokkaido Corp.	426,122	2,629
	Nichiden Corp.	137,383	2,628
	Shibusawa Logistics Corp.	93,880	2,627
	GLOBERIDE Inc.	179,031	2,626
	Seika Corp.	80,864	2,613
	Roland Corp.	118,718	2,608
	Avex Inc.	292,891	2,586
	Tosei REIT Investment Corp.	2,757	2,586
	Denyo Co. Ltd.	131,817	2,585
	SRA Holdings	81,723	2,582
	MARUKA FURUSATO Corp.	160,479	2,580
	Bell System24 Holdings Inc.	289,103	2,577
	Miyaji Engineering Group Inc.	197,680	2,576
	Oriental Shiraishi Corp.	1,006,276	2,570
	Airman Corp.	188,600	2,568
	Sanyo Chemical Industries Ltd.	101,120	2,563
	Pasona Group Inc.	164,092	2,548
	Arisawa Manufacturing Co. Ltd.	249,600	2,547
	Starts Proceed Investment Corp.	2,064	2,545
[1]	Nippon Carbon Co. Ltd.	89,788	2,542
*	Nippon Sheet Glass Co. Ltd.	809,843	2,539
	Daiwa Industries Ltd.	219,718	2,529
	Torishima Pump Manufacturing Co. Ltd.	182,594	2,528
	Press Kogyo Co. Ltd.	668,639	2,527
	Restar Corp.	142,327	2,520
[1]	KeePer Technical Laboratory Co. Ltd.	102,133	2,510
	Hokuto Corp.	200,012	2,496
	Genki Global Dining Concepts Corp.	85,440	2,492
	Okinawa Electric Power Co. Inc.	393,563	2,482
	Mitsubishi Research Institute Inc.	78,079	2,481
	ESCON Japan REIT Investment Corp.	2,910	2,475
	Piolax Inc.	200,481	2,474
	Shinnihon Corp.	214,048	2,470
	Retail Partners Co. Ltd.	251,535	2,465
	Matsuya Co. Ltd.	350,647	2,463
	Obara Group Inc.	98,792	2,457
	Yahagi Construction Co. Ltd.	207,929	2,454
	TDC Soft Inc.	263,725	2,453
	Sintokogio Ltd.	408,446	2,448
	Samty Residential Investment Corp.	3,626	2,443
	Qol Holdings Co. Ltd.	190,071	2,442
	SRE Holdings Corp.	103,664	2,442
	Riken Technos Corp.	320,819	2,440
	Sagami Holdings Corp.	204,167	2,439
	Shizuoka Gas Co. Ltd.	326,772	2,428
	Vital KSK Holdings Inc.	287,615	2,418
	NS United Kaiun Kaisha Ltd.	89,127	2,414
	Saibu Gas Holdings Co. Ltd.	197,537	2,410
	Siix Corp.	297,474	2,404
	Health Care & Medical Investment Corp.	2,973	2,390
	Ehime Bank Ltd.	343,670	2,387
	Ki-Star Real Estate Co. Ltd.	74,171	2,383
	Raiznext Corp.	191,100	2,377
	ES-Con Japan Ltd.	343,651	2,365
[1]	K&O Energy Group Inc.	120,752	2,364
	Curves Holdings Co. Ltd.	491,945	2,363
	Strike Co. Ltd.	91,906	2,360
	Shinagawa Refractories Co. Ltd.	205,044	2,359
	Marudai Food Co. Ltd.	188,743	2,354
	Tokushu Tokai Paper Co. Ltd.	88,206	2,348
[1]	Osaka Organic Chemical Industry Ltd.	130,562	2,348
	Procrea Holdings Inc.	235,636	2,340
	Kanto Denka Kogyo Co. Ltd.	399,572	2,329
	Takara Bio Inc.	416,423	2,322
[1]	Change Holdings Inc.	290,389	2,319
	Chubu Shiryo Co. Ltd.	211,910	2,300
	MEC Co. Ltd.	122,994	2,299
	Shikoku Bank Ltd.	298,042	2,295
	Yondenko Corp.	251,500	2,283
	Geo Holdings Corp.	213,248	2,278

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Osaki Electric Co. Ltd.	342,330	2,277
	Comture Corp.	193,049	2,274
	Topy Industries Ltd.	144,651	2,272
	Tochigi Bank Ltd.	809,633	2,264
	Sakai Chemical Industry Co. Ltd.	122,492	2,263
[1]	West Holdings Corp.	195,800	2,262
[1]	Rock Field Co. Ltd.	208,405	2,254
	Mars Group Holdings Corp.	112,496	2,252
*	Net Protections Holdings Inc.	537,300	2,246
	Key Coffee Inc.	164,519	2,238
	Daikyonishikawa Corp.	498,688	2,238
	Zenrin Co. Ltd.	313,363	2,232
	Okura Industrial Co. Ltd.	74,297	2,220
	DKS Co. Ltd.	80,742	2,213
	Nippon Ceramic Co. Ltd.	113,715	2,212
	Istyle Inc.	601,967	2,207
	Hakuto Co. Ltd.	86,157	2,199
	G-Tekt Corp.	176,801	2,170
	Hoosiers Holdings Co. Ltd.	250,637	2,168
	GREE Holdings Inc.	599,294	2,166
	France Bed Holdings Co. Ltd.	244,175	2,162
	Kyokuto Securities Co. Ltd.	205,159	2,162
	Daikokutenbussan Co. Ltd.	44,368	2,160
	Tamura Corp.	647,961	2,149
	Cosel Co. Ltd.	275,965	2,142
	Unipres Corp.	321,605	2,142
	Kojima Co. Ltd.	249,855	2,138
	JM Holdings Co. Ltd.	117,219	2,128
	Fukui Bank Ltd.	174,895	2,124
	Yokorei Co. Ltd.	354,668	2,110
[1]	Kappa Create Co. Ltd.	201,039	2,101
	Daiki Aluminium Industry Co. Ltd.	311,480	2,094
	Toyo Corp.	201,849	2,090
	Hokkaido Gas Co. Ltd.	505,130	2,081
[1]	Nihon Chouzai Co. Ltd.	93,630	2,078
	JSB Co. Ltd.	78,400	2,073
	Sanyo Electric Railway Co. Ltd.	149,720	2,057
	Shinwa Co. Ltd.	95,812	2,049
[1]	Gift Holdings Inc.	83,600	2,043
	Chofu Seisakusho Co. Ltd.	160,962	2,040
*,1	M&A Research Institute Holdings Inc.	237,513	2,037
	Ryoden Corp.	104,476	2,030
	Chubu Steel Plate Co. Ltd.	138,000	2,024
[1]	Kosaido Holdings Co. Ltd.	606,800	2,024
	Transaction Co. Ltd.	124,400	2,021
	Software Service Inc.	22,100	2,019
	J-Oil Mills Inc.	148,119	2,015
[1]	FULLCAST Holdings Co. Ltd.	170,318	2,010
	COLOPL Inc.	539,426	2,010
[1]	Osaka Steel Co. Ltd.	102,626	2,009
	Warabeya Nichiyo Holdings Co. Ltd.	119,296	1,997
[1]	Alpen Co. Ltd.	120,891	1,990
[1]	Septeni Holdings Co. Ltd.	674,700	1,980
	Yondoshi Holdings Inc.	163,459	1,970
	JCR Pharmaceuticals Co. Ltd.	553,449	1,969
	Miroku Jyoho Service Co. Ltd.	157,748	1,963
	Seikitokyu Kogyo Co. Ltd.	192,800	1,963
	Sinanen Holdings Co. Ltd.	45,126	1,956
	Koatsu Gas Kogyo Co. Ltd.	269,389	1,955
	Avant Group Corp.	182,500	1,949
	Ines Corp.	168,450	1,943
	Mie Kotsu Group Holdings Inc.	558,537	1,937
	Godo Steel Ltd.	74,351	1,934
	Nihon Nohyaku Co. Ltd.	331,563	1,934
	Stella Chemifa Corp.	70,695	1,930
	Fujicco Co. Ltd.	174,244	1,929
	GMO Financial Holdings Inc.	353,600	1,929
	Sumitomo Seika Chemicals Co. Ltd.	63,878	1,923
	KPP Group Holdings Co. Ltd.	372,700	1,919
	Softcreate Holdings Corp.	125,666	1,916

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Asahi Diamond Industrial Co. Ltd.	385,774	1,915
	Vision Inc.	239,107	1,909
	Chiyoda Co. Ltd.	229,835	1,901
	Mirarth Holdings Inc.	728,445	1,898
	Tekken Corp.	93,688	1,876
	Nippon Fine Chemical Co. Ltd.	112,301	1,876
	Aiphone Co. Ltd.	97,945	1,874
	PHC Holdings Corp.	292,698	1,852
[1]	eRex Co. Ltd.	356,421	1,851
	Ichiyoshi Securities Co. Ltd.	327,046	1,845
	Fukuda Corp.	53,135	1,840
	Neturen Co. Ltd.	243,419	1,837
	Fudo Tetra Corp.	116,707	1,828
	I'll Inc.	94,985	1,823
[1]	BRONCO BILLY Co. Ltd.	73,362	1,813
	Daido Metal Co. Ltd.	393,356	1,811
	JP-Holdings Inc.	466,003	1,805
*,1	RENOVA Inc.	400,079	1,803
[1]	Okuwa Co. Ltd.	272,444	1,794
	giftee Inc.	151,030	1,794
[1]	NEC Capital Solutions Ltd.	67,830	1,792
	Sumida Corp.	266,273	1,787
	St. Marc Holdings Co. Ltd.	109,869	1,777
	Cawachi Ltd.	92,731	1,776
	Mitsuba Corp.	308,825	1,775
	Hisaka Works Ltd.	188,959	1,772
	Yokowo Co. Ltd.	189,524	1,772
	Chiyoda Integre Co. Ltd.	92,947	1,764
	Mirai Industry Co. Ltd.	74,400	1,759
[1]	Tohokushinsha Film Corp.	454,000	1,756
	Onoken Co. Ltd.	180,559	1,753
	Okabe Co. Ltd.	303,587	1,750
	Nittoku Co. Ltd.	138,900	1,744
	Enplas Corp.	57,290	1,743
	Koa Corp.	297,607	1,742
	Tomoku Co. Ltd.	86,705	1,727
	Feed One Co. Ltd.	252,035	1,717
	Pacific Metals Co. Ltd.	141,158	1,713
	Nippon Thompson Co. Ltd.	461,492	1,708
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,705
	Wellneo Sugar Co. Ltd.	108,947	1,705
	Shinsho Corp.	121,416	1,703
	LITALICO Inc.	193,852	1,701
[1]	Fujio Food Group Inc.	216,873	1,696
	Gakken Holdings Co. Ltd.	256,474	1,683
	Dai Nippon Toryo Co. Ltd.	203,805	1,681
	J Trust Co. Ltd.	571,885	1,680
[1]	Santec Holdings Corp.	43,593	1,672
	Shinko Shoji Co. Ltd.	256,046	1,670
	MTI Ltd.	263,675	1,667
	Shin Nippon Biomedical Laboratories Ltd.	168,821	1,666
	NTT Data Group Corp.	60,100	1,664
	Bank of Saga Ltd.	102,957	1,659
	Iwaki Co. Ltd.	99,200	1,653
[1]	Toyo Gosei Co. Ltd.	48,394	1,628
	Toyo Kanetsu KK	58,771	1,614
	V Technology Co. Ltd.	75,853	1,611
	Sparx Group Co. Ltd.	156,087	1,598
	Kanaden Corp.	113,906	1,596
	EM Systems Co. Ltd.	317,049	1,590
	Chuo Spring Co. Ltd.	113,780	1,589
	Kyodo Printing Co. Ltd.	175,884	1,585
	Midac Holdings Co. Ltd.	109,956	1,568
	grems Inc.	95,155	1,567
	Vector Inc.	207,090	1,566
	Icom Inc.	75,868	1,556
	Base Co. Ltd.	64,606	1,545
	Moriroku Co. Ltd.	96,003	1,544
	Shima Seiki Manufacturing Ltd.	239,707	1,533
	Rheon Automatic Machinery Co. Ltd.	177,542	1,529

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Xebio Holdings Co. Ltd.	200,633	1,529
	JDC Corp.	461,819	1,528
	Aizawa Securities Group Co. Ltd.	167,007	1,524
	Towa Bank Ltd.	314,177	1,512
	FIDEA Holdings Co. Ltd.	151,155	1,511
	Nippon Denko Co. Ltd.	873,427	1,509
	Seikagaku Corp.	350,434	1,490
	Alpha Systems Inc.	59,538	1,489
	Futaba Corp.	345,911	1,474
	Tokyo Energy & Systems Inc.	165,480	1,472
	Akatsuki Inc.	69,702	1,461
	Takaoka Toko Co. Ltd.	89,340	1,444
	Daito Pharmaceutical Co. Ltd.	208,100	1,439
	Honeys Holdings Co. Ltd.	131,390	1,434
	G-7 Holdings Inc.	154,359	1,418
	Fukui Computer Holdings Inc.	68,244	1,412
	LEC Inc.	173,590	1,411
	Fujiya Co. Ltd.	84,299	1,403
	ZIGExN Co. Ltd.	417,130	1,402
	Komatsu Matere Co. Ltd.	275,864	1,390
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,386
[1]	Inui Global Logistics Co. Ltd.	165,053	1,377
	Nippon Rietec Co. Ltd.	107,797	1,374
	ST Corp.	123,118	1,358
	CMK Corp.	583,939	1,346
*	Nippon Chemi-Con Corp.	162,572	1,341
	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,338
[1]	Yamashin-Filter Corp.	300,744	1,336
	YAKUODO Holdings Co. Ltd.	82,172	1,321
	Arakawa Chemical Industries Ltd.	185,649	1,320
	Intage Holdings Inc.	107,076	1,319
	Yukiguni Factory Co. Ltd.	172,369	1,316
	Giken Ltd.	128,389	1,309
	Tayca Corp.	146,054	1,308
[1]	YA-MAN Ltd.	222,248	1,306
	Studio Alice Co. Ltd.	86,834	1,290
	JSP Corp.	98,524	1,288
[1]	BrainPad Inc.	137,230	1,285
[1]	Ministop Co. Ltd.	101,283	1,283
	Kenko Mayonnaise Co. Ltd.	107,401	1,278
[1]	Komehyo Holdings Co. Ltd.	65,700	1,278
	Toa Corp. (XTKS)	181,291	1,277
*,1	Universal Entertainment Corp.	185,226	1,247
	Fuji Pharma Co. Ltd.	129,413	1,243
	TOC Co. Ltd.	268,412	1,242
	Maxvalu Tokai Co. Ltd.	55,665	1,239
	CAC Holdings Corp.	89,813	1,237
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,237
[1]	Carta Holdings Inc.	84,789	1,223
	Daiho Corp.	222,025	1,220
	S-Pool Inc.	507,425	1,204
	World Holdings Co. Ltd.	75,835	1,195
	Management Solutions Co. Ltd.	96,365	1,188
[1]	Daikoku Denki Co. Ltd.	77,900	1,183
	Aeon Fantasy Co. Ltd.	62,573	1,182
	Kintetsu Department Store Co. Ltd.	96,918	1,180
	CTS Co. Ltd.	210,028	1,174
[1]	Inaba Seisakusho Co. Ltd.	90,413	1,167
*	PIA Corp.	57,053	1,165
	Rokko Butter Co. Ltd.	134,986	1,144
	Link & Motivation Inc.	335,259	1,144
*	Furukawa Battery Co. Ltd.	119,597	1,144
	Nafco Co. Ltd.	93,800	1,143
	Iseki & Co. Ltd.	135,129	1,141
[1]	FP Partner Inc.	75,023	1,137
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,109
	Nihon Trim Co. Ltd.	36,619	1,104
	Nichiban Co. Ltd.	82,009	1,102
	WATAMI Co. Ltd.	154,758	1,100
	Oro Co. Ltd.	52,722	1,089

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Amvis Holdings Inc.	324,015	1,089
	Airport Facilities Co. Ltd.	195,162	1,083
	Nitto Kohki Co. Ltd.	85,400	1,082
	Tv Tokyo Holdings Corp.	45,183	1,078
	Hodogaya Chemical Co. Ltd.	105,436	1,063
	Pharma Foods International Co. Ltd.	184,050	1,063
	Taki Chemical Co. Ltd.	53,467	1,055
	Solasto Corp.	354,342	1,025
	Nakayama Steel Works Ltd.	236,363	1,020
	Sankyo Seiko Co. Ltd.	236,436	1,018
	Pronexus Inc.	131,344	1,012
*	TerraSky Co. Ltd.	49,346	1,008
	Riso Kyoiku Co. Ltd.	644,822	1,002
	Hokkan Holdings Ltd.	76,229	990
	Central Sports Co. Ltd.	57,829	966
	Asahi Co. Ltd.	104,410	963
	Central Security Patrols Co. Ltd.	62,215	961
	Achilles Corp.	124,746	958
	Yorozu Corp.	148,414	954
	Marvelous Inc.	268,795	950
[1]	Gamecard-Joyco Holdings Inc.	56,000	934
	Sankyo Tateyama Inc.	205,761	921
	Shindengen Electric Manufacturing Co. Ltd.	59,058	900
	Advan Group Co. Ltd.	157,532	898
	Elan Corp.	164,386	886
	Artnature Inc.	169,782	876
	WDB Holdings Co. Ltd.	74,162	871
	Tsutsumi Jewelry Co. Ltd.	56,370	870
	Amuse Inc.	75,394	847
	Buffalo Inc.	53,290	847
*,1	Sourcenext Corp.	696,688	834
	Sanshin Electronics Co. Ltd.	50,711	832
	Ebase Co. Ltd.	228,612	821
[1]	Sumiseki Holdings Inc.	192,000	817
	Tsubaki Nakashima Co. Ltd.	347,076	804
	Nippon Sharyo Ltd.	56,431	803
	Ichikoh Industries Ltd.	316,094	794
	LIFULL Co. Ltd.	590,403	788
	Shimojima Co. Ltd.	94,172	782
	Gecoss Corp.	91,735	767
	Aichi Corp.	81,684	766
	Fuso Pharmaceutical Industries Ltd.	51,742	762
	Sanoh Industrial Co. Ltd.	170,665	754
*	KNT-CT Holdings Co. Ltd.	107,969	748
	Tokyo Individualized Educational Institute Inc.	282,737	728
*	Nippon Coke & Engineering Co. Ltd.	1,236,550	712
	Nisso Holdings Co. Ltd.	157,507	708
	FAN Communications Inc.	229,644	698
	SBI ARUHI Corp.	126,295	694
*,1	Japan Display Inc.	4,984,772	692
	Shimadaya Corp.	53,290	682
	Atrae Inc.	125,093	670
*	Optim Corp.	175,693	660
[1]	Airtrip Corp.	108,109	651
	Media Do Co. Ltd.	54,088	651
	Yushin Co.	156,000	641
	GMO GlobalSign Holdings KK	44,341	636
	Cleanup Corp.	133,388	628
	ValueCommerce Co. Ltd.	115,611	624
	Corona Corp.	97,486	611
	Ohara Inc.	80,397	610
	Daisyo Corp.	76,091	591
	Kanamic Network Co. Ltd.	199,106	590
*,1	Miyakoshi Holdings Inc.	74,841	584
*	Demae-Can Co. Ltd.	309,800	526
[1]	Tess Holdings Co. Ltd.	227,961	521
	Tosho Co. Ltd.	121,563	510
[1]	Kitanotatsujin Corp.	488,910	484
	Taiho Kogyo Co. Ltd.	117,011	461
	Digital Holdings Inc.	53,839	453

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CHIMNEY Co. Ltd.	51,504	438
[1]	Fibergate Inc.	69,541	348
*,1	Open Door Inc.	94,896	327
	Takamiya Co. Ltd.	134,308	304
*	FDK Corp.	107,188	266
*	Jamco Corp.	11,500	143
			47,666,662
Netherlands (3.5%)
	ASML Holding NV	3,547,892	2,843,057
	Prosus NV	11,510,362	645,806
	ING Groep NV	27,506,653	602,882
*,2	Adyen NV	239,345	439,566
	Wolters Kluwer NV	2,113,200	353,408
	Koninklijke Ahold Delhaize NV	8,196,839	342,353
	Universal Music Group NV	8,482,901	275,190
	ASM International NV	418,980	268,766
	Heineken NV	2,495,405	217,706
	Koninklijke Philips NV	7,346,224	176,400
	DSM-Firmenich AG	1,637,711	174,228
	Koninklijke KPN NV	33,922,745	165,482
	NN Group NV	2,342,251	155,851
[2]	ABN AMRO Bank NV	4,615,227	126,023
	ArcelorMittal SA	3,816,350	121,186
	Akzo Nobel NV	1,519,526	106,616
	BE Semiconductor Industries NV	636,718	95,223
	ASR Nederland NV	1,311,061	87,114
	Aegon Ltd.	11,728,363	84,992
	EXOR NV	837,825	84,576
	Heineken Holding NV	1,034,198	77,172
	IMCD NV	526,567	70,821
	Randstad NV	968,182	44,750
	JDE Peet's NV	1,387,509	39,634
[2]	CVC Capital Partners plc	1,896,946	39,004
*,2	Just Eat Takeaway.com NV	1,646,061	37,688
*	InPost SA	2,135,446	35,537
	SBM Offshore NV	1,201,055	31,754
	Aalberts NV	871,106	31,638
[2]	Signify NV	1,121,431	30,450
	Arcadis NV	622,322	30,220
	Koninklijke Vopak NV	510,876	25,375
	Allfunds Group plc	3,266,006	25,097
[2]	CTP NV	1,131,017	23,828
	Koninklijke BAM Groep NV	2,377,073	21,204
	Van Lanschot Kempen NV	284,646	18,315
	TKH Group NV	324,743	14,879
*,1,2	Basic-Fit NV	463,353	14,123
	Fugro NV	988,692	13,900
	APERAM SA	381,843	12,366
*,1	Galapagos NV	438,020	12,261
	Eurocommercial Properties NV	379,207	11,992
	Corbion NV	515,008	11,059
	Havas NV	5,768,626	9,918
*	Flow Traders Ltd.	297,774	9,676
*	OCI NV	900,518	8,144
	Wereldhave NV	312,834	6,304
	NSI NV	144,468	4,068
	Sligro Food Group NV	216,293	3,671
[1]	PostNL NV	3,104,156	3,376
*,1	TomTom NV	485,983	2,838
[1]	Brunel International NV	180,918	1,910
			8,089,397
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,840,576	106,322
	Auckland International Airport Ltd.	14,782,206	69,780
	Infratil Ltd.	8,098,862	52,260
	Meridian Energy Ltd.	11,018,198	39,656
	EBOS Group Ltd.	1,638,614	38,395
	Contact Energy Ltd.	6,823,388	37,446
	Mainfreight Ltd.	717,446	29,357

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Spark New Zealand Ltd.	15,802,952	23,417
	Mercury NZ Ltd.	6,022,860	22,069
*	Fletcher Building Ltd.	9,519,604	16,786
	Summerset Group Holdings Ltd.	1,935,572	13,269
*	Ryman Healthcare Ltd.	7,981,097	10,895
	Goodman Property Trust	8,889,247	10,453
	Freightways Group Ltd.	1,522,187	10,305
	Precinct Properties Group	11,781,794	8,620
	Kiwi Property Group Ltd.	12,882,015	6,989
	Genesis Energy Ltd.	4,951,853	6,864
	Vector Ltd.	2,188,545	5,794
	Air New Zealand Ltd.	13,355,674	4,763
	Argosy Property Ltd.	6,804,834	4,484
*	SKYCITY Entertainment Group Ltd.	5,897,963	3,376
	Scales Corp. Ltd.	1,017,265	2,989
	Stride Property Group	4,318,721	2,977
*	Oceania Healthcare Ltd.	6,194,631	2,531
	SKY Network Television Ltd.	1,159,530	2,112
			531,909
Norway (0.7%)
	DNB Bank ASA	7,345,112	203,126
	Equinor ASA	6,559,637	165,657
	Kongsberg Gruppen ASA	3,702,141	143,576
	Telenor ASA	5,632,906	87,717
	Mowi ASA	3,928,764	75,878
	Aker BP ASA	2,750,994	70,300
	Norsk Hydro ASA	11,593,809	66,391
	Orkla ASA	5,954,636	64,855
	Yara International ASA	1,459,136	53,846
	Storebrand ASA	3,724,938	52,756
	Gjensidige Forsikring ASA	1,641,622	41,615
	Subsea 7 SA	2,029,538	38,098
	SpareBank 1 Sor-Norge ASA	1,857,278	34,172
	TOMRA Systems ASA	2,101,093	32,795
	Salmar ASA	606,636	26,306
	Vend Marketplaces ASA Class B	746,314	25,192
	Vend Marketplaces ASA	667,207	23,589
	Protector Forsikring ASA	548,846	23,363
	Var Energi ASA	6,785,789	21,745
	SpareBank 1 SMN	1,117,018	21,542
[1]	Frontline plc	1,286,468	21,214
	Bakkafrost P/F	452,982	20,389
*	Nordic Semiconductor ASA	1,473,333	19,919
	Borregaard ASA	844,531	16,626
	Veidekke ASA	959,514	15,435
	DOF Group ASA	1,745,431	15,409
	TGS ASA	1,741,849	14,862
	Hafnia Ltd.	2,404,978	12,104
	Leroy Seafood Group ASA	2,517,459	11,950
	Aker ASA Class A	183,289	11,927
[2]	Europris ASA	1,394,991	11,830
	Atea ASA	716,249	11,322
*,2	Crayon Group Holding ASA	718,517	10,323
*,2	Scatec ASA	1,115,354	10,304
	BLUENORD ASA	205,494	10,050
*,1	Cadeler A/S	1,900,459	9,457
[2]	BW LPG Ltd.	779,617	9,174
	DNO ASA	7,072,523	9,013
[1]	Hoegh Autoliners ASA	931,533	8,252
	Aker Solutions ASA	2,329,330	8,039
	Austevoll Seafood ASA	778,671	7,495
	Wallenius Wilhelmsen ASA	905,893	7,448
	Golden Ocean Group Ltd.	917,426	6,796
[2]	Elkem ASA	2,585,825	6,088
	FLEX LNG Ltd.	267,060	5,951
*,2	AutoStore Holdings Ltd.	9,705,117	5,811
*,2	Entra ASA	409,388	5,427
	MPC Container Ships ASA	3,095,813	4,900
	Stolt-Nielsen Ltd.	191,974	4,885

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Wilh Wilhelmsen Holding ASA Class A	94,624	4,080
	Bonheur ASA	176,353	4,003
*,1	NEL ASA	14,950,172	3,740
*	Hexagon Composites ASA	1,326,140	2,397
*,1	Grieg Seafood ASA	309,145	2,327
*	BW Energy Ltd.	577,245	1,960
	BW Offshore Ltd.	650,174	1,954
			1,605,380
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,737,092	161,665
	ORLEN SA	5,243,819	119,514
	Powszechny Zaklad Ubezpieczen SA	5,122,273	89,574
	Bank Polska Kasa Opieki SA	1,590,622	81,924
*,2	Dino Polska SA	431,394	63,041
*,2	Allegro.eu SA	6,102,687	58,754
[1]	CD Projekt SA	636,646	49,685
	Santander Bank Polska SA	347,086	47,697
	LPP SA	11,555	47,094
*	KGHM Polska Miedz SA	1,228,535	43,971
	Asseco Poland SA	598,831	33,636
*,1	CCC SA	486,376	27,686
*	mBank SA	118,077	26,138
*	Zabka Group SA	4,182,222	25,137
*	PGE Polska Grupa Energetyczna SA	7,828,666	24,783
*	Tauron Polska Energia SA	9,401,064	21,953
*	Bank Millennium SA	5,503,997	21,868
	Grupa Kety SA	88,043	21,864
	Alior Bank SA	820,479	21,571
	Benefit Systems SA	22,921	20,162
*	KRUK SA	160,090	17,885
	Budimex SA	113,969	17,663
	Orange Polska SA	5,851,442	14,837
[2]	XTB SA	600,393	13,596
*	Enea SA	2,280,806	12,378
*	Bank Handlowy w Warszawie SA	288,539	9,555
[1]	Pepco Group NV	1,420,620	8,553
*	Cyfrowy Polsat SA	1,372,332	6,734
	Warsaw Stock Exchange	247,207	3,530
*,1	Jastrzebska Spolka Weglowa SA	463,503	2,761
*,1	Grupa Azoty SA	396,346	2,577
			1,117,786
Portugal (0.2%)
	EDP SA	26,748,872	116,205
	Galp Energia SGPS SA	3,688,796	67,527
	Banco Comercial Portugues SA Class R	81,983,956	63,868
	Jeronimo Martins SGPS SA	2,464,431	62,394
	EDP Renovaveis SA	2,773,216	31,032
	REN - Redes Energeticas Nacionais SGPS SA	3,411,896	12,163
	Sonae SGPS SA	7,196,224	10,246
	NOS SGPS SA	1,694,110	7,733
	Navigator Co. SA	1,903,372	7,151
	CTT-Correios de Portugal SA	712,170	6,338
[1]	Corticeira Amorim SGPS SA	372,401	3,475
[1]	Mota-Engil SGPS SA	739,143	3,349
[1]	Altri SGPS SA	565,014	3,245
	Semapa-Sociedade de Investimento e Gestao	129,788	2,553
			397,279
Singapore (1.1%)
	DBS Group Holdings Ltd.	18,137,351	640,286
	Oversea-Chinese Banking Corp. Ltd.	29,318,431	375,960
	United Overseas Bank Ltd.	11,110,649	314,472
	Singapore Telecommunications Ltd.	64,596,993	194,746
	CapitaLand Integrated Commercial Trust	51,162,090	87,363
	Singapore Exchange Ltd.	7,310,269	85,598
	Singapore Technologies Engineering Ltd.	13,464,480	82,560
	Keppel Ltd.	12,624,427	73,721
[1]	Singapore Airlines Ltd.	12,292,653	67,422
	CapitaLand Ascendas REIT	31,800,228	67,103
	Sembcorp Industries Ltd.	7,952,813	42,843

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Capitaland Investment Ltd.	20,286,173	42,290
	Wilmar International Ltd.	16,007,900	36,134
[1]	Seatrium Ltd.	18,691,350	29,537
	Mapletree Industrial Trust	18,355,149	29,462
	Keppel DC REIT	16,044,219	29,410
	Genting Singapore Ltd.	51,405,128	28,912
	Mapletree Logistics Trust	30,131,602	28,010
	Thai Beverage PCL	65,274,500	23,626
	ComfortDelGro Corp. Ltd.	18,836,059	21,186
	Venture Corp. Ltd.	2,340,436	21,003
	UOL Group Ltd.	4,180,758	20,341
	Frasers Centrepoint Trust	11,263,986	20,230
	Mapletree Pan Asia Commercial Trust	20,363,382	20,211
	SATS Ltd.	7,976,903	19,079
	NetLink NBN Trust	25,812,444	17,858
	Suntec REIT	18,945,881	16,861
	Frasers Logistics & Commercial Trust	25,040,234	16,848
	CapitaLand Ascott Trust	22,686,986	15,771
	City Developments Ltd.	3,671,589	14,989
	Keppel REIT	21,073,372	14,671
	Parkway Life REIT	3,904,166	12,600
	ESR-REIT	6,272,405	12,147
	Keppel Infrastructure Trust	36,323,781	11,434
	Golden Agri-Resources Ltd.	55,665,832	10,957
[1]	Jardine Cycle & Carriage Ltd.	530,118	10,169
	iFAST Corp. Ltd.	1,910,769	9,919
	Sheng Siong Group Ltd.	5,901,973	8,686
	Hutchison Port Holdings Trust	44,822,924	7,803
	Capitaland India Trust	8,806,594	7,272
	Lendlease Global Commercial REIT	16,023,467	6,558
	Singapore Post Ltd.	13,231,468	6,342
	AIMS APAC REIT	5,522,913	5,733
	CapitaLand China Trust	10,256,448	5,690
	Raffles Medical Group Ltd.	7,150,794	5,597
	Stoneweg Europe Stapled Trust	3,088,926	5,531
	Olam Group Ltd.	7,085,310	5,300
	Starhill Global REIT	12,772,770	5,128
	SIA Engineering Co. Ltd.	2,070,116	5,127
	UMS Integration Ltd.	4,842,392	5,062
	CDL Hospitality Trusts	7,686,512	4,746
	StarHub Ltd.	4,993,774	4,555
	First Resources Ltd.	3,916,232	4,525
	OUE REIT	18,618,235	4,394
	Digital Core REIT Management Pte. Ltd.	7,902,470	4,189
	Far East Hospitality Trust	8,755,159	3,893
*	AEM Holdings Ltd.	2,463,504	2,908
	Riverstone Holdings Ltd.	4,845,573	2,553
	First REIT	10,309,716	2,147
	Bumitama Agri Ltd.	2,741,008	1,649
*	Keppel Pacific Oak US REIT	7,131,557	1,571
	Prime US REIT	8,585,991	1,382
[1]	Nanofilm Technologies International Ltd.	2,549,279	1,294
*	Manulife US REIT	13,166,219	896
*	COSCO Shipping International Singapore Co. Ltd.	8,834,316	848
			2,687,108
South Korea (4.3%)
	Samsung Electronics Co. Ltd. (XKRX)	42,191,662	1,865,783
	SK Hynix Inc.	4,876,622	1,050,822
	KB Financial Group Inc.	3,298,928	271,094
	NAVER Corp.	1,345,057	261,190
*	Doosan Enerbility Co. Ltd.	3,978,799	201,578
	Hyundai Motor Co.	1,234,282	185,337
	Shinhan Financial Group Co. Ltd.	3,936,109	178,451
	Hanwha Aerospace Co. Ltd.	270,193	169,553
	Hana Financial Group Inc.	2,501,595	159,347
	Celltrion Inc.	1,331,739	157,145
	Kia Corp.	2,170,945	155,341
	POSCO Holdings Inc.	636,882	122,693
	Kakao Corp.	2,762,253	122,529

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Samsung Biologics Co. Ltd.	164,086	120,409
	Hyundai Mobis Co. Ltd.	530,333	112,509
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	403,305	108,909
*	SK Square Co. Ltd.	806,585	108,412
	Woori Financial Group Inc.	6,085,956	101,266
*,1	Alteogen Inc.	354,682	97,725
	Hyundai Rotem Co. Ltd.	652,574	94,699
	Samsung Fire & Marine Insurance Co. Ltd.	279,256	89,540
	KT&G Corp.	926,354	87,435
*,1	LG Energy Solution Ltd.	371,767	81,619
	Samsung C&T Corp.	679,243	80,954
	HD Hyundai Electric Co. Ltd.	197,922	74,198
	Samsung SDI Co. Ltd. (XKRX)	553,563	70,679
*	Samsung Heavy Industries Co. Ltd.	5,704,788	70,545
*,1	Krafton Inc.	249,786	67,065
	Korea Electric Power Corp.	2,311,513	66,796
	Samsung Life Insurance Co. Ltd.	705,778	66,460
	LG Chem Ltd. (XKRX)	415,573	64,904
	SK Inc.	419,793	63,408
[1]	Hyundai Heavy Industries Co. Ltd.	197,781	62,427
	Meritz Financial Group Inc.	679,708	56,544
*	Hanwha Ocean Co. Ltd.	894,264	52,382
	LG Electronics Inc. (XKRX)	953,141	51,980
[1]	SK Innovation Co. Ltd.	559,921	50,754
	Samsung Electro-Mechanics Co. Ltd.	495,132	49,194
	LG Corp.	776,728	45,700
[1]	HYBE Co. Ltd.	196,652	44,961
	Samsung SDS Co. Ltd.	354,283	44,407
[1]	HMM Co. Ltd.	2,609,357	43,506
	Korea Aerospace Industries Ltd.	633,676	42,081
*,1	HLB Inc.	1,068,723	38,727
	LIG Nex1 Co. Ltd.	96,204	38,447
[1]	Korea Investment Holdings Co. Ltd.	368,432	38,020
	Yuhan Corp.	493,080	37,977
	Hyundai Engineering & Construction Co. Ltd.	652,257	37,872
	Samyang Foods Co. Ltd.	36,635	37,823
	KakaoBank Corp.	1,702,571	37,730
[1]	DB Insurance Co. Ltd.	393,201	35,881
	HD Hyundai Co. Ltd.	372,535	35,696
	Coway Co. Ltd.	479,488	34,263
	Hyundai Glovis Co. Ltd.	334,469	33,300
	Korea Zinc Co. Ltd.	53,468	32,346
	HD Hyundai Mipo	204,475	31,851
	Industrial Bank of Korea	2,276,877	30,752
	Samsung Securities Co. Ltd.	560,987	30,511
	LS Electric Co. Ltd.	137,307	30,351
[1]	Doosan Co. Ltd.	62,039	30,030
[1]	Ecopro Co. Ltd.	899,354	29,971
[1]	Hanmi Semiconductor Co. Ltd.	378,294	28,410
	Hyosung Heavy Industries Corp.	42,972	28,301
[1]	Hanwha Systems Co. Ltd.	653,159	28,019
[1]	Korean Air Lines Co. Ltd.	1,649,758	27,870
[1]	Mirae Asset Securities Co. Ltd.	1,751,497	27,761
*,1	Peptron Inc.	191,551	26,627
[1]	Amorepacific Corp.	259,371	26,231
*	APR Corp.	217,714	24,844
*,1	POSCO Future M Co. Ltd.	259,079	24,180
*,1	Ecopro BM Co. Ltd.	321,457	23,870
[1]	Hanjin Kal Corp.	269,050	23,401
	LS Corp.	153,248	22,310
	Samsung E&A Co. Ltd.	1,360,842	22,217
	Hanwha Solutions Corp.	945,440	22,065
	BNK Financial Group Inc.	2,280,723	20,992
	PharmaResearch Co. Ltd.	57,294	20,882
	LG Uplus Corp.	1,874,337	19,844
[1]	LG H&H Co. Ltd. (XKRX)	82,634	19,522
*,1	LigaChem Biosciences Inc.	228,473	19,423
[1]	KIWOOM Securities Co. Ltd.	112,093	18,959
	Doosan Bobcat Inc.	431,470	18,546
[1]	HD Hyundai Marine Solution Co. Ltd.	122,035	18,502

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hankook Tire & Technology Co. Ltd.	624,434	18,345
	IsuPetasys Co. Ltd.	461,373	17,862
*	LG Display Co. Ltd.	2,643,854	17,535
	NCSoft Corp.	114,575	17,501
	NH Investment & Securities Co. Ltd.	1,179,048	17,436
	Hanwha Corp. (XKRX)	249,243	17,372
*,1	SK Biopharmaceuticals Co. Ltd.	250,167	17,036
	LEENO Industrial Inc.	443,535	16,677
	Hyundai Steel Co.	755,015	16,366
[1]	S-Oil Corp.	367,404	16,291
	Orion Corp.	199,356	16,041
	Posco International Corp.	414,328	15,210
[1]	Cosmax Inc.	73,576	15,188
	JB Financial Group Co. Ltd.	998,549	15,176
*	ABLBio Inc.	304,764	15,165
*,1	Rainbow Robotics	72,257	14,965
*,1	Kakaopay Corp.	255,068	14,492
	Poongsan Corp.	151,836	14,468
*	Hugel Inc.	49,491	14,179
[1]	Sam Chun Dang Pharm Co. Ltd.	129,931	14,130
[1]	CJ Corp.	117,277	13,925
[1]	LG Innotek Co. Ltd.	125,500	13,665
	Kangwon Land Inc.	1,009,068	13,660
	GS Holdings Corp.	394,900	13,619
	JYP Entertainment Corp.	247,021	13,578
*,1	SKC Co. Ltd.	165,437	13,461
[1]	KEPCO Engineering & Construction Co. Inc.	165,600	12,769
[1]	CJ CheilJedang Corp. (XKRX)	69,151	12,723
*,1	Silicon2 Co. Ltd.	277,490	12,615
*,1	Taihan Electric Wire Co. Ltd.	967,207	12,311
	iM Financial Group Co. Ltd.	1,308,230	12,150
[1]	Hanmi Pharm Co. Ltd.	55,298	11,711
	Hyundai Elevator Co. Ltd.	183,184	11,648
*,1	GemVax & Kael Co. Ltd.	253,641	11,525
*,1	Hanwha Vision Co. Ltd.	304,131	11,278
	Kumho Petrochemical Co. Ltd.	135,784	11,274
*,1	Hotel Shilla Co. Ltd.	281,530	10,761
	E-MART Inc.	169,133	10,693
[1]	HD Hyundai Infracore Co. Ltd.	1,134,850	10,601
[2]	Netmarble Corp.	231,020	10,599
	SM Entertainment Co. Ltd.	99,232	10,350
[1]	Hansol Chemical Co. Ltd.	80,295	10,197
*	Hanwha Engine	481,112	10,114
*	Hyundai Marine & Fire Insurance Co. Ltd.	513,495	10,060
	DL E&C Co. Ltd.	257,495	9,852
	Kolmar Korea Co. Ltd.	130,060	9,590
*,1	Naturecell Co. Ltd.	464,045	9,571
	DB HiTek Co. Ltd.	274,702	9,514
	Cheil Worldwide Inc.	634,947	9,417
[1]	Eo Technics Co. Ltd.	75,212	9,333
	Korean Reinsurance Co.	1,225,723	9,302
	Park Systems Corp.	42,148	8,877
	GS Engineering & Construction Corp.	577,885	8,865
	Misto Holdings Corp.	332,880	8,796
	S-1 Corp.	172,110	8,723
[1]	KCC Corp.	37,765	8,712
*,1	Lunit Inc.	204,047	8,680
[1]	Youngone Corp.	183,136	8,558
[1]	KEPCO Plant Service & Engineering Co. Ltd.	190,654	8,482
*,1	Pearl Abyss Corp.	270,696	8,464
*,1	Doosan Robotics Inc.	173,054	8,457
[1]	Classys Inc.	179,308	8,311
*,1	SK Bioscience Co. Ltd.	233,035	8,227
[1]	Posco DX Co. Ltd.	473,571	8,201
*,1	L&F Co. Ltd.	222,854	8,111
[1]	NongShim Co. Ltd.	27,829	8,089
[1]	Douzone Bizon Co. Ltd.	160,891	8,036
	Samsung Card Co. Ltd.	215,303	7,869
*,1	Voronoi Inc.	96,558	7,802
	Shinsegae Inc.	55,418	7,718

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	HPSP Co. Ltd.	376,433	7,706
[1]	Hyundai Autoever Corp.	60,524	7,626
*,1	Ecopro Materials Co. Ltd.	224,883	7,527
[1]	CS Wind Corp.	215,084	7,462
[1]	YG Entertainment Inc.	104,960	7,401
[1]	Shinsung Delta Tech Co. Ltd.	142,842	7,299
[1]	F&F Co. Ltd.	123,910	7,230
	Korea Gas Corp.	228,975	7,050
	HL Mando Co. Ltd.	290,083	7,039
	Lotte Chemical Corp.	157,110	6,831
[1]	TechWing Inc.	276,675	6,815
[1]	Dongjin Semichem Co. Ltd.	281,766	6,806
[1]	BGF retail Co. Ltd.	74,283	6,653
	Hyundai Department Store Co. Ltd.	118,384	6,623
	Seegene Inc.	269,320	6,603
*,1	Oscotec Inc.	308,454	6,525
	OCI Holdings Co. Ltd.	118,890	6,411
*,1	Celltrion Pharm Inc.	171,677	6,304
*,1	Enchem Co. Ltd.	152,310	6,279
	Medytox Inc.	47,463	6,239
[1]	ST Pharm Co. Ltd.	108,451	6,177
*	Hanwha Life Insurance Co. Ltd.	2,519,764	6,142
*,1	Doosan Fuel Cell Co. Ltd.	359,975	5,977
	Pan Ocean Co. Ltd.	2,128,048	5,848
	Dongsuh Cos. Inc.	277,912	5,835
[1]	Hanmi Science Co. Ltd.	174,789	5,794
[1]	Jusung Engineering Co. Ltd.	246,870	5,665
*,1	ISU Specialty Chemical	180,745	5,659
	Lotte Shopping Co. Ltd.	102,080	5,605
*	Daewoo Engineering & Construction Co. Ltd.	1,798,601	5,569
	Han Kuk Carbon Co. Ltd.	285,040	5,481
[1]	Koh Young Technology Inc.	460,918	5,464
[1]	WONIK IPS Co. Ltd.	278,996	5,443
	Kolon Industries Inc.	165,800	5,396
	LX International Corp.	234,193	5,394
	Daou Technology Inc.	209,967	5,324
*,1	Mezzion Pharma Co. Ltd.	188,612	5,306
*,1	CosmoAM&T Co. Ltd.	210,145	5,255
	HDC Hyundai Development Co-Engineering & Construction	311,796	5,178
*,1	VT Co. Ltd.	198,037	5,164
[1]	Hyundai Construction Equipment Co. Ltd.	91,843	5,160
	Amorepacific Holdings Corp.	217,190	5,099
	CJ Logistics Corp.	78,858	5,095
[1]	Lotte Corp.	246,452	5,074
[1]	Daejoo Electronic Materials Co. Ltd.	95,835	5,064
[1]	SK REITs Co. Ltd.	1,479,825	5,064
*	Hanall Biopharma Co. Ltd.	281,770	5,052
*	CJ ENM Co. Ltd.	89,112	4,944
*,1	Hanwha Investment & Securities Co. Ltd.	996,619	4,873
[1]	Youngone Holdings Co. Ltd.	47,337	4,868
	Soulbrain Co. Ltd.	36,630	4,864
*,1,2	SK IE Technology Co. Ltd.	244,202	4,852
*,1	Lotte Tour Development Co. Ltd.	366,741	4,820
	Green Cross Corp.	50,801	4,744
	Hyundai Wia Corp.	139,956	4,738
	Pharmicell Co. Ltd.	480,478	4,714
[1]	SK Chemicals Co. Ltd.	87,251	4,653
*,1	Kakao Games Corp.	327,074	4,624
	LX Semicon Co. Ltd.	96,490	4,614
*,1	Wemade Co. Ltd.	179,608	4,545
[1]	Paradise Co. Ltd.	399,872	4,524
	Daewoong Pharmaceutical Co. Ltd.	41,937	4,472
*	Kumho Tire Co. Inc.	1,327,311	4,421
[1]	HK inno N Corp.	135,950	4,302
	Hite Jinro Co. Ltd.	281,727	4,296
*,1	Seojin System Co. Ltd.	274,571	4,294
*,1	Cafe24 Corp.	119,243	4,262
	HDC Holdings Co. Ltd.	243,313	4,232
*,1	SOLUM Co. Ltd.	359,502	4,229
	SK Gas Ltd.	22,022	4,210

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyosung TNC Corp.	22,760	4,205
*,1	SHIFT UP Corp.	115,880	4,187
	Soop Co. Ltd.	62,075	4,185
*,1	Chabiotech Co. Ltd.	515,745	4,103
*,1	Ananti Inc.	532,359	4,091
[1]	S&S Tech Corp.	136,665	4,056
[1]	People & Technology Inc.	176,018	4,025
	Chong Kun Dang Pharmaceutical Corp.	65,180	3,994
	DoubleUGames Co. Ltd.	93,993	3,969
*,1	Studio Dragon Corp.	103,510	3,932
[1]	Daishin Securities Co. Ltd.	217,239	3,927
	ISC Co. Ltd.	88,864	3,921
[1]	Shinhan Alpha REIT Co. Ltd.	932,380	3,896
	GS Retail Co. Ltd.	309,931	3,814
*,1	Synopex Inc.	683,603	3,794
	Eugene Technology Co. Ltd.	131,056	3,787
	Hana Tour Service Inc.	93,328	3,782
	DI Dong Il Corp.	130,722	3,748
	Daeduck Electronics Co. Ltd.	279,493	3,581
	LOTTE Fine Chemical Co. Ltd.	122,347	3,567
*,1	Lotte Energy Materials Corp.	217,049	3,513
	Otoki Corp.	12,042	3,510
[1]	Hancom Inc.	155,167	3,502
	Hyosung Corp.	60,981	3,442
	NICE Information Service Co. Ltd.	283,928	3,432
	HS Hyosung Advanced Materials Corp.	22,210	3,422
[1]	SIMMTECH Co. Ltd.	191,972	3,421
*,1	SK oceanplant Co. Ltd.	241,280	3,409
[1]	Tokai Carbon Korea Co. Ltd.	42,316	3,362
*,1	Shin Poong Pharmaceutical Co. Ltd.	295,241	3,349
	LOTTE REIT Co. Ltd.	1,205,255	3,347
[1]	Sung Kwang Bend Co. Ltd.	149,568	3,297
[1]	Hana Micron Inc.	372,531	3,287
	SK Discovery Co. Ltd.	74,488	3,238
[1]	Caregen Co. Ltd.	128,048	3,237
	DL Holdings Co. Ltd.	94,958	3,211
*,1	Hanon Systems	1,386,361	3,178
*	HLB Life Science Co. Ltd.	867,426	3,173
*,1	Duk San Neolux Co. Ltd.	120,663	3,172
	SL Corp.	136,688	3,156
	ESR Kendall Square REIT Co. Ltd.	1,007,813	3,136
[1]	Cheryong Electric Co. Ltd.	96,738	3,119
	Advanced Nano Products Co. Ltd.	82,218	3,048
[1]	Orion Holdings Corp.	182,554	2,969
*,1	Binex Co. Ltd.	247,970	2,952
*,1	Fadu Inc.	290,872	2,911
	Grand Korea Leisure Co. Ltd.	259,238	2,903
	Lotte Rental Co. Ltd.	114,257	2,898
	RFHIC Corp.	143,279	2,885
[1]	Binggrae Co. Ltd.	45,318	2,846
[1]	Lake Materials Co. Ltd.	318,306	2,843
[1]	L&C Bio Co. Ltd.	137,677	2,823
	NHN Corp.	128,990	2,803
	Harim Holdings Co. Ltd.	390,083	2,764
	Daewoong Co. Ltd.	161,444	2,749
	JR Global REIT	1,428,300	2,740
	Innocean Worldwide Inc.	185,190	2,719
[1]	Hankook & Co. Co. Ltd.	189,935	2,697
	DongKook Pharmaceutical Co. Ltd.	210,088	2,697
*	CJ CGV Co. Ltd.	712,985	2,675
	Daesang Corp.	163,911	2,653
[1]	Intellian Technologies Inc.	71,537	2,646
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,621
	Sebang Global Battery Co. Ltd.	50,845	2,576
*,1	KMW Co. Ltd.	267,910	2,565
	Humedix Co. Ltd.	60,670	2,555
	SNT Motiv Co. Ltd.	110,200	2,554
	SK Networks Co. Ltd.	768,282	2,545
	Korea Electric Terminal Co. Ltd.	52,670	2,539
*,1	Hyundai Bioscience Co. Ltd.	388,041	2,538

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Asiana Airlines Inc.	353,150	2,528
[1]	Ahnlab Inc.	49,686	2,513
[1]	Ecopro HN Co. Ltd.	135,936	2,475
	TKG Huchems Co. Ltd.	198,625	2,469
	LX Holdings Corp.	347,614	2,468
	NEXTIN Inc.	65,886	2,465
	Green Cross Holdings Corp.	206,533	2,454
*,1	Cosmochemical Co. Ltd.	224,296	2,449
[1]	Seah Besteel Holdings Corp.	100,709	2,448
	PSK Inc.	170,794	2,445
[1]	Solid Inc.	455,060	2,422
	SD Biosensor Inc.	312,636	2,417
*,1	Daea TI Co. Ltd.	593,068	2,329
[1]	Taekwang Industrial Co. Ltd.	3,209	2,326
[1]	Dentium Co. Ltd.	50,645	2,311
*,1	Creative & Innovative System	448,973	2,305
*,1	HLB Therapeutics Co. Ltd.	642,168	2,266
	Dong-A Socio Holdings Co. Ltd.	26,943	2,234
	Mcnex Co. Ltd.	110,295	2,214
*	Hanwha General Insurance Co. Ltd.	512,421	2,182
*,1	Danal Co. Ltd.	518,938	2,177
*	Eubiologics Co. Ltd.	241,380	2,163
	Youlchon Chemical Co. Ltd.	94,176	2,151
	ENF Technology Co. Ltd.	74,801	2,136
	Hanssem Co. Ltd.	62,006	2,116
	Yuanta Securities Korea Co. Ltd.	765,592	2,095
[1]	HAESUNG DS Co. Ltd.	99,498	2,065
[1]	IS Dongseo Co. Ltd.	132,092	2,056
	Samyang Holdings Corp.	31,797	2,054
[1]	Hanil Cement Co. Ltd.	148,258	2,039
[1]	TES Co. Ltd.	108,066	2,022
	Unid Co. Ltd.	29,949	2,021
	MegaStudyEdu Co. Ltd.	54,395	2,017
	Com2uSCorp	65,520	2,008
	i-SENS Inc.	151,934	2,001
*,1	LS Materials Ltd.	244,926	1,991
[1]	Doosan Tesna Inc.	102,374	1,980
	TK Corp.	126,215	1,970
	Hyundai GF Holdings	292,102	1,937
*,1	Nexon Games Co. Ltd.	188,568	1,937
*	Neowiz	103,875	1,936
	Korea Petrochemical Ind Co. Ltd.	31,056	1,928
	BH Co. Ltd.	211,293	1,916
*	Bioneer Corp.	179,812	1,916
*,1	BNC Korea Co. Ltd.	501,052	1,913
[1]	SFA Engineering Corp.	109,171	1,901
	JW Pharmaceutical Corp.	114,506	1,898
*	Foosung Co. Ltd.	538,995	1,886
	Hyundai Home Shopping Network Corp.	45,007	1,884
[1]	GOLFZON Co. Ltd.	37,954	1,878
*	GS P&L Co. Ltd.	70,026	1,868
	Hyundai Green Food	144,039	1,851
	Innox Advanced Materials Co. Ltd.	110,073	1,842
	Dongkuk Steel Mill Co. Ltd.	261,947	1,820
	KCC Glass Corp.	74,109	1,808
[1]	Solus Advanced Materials Co. Ltd.	299,227	1,794
*,1	Sungeel Hitech Co. Ltd.	72,627	1,783
	Lotte Wellfood Co. Ltd.	20,027	1,713
[1]	Sungwoo Hitech Co. Ltd.	401,454	1,711
[1]	TCC Steel	143,905	1,711
[1]	SK Securities Co. Ltd.	3,375,527	1,699
	Hankook Shell Oil Co. Ltd.	5,336	1,692
*,1	Seoul Semiconductor Co. Ltd.	328,173	1,686
*,1	Yungjin Pharmaceutical Co. Ltd.	1,027,982	1,685
[1]	Seobu T&D	257,981	1,683
*,1	SFA Semicon Co. Ltd.	712,331	1,658
[1]	Samchully Co. Ltd.	16,920	1,640
*,1	Dawonsys Co. Ltd.	253,095	1,638
	InBody Co. Ltd.	92,713	1,636
*	Il Dong Pharmaceutical Co. Ltd.	175,170	1,629

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Korea Line Corp.	1,346,900	1,623
[1]	Dongwon Industries Co. Ltd.	45,747	1,601
*,1	CMG Pharmaceutical Co. Ltd.	1,087,040	1,599
[1]	Ilyang Pharmaceutical Co. Ltd.	157,559	1,598
[1]	OCI Co. Ltd.	39,002	1,598
[1]	Huons Global Co. Ltd.	47,887	1,575
*	Jeju Air Co. Ltd.	301,304	1,574
	HL Holdings Corp.	52,319	1,569
	E1 Corp.	26,586	1,554
	Partron Co. Ltd.	329,590	1,554
[1]	KC Tech Co. Ltd.	79,055	1,544
	Dongwon F&B Co. Ltd.	49,585	1,541
	Huons Co. Ltd.	71,974	1,478
[1]	NHN KCP Corp.	181,462	1,473
	PI Advanced Materials Co. Ltd.	110,291	1,461
*	Komipharm International Co. Ltd.	357,687	1,452
[1]	Posco M-Tech Co. Ltd.	168,706	1,431
*	Tongyang Life Insurance Co. Ltd.	284,498	1,428
	Dong-A ST Co. Ltd.	40,546	1,415
	LF Corp.	105,513	1,415
*,1	UniTest Inc.	173,058	1,408
	Boryung	229,689	1,399
*,1	Shinsung E&G Co. Ltd.	1,285,227	1,394
[1]	Soulbrain Holdings Co. Ltd.	46,034	1,386
	Samyang Corp.	36,285	1,385
	Handsome Co. Ltd.	110,768	1,382
	Advanced Process Systems Corp.	108,077	1,360
*,1	GeneOne Life Science Inc.	715,058	1,360
	Myoung Shin Industrial Co. Ltd.	223,623	1,354
	Young Poong Corp.	42,530	1,353
	Nexen Tire Corp.	297,132	1,342
*,1	GC Cell Corp.	89,453	1,337
	Samwha Capacitor Co. Ltd.	69,574	1,336
	INTOPS Co. Ltd.	109,475	1,334
	Zinus Inc.	105,997	1,334
	Eugene Investment & Securities Co. Ltd.	501,710	1,330
	Songwon Industrial Co. Ltd.	144,625	1,328
	KISWIRE Ltd.	97,786	1,294
	Kwang Dong Pharmaceutical Co. Ltd.	292,925	1,282
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	178,213	1,266
	Hyundai Corp.	58,136	1,247
	Korea United Pharm Inc.	81,118	1,226
	Modetour Network Inc.	132,995	1,212
*,1	DIO Corp.	89,992	1,198
*,1	Amicogen Inc.	446,070	1,188
	NICE Holdings Co. Ltd.	126,490	1,184
	Webzen Inc.	108,326	1,176
	Hanjin Transportation Co. Ltd.	77,387	1,135
	Namyang Dairy Products Co. Ltd.	23,498	1,119
	HS Industries Co. Ltd.	319,410	1,106
	LX Hausys Ltd.	49,055	1,102
	iMarketKorea Inc.	174,811	1,071
*,3	Kum Yang Co. Ltd.	141,250	1,036
*,1	Bukwang Pharmaceutical Co. Ltd.	377,885	1,029
*,1	Humasis Co. Ltd.	945,724	1,006
	KH Vatec Co. Ltd.	127,475	991
*	Chunbo Co. Ltd.	32,978	975
*,1	W Scope Chungju Plant Co. Ltd.	179,983	966
	Korea Asset In Trust Co. Ltd.	510,913	954
	Hansol Paper Co. Ltd.	143,490	930
*,1	Genexine Inc.	264,221	926
*,1	Joongang Advanced Materials Co. Ltd.	599,449	918
	Hansae Co. Ltd.	117,497	907
	Sam-A Aluminum Co. Ltd.	67,066	873
[1]	Vieworks Co. Ltd.	52,535	851
*	HLB Global Co. Ltd.	412,006	800
*	CrystalGenomics Invites Co. Ltd.	584,877	784
*,3	NKMax Co. Ltd.	512,594	767
	KC Co. Ltd.	38,503	673
	Chongkundang Holdings Corp.	17,245	653

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Namsun Aluminum Co. Ltd.	723,447	646
	iNtRON Biotechnology Inc.	214,443	576
	Daol Investment & Securities Co. Ltd.	217,126	575
*	Samsung Pharmaceutical Co. Ltd.	407,263	517
	Daehan Flour Mill Co. Ltd.	4,581	507
	Korea Real Estate Investment & Trust Co. Ltd.	507,017	459
*	Insun ENT Co. Ltd.	109,788	443
*,3	Hyosung Chemical Corp.	15,220	439
*	AbClon Inc.	43,598	342
	KISCO Corp.	39,707	264
*	Helixmith Co. Ltd.	108,735	242
*	Enzychem Lifesciences Corp.	209,351	164
	Toptec Co. Ltd.	31,335	95
	Gradiant Corp.	8,609	91
*,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	49
			9,893,051
Spain (2.7%)
	Banco Santander SA	136,037,150	1,126,507
	Iberdrola SA (XMAD)	56,786,630	1,092,463
	Banco Bilbao Vizcaya Argentaria SA	51,040,818	785,940
	Industria de Diseno Textil SA	9,961,641	519,667
	Amadeus IT Group SA	3,933,103	332,281
	CaixaBank SA	32,840,505	284,557
	Ferrovial SE	4,238,933	226,116
*,2	Cellnex Telecom SA	5,077,115	197,694
	Telefonica SA	36,910,038	194,261
[2]	Aena SME SA	6,258,990	167,076
	Banco de Sabadell SA	48,337,212	153,884
	Repsol SA	10,285,322	150,437
	ACS Actividades de Construccion y Servicios SA	1,604,671	111,537
	Endesa SA	2,831,038	89,701
	Redeia Corp. SA	3,694,468	79,053
	Bankinter SA	5,614,342	73,292
	Merlin Properties Socimi SA	3,351,529	44,186
	Acciona SA	212,610	38,347
[1]	Naturgy Energy Group SA	1,100,186	35,018
	Mapfre SA	8,349,405	34,201
[1]	Indra Sistemas SA	782,246	33,939
	Enagas SA	1,986,090	33,441
*	Grifols SA	2,560,342	31,241
	Viscofan SA	391,306	27,835
	Acerinox SA	2,086,650	26,641
	Puig Brands SA Class B	1,303,467	25,770
[2]	Unicaja Banco SA	10,167,582	24,015
	Vidrala SA (XMAD)	194,139	22,559
	Fluidra SA	894,920	22,436
	Inmobiliaria Colonial Socimi SA	3,150,163	22,421
	Sacyr SA (XMAD)	4,676,843	19,117
	Logista Integral SA	539,091	17,663
	CIE Automotive SA	495,788	14,278
	Laboratorios Farmaceuticos Rovi SA	172,085	11,106
[1]	Corp. ACCIONA Energias Renovables SA	478,944	11,084
*	Pharma Mar SA	112,709	10,586
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,084,087	9,708
*	Tecnicas Reunidas SA	389,490	8,995
	Construcciones y Auxiliar de Ferrocarriles SA	159,441	8,776
	Almirall SA	691,663	8,677
[1]	Elecnor SA	336,292	8,589
*,1	Solaria Energia y Medio Ambiente SA	683,727	7,933
	Melia Hotels International SA	917,717	7,703
[2]	Neinor Homes SA	291,701	5,708
	Atresmedia Corp. de Medios de Comunicacion SA	780,747	4,756
[2]	Gestamp Automocion SA	1,276,026	4,407
[1]	Ence Energia y Celulosa SA	1,066,518	3,650
[2]	Global Dominion Access SA	864,847	3,196
	Prosegur Cia de Seguridad SA	912,840	3,137
[2]	Prosegur Cash SA	2,707,675	2,604
*	Distribuidora Internacional de Alimentacion SA	79,303	2,504
			6,180,693

Developed Markets Index Fund
		Shares	Market Value• ($000)
Sweden (2.9%)
	Investor AB Class B	15,124,291	448,184
	Volvo AB Class B	13,693,291	385,296
	Atlas Copco AB Class A	22,852,247	369,429
	Assa Abloy AB Class B	8,757,712	273,798
	Skandinaviska Enskilda Banken AB Class A	14,070,961	245,264
	Sandvik AB	9,275,546	212,988
	Telefonaktiebolaget LM Ericsson Class B	24,597,962	210,197
	Swedbank AB Class A	7,298,471	193,310
	Atlas Copco AB Class B	13,509,759	192,279
	Hexagon AB Class B	18,573,924	187,218
	Saab AB Class B	3,233,951	180,821
	EQT AB	5,163,110	173,202
	Svenska Handelsbanken AB Class A	12,571,971	168,304
	Investor AB Class A (XSTO)	5,064,506	150,252
	Essity AB Class B	5,307,363	146,955
	Epiroc AB Class A	5,526,737	120,261
	Alfa Laval AB	2,446,454	103,041
[2]	Evolution AB	1,245,332	98,908
	Lifco AB Class B	1,981,798	80,316
*	Boliden AB	2,513,805	78,555
	Telia Co. AB	20,639,821	74,238
	Tele2 AB Class B	4,893,603	71,434
	Skanska AB Class B	2,983,688	69,504
	AddTech AB Class B	2,030,770	69,232
	Svenska Cellulosa AB SCA Class B	5,317,932	69,148
	SKF AB Class B	3,004,519	69,015
	Epiroc AB Class B	3,549,580	68,054
	Trelleborg AB Class B	1,805,282	67,249
	Indutrade AB	2,405,568	65,684
	Securitas AB Class B	4,271,409	63,953
[1]	H & M Hennes & Mauritz AB Class B	4,378,775	61,671
	Volvo AB Class A	2,117,513	59,687
	Beijer Ref AB	3,734,508	58,934
	Nibe Industrier AB Class B	13,080,943	55,851
*	Swedish Orphan Biovitrum AB	1,656,666	50,421
	Nordnet AB publ	1,782,246	48,445
	Castellum AB	3,626,830	47,730
	Industrivarden AB Class A	1,309,742	47,614
*	Fastighets AB Balder Class B	6,125,449	45,661
	Sectra AB Class B	1,165,900	43,220
	Sagax AB Class B	1,855,977	42,528
	AAK AB	1,616,456	42,472
	Lagercrantz Group AB Class B	1,695,133	40,803
	Industrivarden AB Class C	1,102,982	39,941
	Getinge AB Class B	1,982,088	39,822
	Avanza Bank Holding AB	1,171,846	39,763
	L E Lundbergforetagen AB Class B	661,945	33,043
	Investment AB Latour Class B	1,233,167	32,525
	Sweco AB Class B	1,811,454	31,449
	Holmen AB Class B	781,642	30,962
	SSAB AB Class B	5,091,088	30,135
	Mycronic AB	1,355,135	28,950
	Axfood AB	958,367	28,333
[2]	Thule Group AB	955,891	27,533
	Loomis AB	621,366	26,123
	Wihlborgs Fastigheter AB	2,383,098	25,813
	Hemnet Group AB	754,500	22,153
	Hexpol AB	2,282,602	22,081
*	Camurus AB	315,578	20,282
	Betsson AB Class B	953,041	20,179
	Billerud Aktiebolag	1,939,575	20,096
	AddLife AB Class B	1,001,561	19,989
*	Kinnevik AB Class B	2,176,908	19,289
	Catena AB	370,317	18,905
[2]	Bravida Holding AB	1,803,504	18,174
*	Asmodee Group AB Class B	1,366,188	18,145
	Truecaller AB Class B	2,468,884	17,502
[2]	Munters Group AB	1,164,064	17,060
	Fabege AB	1,880,466	16,831

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Sinch AB	5,670,765	16,468
	Wallenstam AB Class B	3,187,144	16,290
	Pandox AB	915,692	16,145
	Husqvarna AB Class B	3,025,271	15,947
	Elekta AB Class B	3,086,047	15,920
	Storskogen Group AB Class B	12,785,881	15,337
	Vitec Software Group AB Class B	298,252	15,081
*	Embracer Group AB	1,296,945	14,804
	Bure Equity AB	489,861	14,779
*,2	BoneSupport Holding AB	477,758	14,166
	Nyfosa AB	1,412,156	14,104
	Electrolux Professional AB Class B	1,962,685	13,918
	AFRY AB	812,480	13,601
	Alleima AB	1,719,337	13,583
*	Electrolux AB Class B	1,909,601	13,580
	SSAB AB Class A	2,246,304	13,518
	NCC AB Class B	716,440	13,407
	Lindab International AB	639,326	13,276
	AddNode Group AB	1,104,937	12,977
[1]	Svenska Handelsbanken AB Class B	603,009	12,640
*	HMS Networks AB	285,301	12,491
	Hufvudstaden AB Class A	944,184	12,341
	INVISIO AB	323,593	12,216
	Cibus Nordic Real Estate AB publ	618,540	12,212
[2]	Dometic Group AB	2,876,603	12,062
	Peab AB Class B	1,459,346	11,948
	Granges AB	914,088	11,735
[2]	Scandic Hotels Group AB	1,335,564	11,647
*	Modern Times Group MTG AB Class B	873,978	11,076
	Medicover AB Class B	411,151	10,989
	Clas Ohlson AB Class B	321,026	10,983
	Mips AB	234,360	10,982
	Bufab AB	1,178,540	10,943
	Nolato AB Class B	1,678,551	10,285
*,1	Volvo Car AB Class B	5,603,638	10,266
	Vitrolife AB	667,588	9,898
	Biotage AB	589,422	8,938
	JM AB	538,702	8,650
[1]	Fortnox AB	878,475	8,541
	NP3 Fastigheter AB	289,159	8,272
	Bilia AB Class A	595,828	8,031
*	NCAB Group AB	1,593,267	7,943
	Systemair AB	820,140	7,609
	Ratos AB Class B	1,762,659	7,481
*	Sdiptech AB Class B	321,989	7,259
[2]	Attendo AB	1,059,142	7,115
	Atrium Ljungberg AB Class B	1,957,670	7,013
*,1,2	BioArctic AB	353,798	6,695
	Dios Fastigheter AB	902,547	6,612
	Arjo AB Class B	1,819,260	6,527
*	Xvivo Perfusion AB	212,013	6,348
	SkiStar AB	372,823	6,106
*,1	Samhallsbyggnadsbolaget i Norden AB	9,754,627	5,840
	Cloetta AB Class B	1,619,631	5,832
	Troax Group AB	336,025	5,111
	Instalco AB	1,943,362	5,013
	Sagax AB Class D	1,321,502	4,685
	Platzer Fastigheter Holding AB Class B	541,722	4,579
*,2	Boozt AB	541,041	4,529
*,1	Better Collective A/S	307,143	4,256
*	Hexatronic Group AB	1,606,316	4,228
	Intea Fastigheter AB	506,263	4,161
	MEKO AB	361,514	4,119
	Skandinaviska Enskilda Banken AB Class C	200,011	3,559
	Corem Property Group AB Class B	6,149,188	3,381
	Investment AB Oresund	255,246	3,186
	Volati AB	231,391	2,910
	Fagerhult Group AB	624,782	2,787
*	Stillfront Group AB	3,745,275	2,698
*	Norion Bank AB	472,940	2,543

Developed Markets Index Fund
		Shares	Market Value• ($000)
	NCC AB Class A	58,014	1,084
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	704,495	625
	Svenska Cellulosa AB SCA Class A	6,529	85
			6,682,170
Switzerland (7.4%)
	Nestle SA (Registered)	22,803,467	2,267,265
	Roche Holding AG	6,310,467	2,059,860
	Novartis AG (Registered)	16,833,236	2,043,169
	UBS Group AG (Registered)	28,751,990	976,180
	Cie Financiere Richemont SA Class A (Registered)	4,769,727	902,589
	Zurich Insurance Group AG	1,283,051	897,780
	ABB Ltd. (Registered)	14,168,538	849,104
	Swiss Re AG	2,650,219	458,454
	Lonza Group AG (Registered)	637,295	455,770
	Alcon AG	4,459,644	395,494
	Sika AG (Registered)	1,445,587	393,321
	Givaudan SA (Registered)	69,043	334,826
	Holcim AG	4,493,816	333,707
	Swiss Life Holding AG (Registered)	256,053	259,219
	Partners Group Holding AG	193,945	253,743
	Geberit AG (Registered)	295,733	232,903
*	Amrize Ltd.	4,493,816	224,167
	Sandoz Group AG	3,722,581	204,010
	Galderma Group AG	1,235,801	179,631
	Chocoladefabriken Lindt & Spruengli AG (Registered)	981	163,558
	Swisscom AG (Registered)	228,531	162,277
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,915	150,250
	SGS SA (Registered)	1,458,787	148,119
	Schindler Holding AG (XSWX)	363,443	135,335
	Sonova Holding AG (Registered)	442,884	132,079
	Straumann Holding AG (Registered)	973,258	127,389
	Julius Baer Group Ltd.	1,839,948	124,813
	Logitech International SA (Registered)	1,342,353	121,731
	Swiss Prime Site AG (Registered)	694,397	104,246
[2]	VAT Group AG	242,899	102,924
	Roche Holding AG (Bearer)	283,406	98,492
	Kuehne & Nagel International AG (Registered)	418,255	90,570
	Belimo Holding AG (Registered)	88,431	90,138
	Baloise Holding AG (Registered)	374,227	88,262
	PSP Swiss Property AG (Registered)	408,141	75,349
	Helvetia Holding AG (Registered)	311,166	73,054
	Schindler Holding AG (Registered)	184,159	66,903
	Accelleron Industries AG	843,793	59,461
	Georg Fischer AG (Registered)	705,941	57,778
	Swissquote Group Holding SA (Registered)	96,616	54,911
	SIG Group AG	2,929,739	54,191
[2]	Galenica AG	445,132	48,712
	Flughafen Zurich AG (Registered)	168,338	47,997
	EMS-Chemie Holding AG (Registered)	62,405	47,178
[1]	Adecco Group AG (Registered)	1,444,967	43,057
	Avolta AG	789,142	42,985
[1]	Swatch Group AG (Bearer)	253,831	41,441
	Siegfried Holding AG (Registered)	351,757	39,632
	BKW AG	176,480	38,693
	Temenos AG (Registered)	503,958	36,202
[1]	Barry Callebaut AG (Registered)	31,726	34,679
	Cembra Money Bank AG	260,754	32,801
	Allreal Holding AG (Registered)	130,227	30,588
	Bucher Industries AG (Registered)	58,622	29,137
[1]	Banque Cantonale Vaudoise (Registered)	249,990	28,832
	VZ Holding AG	129,813	28,449
	Sulzer AG (Registered)	153,788	27,792
	Mobimo Holding AG (Registered)	63,244	25,895
	dormakaba Holding AG	27,279	24,944
	DKSH Holding AG	316,972	24,655
	EFG International AG	1,307,815	24,238
	Tecan Group AG (Registered)	113,281	23,183
	Burckhardt Compression Holding AG	27,491	22,856
	Sunrise Communications AG Class A	381,438	21,580

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	140,464	21,394
*	Aryzta AG	208,145	21,255
	SFS Group AG	152,979	21,024
	Inficon Holding AG (Registered)	155,933	20,943
	Comet Holding AG (Registered)	65,888	20,818
	Bachem Holding AG	282,617	20,730
	Clariant AG (Registered)	1,898,410	20,222
	Vontobel Holding AG (Registered)	247,462	20,001
	Emmi AG (Registered)	18,870	18,872
	Kardex Holding AG (Registered)	53,438	18,586
	Ypsomed Holding AG (Registered)	34,378	18,353
[1]	ALSO Holding AG (Registered)	50,284	17,054
	Landis & Gyr Group AG	229,774	16,194
	St. Galler Kantonalbank AG (Registered)	25,250	15,341
	Huber & Suhner AG (Registered)	136,224	15,250
[1]	Swatch Group AG (Registered)	450,237	15,169
[1]	Interroll Holding AG (Registered)	6,043	15,081
	Stadler Rail AG	485,870	11,999
*	ams-OSRAM AG	883,887	11,913
	Bossard Holding AG (Registered) Class A	50,662	11,172
	Daetwyler Holding AG	65,426	9,924
	SKAN Group AG	109,614	9,880
	Implenia AG (Registered)	134,845	9,449
[2]	Medacta Group SA	54,072	9,180
*,2	Sensirion Holding AG	83,794	8,952
	Intershop Holding AG	48,353	8,660
	Forbo Holding AG (Registered)	8,286	8,618
[1]	Softwareone Holding AG	855,793	8,545
*	u-blox Holding AG	65,897	8,279
*,2	Montana Aerospace AG	244,792	8,011
	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,657,834	7,724
	Zehnder Group AG	76,425	6,478
	Bystronic AG	12,948	6,290
*	Basilea Pharmaceutica AG Allschwil (Registered)	105,361	6,251
	Bell Food Group AG (Registered)	17,060	5,372
	COSMO Pharmaceuticals NV	70,262	5,045
	Cie Financiere Tradition SA	16,358	4,497
	Vetropack Holding AG (Registered)	110,086	4,438
	LEM Holding SA (Registered)	4,162	4,380
*,2	Medartis Holding AG	40,991	4,190
[1]	Schweiter Technologies AG	8,687	4,142
*,1	Komax Holding AG (Registered)	32,970	4,028
[1]	Autoneum Holding AG	22,713	3,976
	VP Bank AG Class A	31,499	3,237
[2]	Medmix AG	206,974	3,166
	APG SGA SA	10,552	3,154
	Arbonia AG	458,972	3,076
*,2	PolyPeptide Group AG	113,200	2,878
[1]	Rieter Holding AG (Registered)	24,898	2,134
[1]	Leonteq AG	83,955	2,037
*,1	PIERER Mobility AG	79,518	1,603
			17,297,513
United Kingdom (12.4%)
	HSBC Holdings plc	158,994,982	1,923,232
	Shell plc (XLON)	53,898,164	1,880,481
[1]	AstraZeneca plc	13,510,232	1,880,207
	Unilever plc (XLON)	22,184,528	1,353,837
	Rolls-Royce Holdings plc	76,444,658	1,013,094
	RELX plc	16,579,502	898,570
	British American Tobacco plc	17,437,301	829,079
	BP plc	143,623,895	715,576
	BAE Systems plc	27,097,218	703,250
	GSK plc	36,449,207	694,957
	London Stock Exchange Group plc	4,554,176	666,035
	National Grid plc	44,025,773	646,239
	Barclays plc	128,545,909	593,981
	Lloyds Banking Group plc	542,231,985	570,165
	Rio Tinto plc	9,320,836	542,511
	Compass Group plc	15,289,380	517,881

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Diageo plc	20,054,864	505,705
	NatWest Group plc	70,606,504	495,866
	3i Group plc	8,492,934	480,634
	Experian plc	8,265,143	426,202
	Reckitt Benckiser Group plc	6,144,241	418,588
	Haleon plc	81,201,741	417,347
*	Glencore plc	96,523,985	376,119
	Tesco plc	59,044,650	325,544
	Prudential plc (XLON)	23,461,485	293,650
	Standard Chartered plc	17,086,371	282,754
	Anglo American plc	9,587,000	282,604
	Imperial Brands plc	6,971,367	275,440
	SSE plc	9,965,540	250,933
	Ashtead Group plc	3,869,634	248,144
	Aviva plc	24,043,185	204,409
	Smurfit WestRock plc	4,690,343	202,866
	Vodafone Group plc	175,148,121	187,488
	Legal & General Group plc	52,078,119	182,218
	Coca-Cola Europacific Partners plc	1,931,158	178,006
	Next plc	1,035,374	176,835
	InterContinental Hotels Group plc	1,321,543	151,099
	Sage Group plc	8,746,646	150,204
	Halma plc	3,371,621	148,197
	BT Group plc	50,758,969	135,157
	Informa plc	11,835,631	131,035
	Smith & Nephew plc	7,896,159	120,924
	Segro plc	12,109,271	113,357
	Rentokil Initial plc	22,614,122	109,108
	Admiral Group plc	2,261,924	101,575
	Centrica plc	45,128,521	100,130
	United Utilities Group plc	6,130,307	96,263
	International Consolidated Airlines Group SA	20,321,673	95,325
	Coca-Cola HBC AG	1,807,652	94,436
	Bunzl plc	2,935,455	93,543
	Intertek Group plc	1,433,127	93,352
	Smiths Group plc	3,021,017	93,181
*	Wise plc Class A	6,269,664	89,565
	Marks & Spencer Group plc	18,374,168	89,427
	Severn Trent plc	2,378,294	89,358
[2]	Auto Trader Group plc	7,850,565	88,922
	Pearson plc	5,948,932	87,634
	Melrose Industries plc (XLON)	11,358,335	82,725
	Diploma plc	1,200,830	80,612
	Weir Group plc	2,322,483	79,428
	Barratt Redrow plc	12,271,474	76,844
	Antofagasta plc	3,074,360	76,437
	St. James's Place plc	4,674,040	76,164
	Rightmove plc	6,986,598	75,619
	Associated British Foods plc	2,652,373	74,941
	M&G plc	21,018,133	74,293
	Beazley plc	5,556,675	71,348
	WPP plc	9,682,621	68,175
	Entain plc	5,380,971	66,647
	Games Workshop Group plc	294,147	65,472
	Intermediate Capital Group plc	2,447,234	64,915
	IMI plc	2,255,023	64,889
	Mondi plc	3,929,575	64,211
	Kingfisher plc	15,935,088	63,638
	J Sainsbury plc	15,688,854	62,439
	Whitbread plc	1,584,588	61,492
	Phoenix Group Holdings plc	6,646,808	60,135
[2]	ConvaTec Group plc	14,785,145	58,565
	Land Securities Group plc	6,635,767	57,637
	Howden Joinery Group plc	4,899,781	57,619
	DCC plc	886,337	57,524
[1]	LondonMetric Property plc	19,895,914	55,557
	Spirax Group plc	658,054	53,811
	Hiscox Ltd.	3,023,679	52,190
*	Burberry Group plc	3,208,590	52,118
	Taylor Wimpey plc	31,498,798	51,365

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Persimmon plc	2,817,482	50,124
	Croda International plc	1,243,751	49,934
	Direct Line Insurance Group plc	11,675,673	49,238
	Endeavour Mining plc	1,573,599	48,339
	Spectris plc	884,621	46,618
	British Land Co. plc	8,788,335	45,613
	Berkeley Group Holdings plc	855,378	45,322
	Tritax Big Box REIT plc	21,916,842	44,626
	IG Group Holdings plc	3,035,679	44,392
	UNITE Group plc	3,704,662	43,177
	Aberdeen Group Plc	16,144,417	41,568
	Bellway plc	1,030,651	40,829
	Investec plc	5,232,270	39,173
	Hikma Pharmaceuticals plc	1,384,041	37,769
	Babcock International Group plc	2,280,511	35,918
	Johnson Matthey plc	1,495,916	35,669
	Cranswick plc	471,903	34,663
	ITV plc	29,947,612	33,927
	Rotork plc	7,562,240	33,363
	Schroders plc	6,684,210	33,241
	RS Group plc	4,208,997	33,226
*	Carnival plc	1,299,480	33,010
	Fresnillo plc	1,659,024	32,976
	Balfour Beatty plc	4,549,542	32,642
	Inchcape plc	3,225,956	32,143
	B&M European Value Retail SA	8,612,008	32,075
	QinetiQ Group plc	4,305,280	30,463
	Drax Group plc	3,193,534	30,437
	TBC Bank Group plc	476,173	30,338
	Plus500 Ltd.	636,158	29,685
[1]	Pennon Group plc	4,212,690	29,064
	Shaftesbury Capital plc	13,276,674	28,429
	Lion Finance Group plc	291,382	28,381
	Derwent London plc	967,240	27,571
	JD Sports Fashion plc	22,395,005	27,310
	Softcat plc	1,153,894	27,194
[2]	Quilter plc	11,830,754	25,481
*	Vistry Group plc	2,901,814	25,422
	Serco Group plc	9,145,678	25,374
	TP ICAP Group plc	6,742,598	25,245
	easyJet plc	3,351,632	24,528
	Man Group plc	10,423,100	24,214
	Morgan Sindall Group plc	382,697	24,043
*,2	Deliveroo plc	9,759,998	23,561
	Tate & Lyle plc	3,285,364	23,302
	Big Yellow Group plc	1,673,822	23,269
	OSB Group plc	3,235,760	23,248
	Greggs plc	879,829	23,200
	Paragon Banking Group plc	1,742,800	22,610
	Grafton Group plc GDR	1,552,409	21,767
	Baltic Classifieds Group plc	3,983,103	20,376
	Assura plc	28,864,664	19,892
	Mitie Group plc	10,212,579	19,824
	Dunelm Group plc	1,206,211	19,656
	Grainger plc	6,391,252	19,430
	International Workplace Group plc	6,768,066	19,408
	Computacenter plc	588,816	19,407
	Canal & SA (XLON)	6,120,758	19,162
	AJ Bell plc	2,691,484	18,962
	Chemring Group plc	2,422,647	18,800
	Safestore Holdings plc	1,913,919	18,623
	Sirius Real Estate Ltd.	13,192,343	17,714
	Hill & Smith plc	717,459	17,683
	Hammerson plc	4,249,855	17,465
	WH Smith plc	1,142,148	17,107
	Lancashire Holdings Ltd.	2,159,473	17,064
	Telecom Plus plc	640,774	16,980
	Great Portland Estates plc	3,409,484	16,795
	SSP Group plc	7,068,910	16,742
	Just Group plc	9,173,300	16,702

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Ocado Group plc	5,333,087	16,634
	Genus plc	586,017	16,457
[2]	JTC plc	1,391,152	16,296
	Firstgroup plc	5,126,666	16,233
	Savills plc	1,187,691	16,228
	Premier Foods plc	5,872,387	16,080
*	Indivior plc	1,076,145	16,002
	Primary Health Properties plc	11,753,451	15,976
[1]	Energean plc	1,236,267	15,465
	Coats Group plc	14,119,644	15,413
	Travis Perkins plc	1,836,036	15,308
*	Currys plc	9,083,412	15,183
[2]	Bridgepoint Group plc	3,457,578	14,768
	Pets at Home Group plc	4,086,917	14,713
*,2	Trainline plc	3,763,430	14,456
	Bytes Technology Group plc (XLON)	1,979,487	13,904
	Hays plc	14,131,109	13,816
	Volution Group plc	1,698,600	13,783
*	Spirent Communications plc	5,071,555	13,574
*	Helios Towers plc	8,081,767	13,490
	Harbour Energy plc	5,031,477	13,488
	MONY Group plc	4,413,497	13,418
	Breedon Group plc	2,498,059	13,254
	Oxford Instruments plc	499,772	13,006
	Bodycote plc	1,606,897	12,904
	Supermarket Income REIT plc	10,908,480	12,737
	Greencore Group plc	3,933,870	12,608
	Keller Group plc	621,253	12,498
	Rathbones Group plc	515,969	12,347
[2]	Airtel Africa plc	4,982,913	12,340
	4imprint Group plc	245,058	12,302
	Genuit Group plc	2,220,385	12,008
	Renishaw plc	301,909	11,860
*,2	Watches of Switzerland Group plc	2,053,327	11,561
	Domino's Pizza Group plc	3,230,050	11,421
	Clarkson plc	254,113	11,390
	Elementis plc	5,171,486	11,368
	Dowlais Group plc	11,534,627	10,568
	Playtech plc	2,036,072	10,514
	Pagegroup plc	2,786,293	10,237
	IntegraFin Holdings plc	2,275,971	10,179
*,2	Trustpilot Group plc	3,053,578	10,161
[1]	Diversified Energy Co. plc	675,204	10,065
	Hochschild Mining plc	2,804,740	9,886
	Senior plc	3,700,961	9,355
	Zigup plc	1,915,202	9,341
	Vesuvius plc	1,706,101	9,193
	Future plc	903,790	9,072
*	Mitchells & Butlers plc	2,300,254	9,052
	Hilton Food Group plc	729,460	8,675
	Moonpig Group plc	2,815,049	8,667
*	Frasers Group plc	927,642	8,665
	Ashmore Group plc	3,896,409	8,375
	Victrex plc	772,531	8,239
	AG Barr plc	859,235	8,121
	J D Wetherspoon plc	736,757	7,834
	Morgan Advanced Materials plc	2,532,348	7,651
	Marshalls plc	2,044,459	7,553
[1]	C&C Group plc	3,343,044	7,478
	Kainos Group plc	728,173	7,419
*,1	Oxford Nanopore Technologies plc	3,892,788	7,320
[2]	Spire Healthcare Group plc	2,358,254	7,260
[2]	Ibstock plc	3,459,634	6,947
	Workspace Group plc	1,203,982	6,940
*	Close Brothers Group plc	1,343,152	6,815
*	Molten Ventures plc	1,447,545	6,357
	RHI Magnesita NV	155,679	6,346
	Wickes Group plc	1,993,501	6,145
[2]	Petershill Partners plc	1,983,059	6,056
	Ninety One plc	2,313,682	5,906

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	IP Group plc	8,251,937	5,883
*,1	Alphawave IP Group plc	2,438,700	5,836
	Picton Property Income Ltd.	5,128,641	5,648
	Dr. Martens plc	5,131,029	5,288
*	Auction Technology Group plc	840,030	5,255
	Crest Nicholson Holdings plc	2,034,927	5,219
	Jupiter Fund Management plc	3,714,892	5,096
	NCC Group plc	2,546,310	5,059
[2]	Bakkavor Group plc	1,538,499	4,566
*	AO World plc	2,733,332	3,642
	Essentra plc	2,459,975	3,610
	Ithaca Energy plc	1,632,231	3,515
*	PureTech Health plc	1,857,670	3,175
	Rank Group plc	1,727,975	3,155
[2]	CMC Markets plc	910,147	3,151
	Liontrust Asset Management plc	531,682	3,017
*,1,2	Aston Martin Lagonda Global Holdings plc	2,558,191	2,802
*,1	Raspberry PI Holdings plc	438,657	2,751
*,1	THG plc	5,905,318	2,620
	FDM Group Holdings plc	796,705	2,334
*,1	Tullow Oil plc	10,078,167	2,198
*,1	ASOS plc	508,067	2,113
	PZ Cussons plc	2,050,602	2,089
*	Mobico Group plc	4,415,655	1,789
*,3	John Wood Group plc	5,969,454	1,511
	CLS Holdings plc	1,359,410	1,315
*,3	Home REIT plc	2,697,055	444
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			28,720,314
Total Common Stocks (Cost $160,378,093)			229,294,692
Preferred Stocks (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares	7,314,631	268,337
	Volkswagen AG Preference Shares	1,863,330	196,979
	Henkel AG & Co. KGaA Preference Shares	1,462,946	114,964
	Bayerische Motoren Werke AG Preference Shares	508,930	42,264
	Hyundai Motor Co. Preference Shares (XKRX)	312,147	36,657
	FUCHS SE Preference Shares	589,481	32,579
*	Telecom Italia SpA Preference Shares	41,497,946	22,661
	Hyundai Motor Co. Preference Shares	196,863	22,481
*	Grifols SA Preference Shares Class B (XMAD)	2,343,227	21,138
	Sixt SE Preference Shares	144,550	10,157
	Danieli & C Officine Meccaniche SpA Preference Shares	327,615	9,887
	Draegerwerk AG & Co. KGaA Preference Shares	76,248	6,039
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	25,095	6,022
	LG Chem Ltd. Preference Shares	66,633	5,261
	Hanwha Corp. Preference Shares	166,794	4,950
	LG Electronics Inc. Preference Shares	153,165	4,137
	Corem Property Group AB Preference Shares	120,904	3,159
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,993
	Daishin Securities Co. Ltd. Preference Shares	173,647	2,537
	LG H&H Co. Ltd. Preference Shares	21,708	2,114
	CJ CheilJedang Corp. Preference Shares	18,855	2,052
	Samsung SDI Co. Ltd. Preference Shares	21,602	1,628
Total Preferred Stocks (Cost $843,319)			818,996
Rights (0.0%)
*,3	Hanwha Aerospace Co. Ltd. Exp 7/2/25	19,899	3,988
*,3	AHL Strom-Munksjo OYJ	70,191	1,475
*,1	POSCO Future M Co. Ltd. Exp. 7/22/25	29,894	665
*,3	Bukwang Pharmaceutical Co. Exp 7/9/25	133,412	58
*,3	ESR Kendall Square REIT Co. Ltd. Exp 7/4/25	156,074	—
Total Rights (Cost $1,129)			6,186
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	196,679	200

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			200
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.355% (Cost $5,143,283)	51,442,179	5,143,703
Total Investments (101.3%) (Cost $166,365,824)			235,263,777
Other Assets and Liabilities—Net (-1.3%)			(3,101,846)
Net Assets (100%)			232,161,931
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,830,055.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $3,644,612, representing 1.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,117,434 was received for securities on loan, of which $4,117,057 is held in Vanguard Market Liquidity Fund and $377 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2025	12,735	799,114	3,489
FTSE 100 Index	September 2025	3,619	436,629	(4,468)
S&P ASX 200 Index	September 2025	1,827	256,631	398
Topix Index	September 2025	2,893	573,658	12,383
S&P TSX 60 Index	September 2025	1,265	297,265	3,117
				14,919

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/25	AUD	333,666	USD	217,471	2,489	—
Bank of America, N.A.	9/17/25	CAD	388,874	USD	285,535	1,162	—
State Street Bank & Trust Co.	9/17/25	CHF	8,762	USD	10,983	169	—
State Street Bank & Trust Co.	9/17/25	EUR	625,446	USD	718,938	21,650	—
HSBC Bank plc	9/17/25	GBP	256,276	USD	346,786	5,168	—
JPMorgan Chase Bank, N.A.	9/17/25	JPY	62,690,798	USD	436,523	2,676	—
Citibank, N.A.	9/17/25	JPY	6,258,914	USD	43,354	494	—
UBS AG	9/17/25	USD	356,688	CHF	287,308	—	(8,993)
JPMorgan Chase Bank, N.A.	9/17/25	USD	29,381	DKK	190,400	—	(858)
Citibank, N.A.	9/17/25	USD	131,059	EUR	113,171	—	(2,946)
BNP Paribas	9/17/25	USD	4,003	HKD	31,182	5	—
State Street Bank & Trust Co.	9/17/25	USD	3,219	HKD	25,115	—	(2)
BNP Paribas	9/17/25	USD	24,077	KRW	32,372,112	35	—
State Street Bank & Trust Co.	9/17/25	USD	15,537	NOK	157,024	—	(49)

Developed Markets Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	9/17/25	USD	72,775	SEK	693,877	—	(945)
BNP Paribas	9/17/25	USD	6,461	SGD	8,251	—	(65)
						33,848	(13,858)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ecopro BM Co. Ltd.	4/22/26	GSI	7,524	(2.083)	942	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $19,552 and cash of $4,700 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $161,222,541)	230,120,074
Affiliated Issuers (Cost $5,143,283)	5,143,703
Total Investments in Securities	235,263,777
Investment in Vanguard	5,875
Cash	377
Cash Collateral Pledged—Futures Contracts	154,627
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	9,019
Foreign Currency, at Value (Cost $151,752)	152,499
Receivables for Investment Securities Sold	121,759
Receivables for Accrued Income	762,059
Receivables for Capital Shares Issued	61,304
Variation Margin Receivable—Futures Contracts	9,605
Unrealized Appreciation—Forward Currency Contracts	33,848
Unrealized Appreciation—Over-the-Counter Swap Contracts	942
Total Assets	236,575,691
Liabilities
Due to Custodian	94,938
Payables for Investment Securities Purchased	41,155
Collateral for Securities on Loan	4,117,434
Payables for Capital Shares Redeemed	137,216
Payables to Vanguard	9,159
Unrealized Depreciation—Forward Currency Contracts	13,858
Total Liabilities	4,413,760
Net Assets	232,161,931
1 Includes $3,830,055 of securities on loan.

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	173,144,225
Total Distributable Earnings (Loss)	59,017,706
Net Assets	232,161,931

Investor Shares—Net Assets
Applicable to 1,843,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,170
Net Asset Value Per Share—Investor Shares	$14.19

ETF Shares—Net Assets
Applicable to 2,873,042,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	163,781,228
Net Asset Value Per Share—ETF Shares	$57.01

Admiral™ Shares—Net Assets
Applicable to 1,769,648,082 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,432,417
Net Asset Value Per Share—Admiral Shares	$18.33

Institutional Shares—Net Assets
Applicable to 844,026,640 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,490,095
Net Asset Value Per Share—Institutional Shares	$18.35

Institutional Plus Shares—Net Assets
Applicable to 712,288,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,432,021
Net Asset Value Per Share—Institutional Plus Shares	$28.69

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	4,051,254
Interest[2]	17,055
Securities Lending—Net	27,523
Total Income	4,095,832
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,685
Management and Administrative—Investor Shares	16
Management and Administrative—ETF Shares	11,855
Management and Administrative—Admiral Shares	5,537
Management and Administrative—Institutional Shares	1,507
Management and Administrative—Institutional Plus Shares	1,003
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	2,082
Marketing and Distribution—Admiral Shares	833
Marketing and Distribution—Institutional Shares	216
Marketing and Distribution—Institutional Plus Shares	278
Custodian Fees	2,994
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	2,857
Shareholders’ Reports and Proxy Fees—Admiral Shares	212
Shareholders’ Reports and Proxy Fees—Institutional Shares	76
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	122
Trustees’ Fees and Expenses	59
Other Expenses	378
Total Expenses	36,711
Net Investment Income	4,059,121
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(372,374)
Futures Contracts	124,044
Swap Contracts	(840)
Forward Currency Contracts	25,056
Foreign Currencies	38,347
Realized Net Gain (Loss)	(185,767)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	35,992,624
Futures Contracts	33,521
Swap Contracts	4,163
Forward Currency Contracts	39,419
Foreign Currencies	56,850
Change in Unrealized Appreciation (Depreciation)	36,126,577
Net Increase (Decrease) in Net Assets Resulting from Operations	39,999,931
1	Dividends are net of foreign withholding taxes of $432,467.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,528, ($154), and ($242), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $30,881 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,059,121	5,388,426
Realized Net Gain (Loss)	(185,767)	(849,113)
Change in Unrealized Appreciation (Depreciation)	36,126,577	866,794
Net Increase (Decrease) in Net Assets Resulting from Operations	39,999,931	5,406,107
Distributions
Investor Shares	(288)	(660)
ETF Shares	(1,937,395)	(4,321,149)
Admiral Shares	(383,644)	(891,795)
Institutional Shares	(187,681)	(458,103)
Institutional Plus Shares	(244,396)	(560,667)
Total Distributions	(2,753,404)	(6,232,374)
Capital Share Transactions
Investor Shares	1,908	(2,015)
ETF Shares	4,333,451	11,299,698
Admiral Shares	(61,240)	877,080
Institutional Shares	(397,103)	(860,244)
Institutional Plus Shares	(341,412)	846,387
Net Increase (Decrease) from Capital Share Transactions	3,535,604	12,160,906
Total Increase (Decrease)	40,782,131	11,334,639
Net Assets
Beginning of Period	191,379,800	180,045,161
End of Period	232,161,931	191,379,800

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.90	$11.93	$10.47	$12.73	$11.79	$10.95
Investment Operations
Net Investment Income[1]	.245	.335	.328	.333	.331	.235
Net Realized and Unrealized Gain (Loss) on Investments	2.207	.021	1.496	(2.302)	.996	.834
Total from Investment Operations	2.452	.356	1.824	(1.969)	1.327	1.069
Distributions
Dividends from Net Investment Income	(.162)	(.386)	(.364)	(.291)	(.387)	(.229)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.162)	(.386)	(.364)	(.291)	(.387)	(.229)
Net Asset Value, End of Period	$14.19	$11.90	$11.93	$10.47	$12.73	$11.79
Total Return[2]	20.69%	2.96%	17.61%	-15.39%	11.35%	10.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$20	$22	$22	$37	$49
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[3]	0.17%[3]	0.16%[3]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.80%	2.71%	2.92%	3.06%	2.61%	2.34%
Portfolio Turnover Rate[4]	3%	3%	3%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.79	$47.91	$42.04	$51.14	$47.36	$43.98
Investment Operations
Net Investment Income[1]	1.009	1.393	1.361	1.403	1.370	.982
Net Realized and Unrealized Gain (Loss) on Investments	8.894	.091	6.020	(9.281)	4.024	3.363
Total from Investment Operations	9.903	1.484	7.381	(7.878)	5.394	4.345
Distributions
Dividends from Net Investment Income	(.683)	(1.604)	(1.511)	(1.222)	(1.614)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.683)	(1.604)	(1.511)	(1.222)	(1.614)	(.965)
Net Asset Value, End of Period	$57.01	$47.79	$47.91	$42.04	$51.14	$47.36
Total Return	20.81%	3.07%	17.77%	-15.35%	11.49%	10.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163,781	$133,323	$122,714	$100,471	$110,103	$87,578
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.90%	2.80%	3.01%	3.22%	2.69%	2.43%
Portfolio Turnover Rate[3]	3%	3%	3%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.36	$15.40	$13.52	$16.44	$15.23	$14.14
Investment Operations
Net Investment Income[1]	.322	.446	.435	.448	.438	.313
Net Realized and Unrealized Gain (Loss) on Investments	2.866	.027	1.928	(2.978)	1.287	1.085
Total from Investment Operations	3.188	.473	2.363	(2.530)	1.725	1.398
Distributions
Dividends from Net Investment Income	(.218)	(.513)	(.483)	(.390)	(.515)	(.308)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.218)	(.513)	(.483)	(.390)	(.515)	(.308)
Net Asset Value, End of Period	$18.33	$15.36	$15.40	$13.52	$16.44	$15.23
Total Return[2]	20.84%	3.04%	17.67%	-15.32%	11.43%	10.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,432	$27,248	$26,441	$22,214	$24,782	$21,207
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%[3]	0.08%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.87%	2.79%	2.99%	3.21%	2.68%	2.41%
Portfolio Turnover Rate[4]	3%	3%	3%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.38	$15.43	$13.53	$16.46	$15.25	$14.16
Investment Operations
Net Investment Income[1]	.323	.452	.442	.452	.442	.315
Net Realized and Unrealized Gain (Loss) on Investments	2.867	.015	1.944	(2.989)	1.287	1.086
Total from Investment Operations	3.190	.467	2.386	(2.537)	1.729	1.401
Distributions
Dividends from Net Investment Income	(.220)	(.517)	(.486)	(.393)	(.519)	(.311)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.220)	(.517)	(.486)	(.393)	(.519)	(.311)
Net Asset Value, End of Period	$18.35	$15.38	$15.43	$13.53	$16.46	$15.25
Total Return	20.83%	3.00%	17.84%	-15.34%	11.44%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,490	$13,336	$14,194	$12,983	$15,219	$14,020
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.88%	2.82%	3.04%	3.23%	2.70%	2.42%
Portfolio Turnover Rate[3]	3%	3%	3%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.05	$24.11	$21.15	$25.73	$23.83	$22.13
Investment Operations
Net Investment Income[1]	.505	.705	.687	.717	.693	.495
Net Realized and Unrealized Gain (Loss) on Investments	4.480	.045	3.036	(4.680)	2.022	1.693
Total from Investment Operations	4.985	.750	3.723	(3.963)	2.715	2.188
Distributions
Dividends from Net Investment Income	(.345)	(.810)	(.763)	(.617)	(.815)	(.488)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.345)	(.810)	(.763)	(.617)	(.815)	(.488)
Net Asset Value, End of Period	$28.69	$24.05	$24.11	$21.15	$25.73	$23.83
Total Return	20.82%	3.09%	17.80%	-15.33%	11.49%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,432	$17,453	$16,674	$13,339	$16,866	$15,531
Ratio of Total Expenses to Average Net Assets	0.02%	0.04%[2]	0.05%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.88%	2.82%	3.02%	3.26%	2.71%	2.43%
Portfolio Turnover Rate[3]	3%	3%	3%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Developed Markets Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.

Developed Markets Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $5,875,000, representing less than 0.01% of the fund’s net assets and 2.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	23,984,533	—	—	23,984,533
Common Stocks—Other	229,698	205,026,857	53,604	205,310,159
Preferred Stocks	—	818,996	—	818,996
Rights	—	665	5,521	6,186
Warrants	—	—	200	200
Temporary Cash Investments	5,143,703	—	—	5,143,703
Total	29,357,934	205,846,518	59,325	235,263,777
Derivative Financial Instruments
Assets
Futures Contracts[1]	19,387	—	—	19,387
Forward Currency Contracts	—	33,848	—	33,848
Swap Contracts	—	942	—	942
Total	19,387	34,790	—	54,177
Liabilities
Futures Contracts	(4,468)	—	—	(4,468)
Forward Currency Contracts	—	(13,858)	—	(13,858)
Total	(4,468)	(13,858)	—	(18,326)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Developed Markets Index Fund
D.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	19,387	—	19,387
Unrealized Appreciation—Forward Currency Contracts	—	33,848	33,848
Unrealized Appreciation— Over-the-Counter Swap Contracts	942	—	942
Total Assets	20,329	33,848	54,177

Unrealized Depreciation—Futures Contracts[1]	(4,468)	—	(4,468)
Unrealized Depreciation—Forward Currency Contracts	—	(13,858)	(13,858)
Total Liabilities	(4,468)	(13,858)	(18,326)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	124,044	—	124,044
Swap Contracts	(840)	—	(840)
Forward Currency Contracts	—	25,056	25,056
Realized Net Gain (Loss) on Derivatives	123,204	25,056	148,260
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	33,521	—	33,521
Swap Contracts	4,163	—	4,163
Forward Currency Contracts	—	39,419	39,419
Change in Unrealized Appreciation (Depreciation) on Derivatives	37,684	39,419	77,103
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	168,683,760
Gross Unrealized Appreciation	78,621,577
Gross Unrealized Depreciation	(12,006,652)
Net Unrealized Appreciation (Depreciation)	66,614,925
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $8,690,722,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2025, the fund purchased $9,268,873,000 of investment securities and sold $5,674,855,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,042,083,000 and $52,661,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,111,000 and sales were $2,000, resulting in net realized gain of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Developed Markets Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,657	284	3,132	255
Issued in Lieu of Cash Distributions	288	22	660	54
Redeemed	(2,037)	(158)	(5,807)	(477)
Net Increase (Decrease)—Investor Shares	1,908	148	(2,015)	(168)
ETF Shares
Issued	4,333,451	83,134	11,299,698	228,692
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	4,333,451	83,134	11,299,698	228,692
Admiral Shares
Issued	3,197,779	192,774	5,278,263	331,188
Issued in Lieu of Cash Distributions	310,137	17,898	713,962	45,634
Redeemed	(3,569,156)	(214,558)	(5,115,145)	(319,877)
Net Increase (Decrease)—Admiral Shares	(61,240)	(3,886)	877,080	56,945
Institutional Shares
Issued	1,616,412	97,627	2,487,639	155,579
Issued in Lieu of Cash Distributions	169,996	9,803	418,819	26,717
Redeemed	(2,183,511)	(130,216)	(3,766,702)	(235,649)
Net Increase (Decrease)—Institutional Shares	(397,103)	(22,786)	(860,244)	(53,353)
Institutional Plus Shares
Issued	1,158,945	44,188	3,406,196	135,554
Issued in Lieu of Cash Distributions	223,037	8,225	510,097	20,837
Redeemed	(1,723,394)	(65,926)	(3,069,906)	(122,181)
Net Increase (Decrease)—Institutional Plus Shares	(341,412)	(13,513)	846,387	34,210
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1272 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Tax-Managed Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	157,482,034,774	765,506,519	N/A	N/A
Mark Loughridge	156,790,545,183	1,456,996,109	N/A	N/A
Scott C. Malpass	157,043,028,724	1,204,512,568	N/A	N/A
John Murphy	157,492,625,757	754,915,536	N/A	N/A
Lubos Pastor	157,490,323,368	757,217,925	N/A	N/A
Rebecca Patterson	157,567,214,920	680,326,373	N/A	N/A
André F. Perold	157,326,557,170	920,984,123	N/A	N/A
Salim Ramji	157,145,405,326	1,102,135,966	N/A	N/A
Sarah Bloom Raskin	157,074,546,383	1,172,994,910	N/A	N/A
Grant Reid	157,386,943,757	860,597,536	N/A	N/A
David Thomas	157,310,800,894	936,740,398	N/A	N/A
Barbara Venneman	157,544,022,324	703,518,969	N/A	N/A
Peter F. Volanakis	156,757,370,592	1,490,170,701	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.